[PHOTO]

                                                                         [PHOTO]

                                                                         [PHOTO]

      The Concert
      Investment Series

      Semi-Annual Report

      APRIL 30, 1999

Table of Contents

Letter to Shareholders .....................................................   1

The Concert Investment Series Funds

      Emerging Growth Fund .................................................   3

      Government Fund ......................................................   8

      Growth Fund ..........................................................  12

      Growth and Income Fund ...............................................  16

      International Equity Fund ............................................  21

      Mid Cap Fund .........................................................  26

      Municipal Bond Fund ..................................................  28

Schedules of Investments ...................................................  32

Statements of Assets and Liabilities .......................................  66

Statements of Operations....................................................  70

Statements of Changes in Net Assets.........................................  72

Notes to Financial Statements ..............................................  76

Financial Highlights .......................................................  86

Management of the Series ................................................... 100

[PHOTO]

HEATH B.
McLENDON

Chairman
Concert Investment Series

Dear Shareholder:

We are pleased to present the semi-annual report for the Concert Investment Series for the period ended April 30, 1999. The performance and current holdings of each Fund are discussed in greater detail on the following pages. The first chart below lists the total return for the six months ended April 30, 1999 for six of the Funds. The second chart lists the total returns from inception through April 30, 1999 for the Mid Cap Fund. We hope you find this report to be useful and informative.

The Performance of the
Concert Investment Series Funds(1)

Class A Shares Total Returns for the
Six Months Ended April 30, 1999

                                                   WITHOUT           WITH SALES
                                               SALES CHARGES(2)       CHARGES(3)

Emerging Growth Fund                                25.59%             19.32%

Government Fund                                     (1.35)             (5.77)

Growth Fund                                         27.67              21.28

Growth and Income Fund                              18.13              12.20

International Equity Fund                           25.98              19.66

Municipal Bond Fund                                  1.18              (3.38)

The Performance of the New
Mid Cap Fund(1)

Class A Shares Total Return since March 15, 1999 (Inception) through April 30, 1999

                                                   WITHOUT           WITH SALES
                                               SALES CHARGES(2)       CHARGES(3)

Mid Cap Fund                                         3.25%             (1.92)%

The Concert Investment Series:
What We Believe

The Concert Investment Series Funds provide you with personal attention, combined with experienced portfolio management. Our goal is to seek consistent, long-term performance while managing risk. All of our Funds incorporate these key beliefs:

We are committed to putting our clients' interests first.

Our job is to help investors achieve their goals without compromising their objectives and tolerances for risk.

Flexibility contributes to better investment strategies.

Our Funds and our management expertise cover the entire spectrum of risks and returns. Every Fund can be combined with other selections from the Concert Investment Series to create a comprehensive, personalized investment strategy.

Consistent performance is earned daily.

We are committed to delivering competitive, long-term performance, rather than short-term results. We believe that this is one of the surest routes to building wealth over time.

Conservative management is effective management.

We place a strong emphasis on managing risk over the long term. Our portfolios are diversified among a broad range of securities.

Experience is key.

Concert Investment Series portfolio managers have an average of over 20 years of investment experience.

----------
(1) Performance numbers for the other classes of shares can be found after each Manager's Commentary.

(2) These total return figures do not reflect the deduction of a sales charge for each Fund's Class A shares.

(3) These total return figures assume reinvestment of all dividends and reflect the deduction of the maximum front-end sales charge for each Fund's Class A shares: up to 5.00% for the Emerging Growth Fund, Growth and Income Fund, International Equity Fund, Mid Cap Fund and Growth Fund; up to 4.50% with respect to the Government Fund and Municipal Bond Fund.

      In addition, both columns of data represent past performance, which is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
The Concert Investment Series                                                  1

There is no substitute for personal service.

The Concert Investment Series is centered on a strong commitment to deliver our clients only the highest quality personal service.

Market Commentary

The reporting period saw a continuation of the strong economic conditions that have existed in the U.S. for more than seven years. Lower short-term interest rates appear to have helped U.S. businesses cope better with the effects of the global credit and currency crisis that began in Asia in 1997, and spread to Russia and parts of Latin America in 1998. During this period, U.S. consumer spending remained high, the rate of unemployment was low and inflationary pressures continued to be virtually nonexistent.

While most overseas markets did not match the economic strength of the U.S., many of their economies appear to have improved in the latter stages of the reporting period. In our view, lower short-term interest rates adopted by central banks worldwide in the fall of 1998 have helped many countries improve their economic conditions. This was especially true in Japan, Asia, Latin America and Eastern Europe, areas that had previously borne the full brunt of the global currency and credit crisis.

These economic conditions produced mixed results for fixed-income securities during the reporting period. U.S. Treasury securities, which rallied strongly last summer when the stock market and other bond markets declined sharply, gave back some of their gains. However, other types of bonds performed better, as investors shifted assets back into bond market sectors they had previously avoided, including corporate bonds, mortgage-backed securities, asset-backed securities and foreign bonds. Once again, strong economic data combined with historically low inflation pressures left many fixed-income investors with little to do. In our view, the continued strength of the equity markets acted to settle down the bond markets during the latter stages of the reporting period.

Municipal bonds, along with many other financial assets, have benefited from the high-growth, low-inflation U.S. economy. As with other kinds of bonds, municipal bond yields have declined, but their real rate of return (i.e., the rate of return after subtracting the effects of inflation) has remained historically high.

Through April 1999, the major stock market indices extended their gains as the majority of economic data affirmed that the forces sustaining the economic expansion remained intact. On March 29, 1999, the Dow Jones Industrial Average jumped 184.54, or 1.88%, to climb past the historic 10,000 milestone. In addition, surprising U.S. economic strength, together with growing optimism regarding global growth, forced positive revisions to estimates of Gross Domestic Product ("GDP") and most corporate profits. Although in previous months indications of strong U.S. economic growth in the face of tepid global growth caused a sense of relief among many investors, this relief gradually gave way to inflation-linked anxieties as signs emerged confirming stabilization in previously troubled emerging markets.

Many investment professionals have also recently sounded a note of caution regarding the price of stocks, especially large-company, Internet and technology issues. There is growing concern that corporate earnings may not be strong enough to sustain current stock prices. In addition, with inflation and interest rates at historic lows, U.S. stocks remain vulnerable to any negative surprises.

As always, we welcome your suggestions on how we can better serve you. Thank you for your support and confidence in our investment management approach. We look forward to continuing to help you gain greater financial independence in the years to come.

Sincerely,


/s/ Heath B. McLendon

Heath B. McLendon
Chairman

Concert Investment Series

May 28, 1999


--------------------------------------------------------------------------------
2                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Emerging Growth Fund
--------------------------------------------------------------------------------

The Emerging Growth Fund ("Fund") seeks capital appreciation. The Fund invests in common stocks of small- and medium-sized companies considered by the manager to be "emerging growth" companies.* These are primarily domestic companies, in the early stages of their life cycles, characterized by relatively high earnings growth. The manager selects investments from among companies that have market capitalizations in the lowest 25% of all publicly traded U.S. companies.

Portfolio Manager:

Sandip A. Bhagat, CFA

[PHOTO]

Assumed management:
December 31, 1997

Investment experience:
More than ten years

Background: Joined Travelers in 1987. Extensive portfolio management experience in quantitative investment management. Formerly a Vice President at Mandell Institute, Inc., a research & development think-tank.

Education: B.S., Chemical Engineering, University of Bombay; M.S., Chemical Engineering, University of Connecticut; M.B.A., Finance, University of Connecticut

Fund Update

For the six months ended April 30, 1999, the Fund's Class A shares returned 25.59% without sales charge, outperforming the Russell 2000 Stock Index by 15.16% the same period. In this market commentary, we review stock market activity, portfolio holdings and investment performance for the Fund from November 1998 to April 1999.

A proactive and aggressive stance by the Federal Reserve Board ("Fed") halted the stock market slide early in the fourth quarter of 1998 and sent stock prices soaring in November and December. The fourth quarter rally erased losses from the third quarter and most market measures reached new all-time highs. The market was also helped by economic reports in the fourth quarter, which were well ahead of expectations. Fourth quarter Gross Domestic Product ("GDP") growth was eventually reported at 6.0%, but interest rates remained low, mainly as a result of low inflation.

Stock market volatility remained high in early 1999 as a new threat to global financial markets emerged in Latin America in January. The devaluation of the Brazilian currency raised concerns for U.S. companies with exposure to Latin America and took a temporary toll on the stock market in the middle of January. Interest rate concerns dominated market psychology during February.

First quarter GDP grew at a rate of 4.5%, well above the consensus forecast of 3.5%. Despite low inflation, interest rates moved higher amid fears of Fed tightening in response to the strong U.S. economy. In February, the yield on the 30-year Treasury bond moved from 5.18% to 5.55%.

Evidence of stronger-than-expected economic growth prompted hopes of a meaningful earnings recovery and, at the same time, triggered concerns about further increases in interest rates. Both implications led to a furious rally in value stocks and, to a lesser extent, in small-cap stocks during the month of April.

Our stock selection is based on an investment philosophy that favors companies that are able to grow earnings above consensus expectations, yet offer attractive relative value. In order to achieve consistent relative performance, the

----------
* The Fund's objective is suitable for investors who are willing to hold their shares through periods of market fluctuations and the accompanying changes in share values. Investors in this Fund must be comfortable with the greater volatility of a fund that invests in small- and medium-sized companies. Investment results and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost.


--------------------------------------------------------------------------------
The Concert Investment Series                                                  3

Fund is managed to mirror the overall risk and sector weightings of the universe of smaller-size companies.

We experienced our most favorable performance relative to the benchmark in the technology, health care and energy sectors. We lost ground relative to the benchmark in the consumer discretionary sector. The technology sector in the small-cap universe was strong during the six-month period under review. The Internet group was particularly strong, especially in late 1998 and early 1999. The Fund benefited from a number of modest positions within the Internet sector. Our holdings within this group included browser and search engine companies such as Lycos, Excite and DoubleClick, as well as online trading plays such as E*TRADE Group.

Investor preference shifted dramatically from growth stocks trading at extremely high P/E ratios into value stocks towards the end of the period. In late 1998, small-cap growth companies, such as Network Appliances, performed well; while in March and April, investors focused on low P/E, out-of-favor value stocks, such as Comdisco, Sawtek, VLSI Technology and Platinum Technology, helped portfolio performance. Our disappointments in the technology sector included Read-Rite and Intelligroup, which both reported surprisingly large negative earnings results in the first quarter of 1999.

In the health care sector, our holdings in Visx Inc., a manufacturer of corrective vision systems, and Icos Corp., a small biotech drug company, performed well as earnings expectations continued to move higher. The energy sector experienced a spectacular revival towards the end of the period as oil prices bottomed out. Several stocks in the energy services group rose by over 50% in March and April. The Fund held modest positions in this sector including Smith International, Weatherford International and Barrett Resources, stocks that outperformed the overall group.

Performance was adverse relative to the small-cap universe in the consumer discretionary sector. We were hurt by a decline in the expected earnings growth rate of Safeskin, a maker of disposable gloves and Romac International, a professional staffing company. On a positive note, our positions in Abercrombie & Fitch, a specialty retailer, and Abacus Direct, a provider of services in the direct market industry, produced strong gains for the period.

Small-cap stocks have underperformed large-cap stocks significantly over the last several months. Based on the severe disparity in relative performance between these groups over the last several years, the recent reversal into small-cap and value stocks could persist well into the rest of the year. We thank you for your participation in the Emerging Growth Fund.

Please see pages five and six for additional Fund performance information.


--------------------------------------------------------------------------------
4                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
                              Emerging Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Historical Performance -- Class 1 Shares
--------------------------------------------------------------------------------

                                  Net Asset Value
                             -------------------------
                             Beginning          End            Income     Capital Gain        Total
Period Ended                 of Period       of Period        Dividends   Distributions      Returns(1)
=======================================================================================================
4/30/99                        $20.28          $23.87          $ 0.00         $ 1.53          25.73%+
-------------------------------------------------------------------------------------------------------
10/31/98                        22.15           20.28            0.00           0.21          (7.52)
-------------------------------------------------------------------------------------------------------
10/31/97                        18.59           22.15            0.00           0.00          19.15
-------------------------------------------------------------------------------------------------------
Inception* -- 10/31/96          17.89           18.59            0.00           0.00           3.91+
=======================================================================================================
  Total                                                        $ 0.00         $ 1.74
=======================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                                  Net Asset Value
                             -------------------------
                             Beginning          End            Income     Capital Gain        Total
Period Ended                 of Period       of Period        Dividends   Distributions      Returns(1)
=======================================================================================================
4/30/99                         $20.15         $23.68          $ 0.00         $ 1.53          25.59%+
-------------------------------------------------------------------------------------------------------
10/31/98                         22.08          20.15            0.00           0.21          (7.81)
-------------------------------------------------------------------------------------------------------
10/31/97                         18.57          22.08            0.00           0.00          18.90
-------------------------------------------------------------------------------------------------------
10/31/96                         15.12          18.57            0.00           0.00          22.82
-------------------------------------------------------------------------------------------------------
Inception* -- 10/31/95           11.81          15.12            0.00           0.00          28.11+
=======================================================================================================
  Total                                                        $ 0.00         $ 1.74
=======================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                                  Net Asset Value
                             -------------------------
                             Beginning          End            Income     Capital Gain        Total
Period Ended                 of Period       of Period        Dividends   Distributions      Returns(1)
=======================================================================================================
4/30/99                        $19.60          $22.89          $ 0.00         $ 1.53          25.07%+
-------------------------------------------------------------------------------------------------------
10/31/98                        21.63           19.60            0.00           0.21          (8.45)
-------------------------------------------------------------------------------------------------------
10/31/97                        18.34           21.63            0.00           0.00          17.94
-------------------------------------------------------------------------------------------------------
10/31/96                        15.04           18.34            0.00           0.00          21.94
-------------------------------------------------------------------------------------------------------
Inception* -- 10/31/95          11.81           15.04            0.00           0.00          27.43+
=======================================================================================================
  Total                                                        $ 0.00         $ 1.74
=======================================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.


--------------------------------------------------------------------------------
The Concert Investment Series                                                  5

--------------------------------------------------------------------------------
                              Emerging Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------
                                                    Without Sales Charges(1)
                                                 -------------------------------
                                                 Class 1     Class A     Class B
================================================================================
Six Months Ended 4/30/99+                         25.73%      25.59%      25.07%
--------------------------------------------------------------------------------
Year Ended 4/30/99                                 1.83        1.55        0.79
--------------------------------------------------------------------------------
Inception* through 4/30/99                        14.30       20.24       19.34
================================================================================
                                                    Without Sales Charges(2)
                                                 -------------------------------
                                                 Class 1     Class A     Class B
================================================================================
Six Months Ended 4/30/99+                         15.06%      19.32%      20.07%
--------------------------------------------------------------------------------
Year Ended 4/30/99                                (6.84)      (3.52)      (3.91)
--------------------------------------------------------------------------------
Inception* through 4/30/99                        10.64       18.78       19.20
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------
                                                        Without Sales Charges(1)
================================================================================
Class 1 (Inception* through 4/30/99)                             43.97%
--------------------------------------------------------------------------------
Class A (Inception* through 4/30/99)                            116.46
--------------------------------------------------------------------------------
Class B (Inception* through 4/30/99)                            109.71
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charges with respect to Class 1 and Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class 1 and Class A shares reflect the deduction of the current maximum sales charge of 8.50% and 5.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 1.00% per year until no CDSC is incurred.

* Inception date for Class 1 is August 8, 1996. Inception date for Class A and B is February 21, 1995.

+ Total return is not annualized, as it may not be representative of the total return for the year.


--------------------------------------------------------------------------------
6                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Emerging Growth Fund at a Glance (unaudited)
--------------------------------------------------------------------------------
Growth of $10,000 Invested in Class A and B Shares of the
Emerging Growth Fund vs. Russell 2000 Stock Index+
--------------------------------------------------------------------------------

                           February 1995 -- April 1999

                                  [LINE GRAPH]

              Emerging Growth Fund -- Class A      Emerging Growth Fund -- Class B      Russell 2000 Stock Index
 2/21/95                    9,449                               10,000                          10,000
10/31/95                   12,104                               12,243                          11,835
10/31/96                   14,856                               15,129                          13,801
10/31/97                   17,664                               18,015                          17,850
10/31/98                   16,284                               16,568                          15,737
 4/30/99                   20,451                               20,871                          18,122

+ Hypothetical illustration of $10,000 invested in Class A and B shares on February 21, 1995 (inception date), assuming deduction of the maximum 5.50% sales charge at the time of investment for Class A shares and the deduction of the maximum 5.00% CDSC for Class B shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through April 30, 1999. The Russell 2000 Stock Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S. domiciled companies with less than average growth orientation whose common stock is traded in the United States and the New York Stock Exchange, American Stock Exchange and Nasdaq. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other class may be greater or less than Class A and B shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Industry Diversification of Common Stock*
--------------------------------------------------------------------------------

                                   [BAR GRAPH]

Auto & Transportation           3.8%
Consumer Discretionary         20.2%
Consumer Staples                0.7%
Finance                         6.5%
Health Care                    13.5%
Materials & Processing          5.3%
Other Energy                    2.8%
Producer Durables               5.4%
Technology                     36.7%
Utilities                       5.1%

*     As a percentage of total common stock.

Investment Allocation as of April 30, 1999
--------------------------------------------------------------------------------

                                   [PIE CHART]

Repurchase Agreement and U.S. Treasury Bills      6.5%
Common Stock                                     93.5%

--------------------------------------------------------------------------------
The Concert Investment Series                                                  7

--------------------------------------------------------------------------------
Government Fund
--------------------------------------------------------------------------------

The Government Fund ("Fund") seeks high current return consistent with the preservation of capital. The Fund invests primarily in government debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.* These securities include U.S. Treasury securities, mortgage-related and asset-backed securities. Some government-guaranteed, mortgage-related securities are backed by the full faith and credit of the U.S. Treasury; some are supported by the right of the issuer to borrow from the U.S. government; and some are backed only by the credit of the issuer itself.

Portfolio Manager:

James E. Conroy

[PHOTO]

Assumed management:
December 31, 1997

Investment experience:
21 years

Background: Formerly a portfolio manager for Equitable Asset Management and I.N.A. Securities.

Education: B.A., Economics, Muhlenberg College

Fund Update

For the six months ended April 30, 1999, the Fund's Class A shares returned a negative 1.35% without sales charges. In comparison, the Lehman Brothers General U.S. Government Index had a return of 0.95% during the same period.

In our view, the major issues affecting the bond market during the reporting period were:

      o     The ongoing Clinton impeachment hearings

      o     The war in Kosovo

      o     The Social Security debate

      o     The Federal Reserve Board's neutral monetary policy

      o     A strong U.S. economy with low inflation

      o     Strong Treasury receipts and less overall U.S. Treasury financing

      o     Agency benchmark issuance

            --    New means of financing

            --    Five- and ten-year final maturities

            --    Callable in two and three years

The chart below shows the yields on U.S. Treasuries during the reporting period.

Yields on U.S. Treasuries

                                                      4/30/99           10/31/98
                                                      -------           --------
Two-Year U.S. Treasury Note                             5.06%            4.26%

Five-Year U.S. Treasury Note                            5.21             4.38

Ten-Year U.S. Treasury Bond                             5.34             4.75

Thirty-Year U.S. Treasury Bond                          5.66             5.23

During the reporting period, we maintained an allocation in the Fund of roughly 30% in U.S. Treasuries and 70% in mortgage-backed securities. The coupons from the mortgage-backed securities averaged 6 1/2% and our Treasury holdings were generally focused in the ten-year maturity range and longer dated zero coupon bonds. As of April 30, 1999, the Fund's duration was roughly six and one-half years and approximated its benchmark.

We believe that the long bond will probably trade in a range between 5% and 6% in the coming months. In addition, we also think there is a roughly 40% chance that rates will go lower and stay around 5%. In our view, the least likely scenario for the bond market would be for rates to head higher than 6 1/4%.

Please see pages nine and ten for additional Fund performance information.

----------
* Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund shares are not deposits or obligations of, or insured or guaranteed by the U.S. government, any financial institution, the Federal Deposit Insurance Corporation or any other agency, entity or person.


--------------------------------------------------------------------------------
8                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
                                 Government Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Historical Performance -- Class 1 Shares
--------------------------------------------------------------------------------

                                  Net Asset Value
                             -------------------------
                             Beginning          End            Income     Capital Gain        Total
Period Ended                 of Period       of Period        Dividends   Distributions      Returns(1)
=======================================================================================================
4/30/99                        $10.66          $10.23          $ 0.31         $ 0.00          (1.12)%+
-------------------------------------------------------------------------------------------------------
10/31/98                        10.58           10.66            0.67           0.00           7.29
-------------------------------------------------------------------------------------------------------
10/31/97                        10.40           10.58            0.68           0.00           8.56
-------------------------------------------------------------------------------------------------------
10/31/96                        10.67           10.40            0.72           0.00           4.58
-------------------------------------------------------------------------------------------------------
10/31/95                         9.99           10.67            0.70           0.00          14.27
-------------------------------------------------------------------------------------------------------
10/31/94                        11.80            9.99            0.69           0.45          (5.45)
-------------------------------------------------------------------------------------------------------
10/31/93                        11.56           11.80            0.76           0.19          10.55
-------------------------------------------------------------------------------------------------------
10/31/92                        11.47           11.56            0.86           0.07           9.32
-------------------------------------------------------------------------------------------------------
10/31/91                        10.79           11.47            0.90           0.00          15.16
-------------------------------------------------------------------------------------------------------
10/31/90                        11.46           10.79            0.96           0.22           4.94
-------------------------------------------------------------------------------------------------------
10/31/89                        11.13           11.46            1.03           0.00          12.87
=======================================================================================================
  Total                                                        $ 8.28         $ 0.93
=======================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                                  Net Asset Value
                             -------------------------
                             Beginning          End            Income     Capital Gain        Total
Period Ended                 of Period       of Period        Dividends   Distributions      Returns(1)
=======================================================================================================
4/30/99                        $10.66          $10.22          $0.30          $0.00           (1.35)%+
-------------------------------------------------------------------------------------------------------
10/31/98                        10.58           10.66           0.64           0.00            7.00
-------------------------------------------------------------------------------------------------------
10/31/97                        10.41           10.58           0.66           0.00            8.35
-------------------------------------------------------------------------------------------------------
Inception* -- 10/31/96          10.32           10.41           0.15           0.00            2.36+
=======================================================================================================
  Total                                                        $1.75          $0.00
=======================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                                  Net Asset Value
                             -------------------------
                             Beginning          End            Income     Capital Gain        Total
Period Ended                 of Period       of Period        Dividends   Distributions      Returns(1)
=======================================================================================================
4/30/99                        $10.66          $10.23          $0.26          $0.00           (1.63)%+
-------------------------------------------------------------------------------------------------------
10/31/98                        10.58           10.66           0.56           0.00            6.20
-------------------------------------------------------------------------------------------------------
10/31/97                        10.41           10.58           0.59           0.00            7.55
-------------------------------------------------------------------------------------------------------
Inception* -- 10/31/96          10.32           10.41           0.14           0.00            2.18+
=======================================================================================================
  Total                                                        $1.55          $0.00
=======================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.


--------------------------------------------------------------------------------
The Concert Investment Series                                                  9

--------------------------------------------------------------------------------
                                 Government Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------
                                                    Without Sales Charges(1)
                                                 -------------------------------
                                                 Class 1     Class A     Class B
================================================================================
Six Months Ended 4/30/99+                         (1.12)%     (1.35)%    (1.63)%
--------------------------------------------------------------------------------
Year Ended 4/30/99                                 2.63        2.25       1.57
--------------------------------------------------------------------------------
Five Years Ended 4/30/99                           6.47         N/A        N/A
--------------------------------------------------------------------------------
Ten Years Ended 4/30/99                            7.61         N/A        N/A
--------------------------------------------------------------------------------
Inception* through 4/30/99                         7.18        6.25       5.48
================================================================================
                                                    Without Sales Charges(2)
                                                 -------------------------------
                                                 Class 1     Class A     Class B
================================================================================
Six Months Ended 4/30/99+                         (7.78)%     (5.77)%    (5.95)%
--------------------------------------------------------------------------------
Year Ended 4/30/99                                (4.33)      (2.36)     (2.77)
--------------------------------------------------------------------------------
Five Years Ended 4/30/99                           5.00         N/A        N/A
--------------------------------------------------------------------------------
Ten Years Ended 4/30/99                            6.86         N/A        N/A
--------------------------------------------------------------------------------
Inception* through 4/30/99                         6.56        4.45       4.48
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------
                                                        Without Sales Charges(1)
================================================================================
Class 1 (4/30/89 through 4/30/99)                                108.25%
--------------------------------------------------------------------------------
Class A (Inception* through 4/30/99)                              17.96
--------------------------------------------------------------------------------
Class B (Inception* through 4/30/99)                              15.67
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charge with respect to Class 1 and Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class 1 and Class A shares reflect the deduction of the current maximum sales charge of 6.75% and 4.50%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year of purchase and thereafter by 1.00% per year until no CDSC is incurred.

* Inception date for Class 1 is April 14, 1987. Inception date for Class A and B is August 8, 1996.

+ Total return is not annualized, as it may not be representative of the total return for the year.


--------------------------------------------------------------------------------
10                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Government Fund at a Glance (unaudited)
--------------------------------------------------------------------------------
Growth of $10,000 Invested in Class 1 Shares of the Government Fund
vs. Lehman Brothers General U.S. Government Index and
Merrill Lynch U.S. Treasury 5-10 Years Index+
--------------------------------------------------------------------------------

                            April 1989 -- April 1999

                                  [LINE GRAPH]

                                                        Lehman Brothers General          Merrill Lynch U.S. Treasury
           Growth Fund -- Class 1 Shares              U.S. Government Index++               5-10 Years Index++
 4/89                   9,327                                10,000                              10,000
10/89                  10,221                                11,203                              11,044
10/90                  10,726                                11,867                              11,687
10/91                  12,352                                13,600                              13,530
10/92                  13,503                                15,005                              15,141
10/93                  14,928                                16,975                              17,305
10/94                  14,114                                16,216                              16,264
10/95                  16,127                                18,710                              19,184
10/96                  16,866                                19,668                              20,086
10/97                  18,310                                21,371                              21,898
10/98                  19,644                                23,783                              24,847
 4/99                  19,424                                24,009                              24,356

+ Hypothetical illustration of $10,000 invested in Class 1 shares on April 30, 1989, assuming deduction of the maximum 6.75% sales charge at the time of investment and the reinvestment of dividends and capital gains, if any, at net asset value through April 30, 1999. The Lehman Brothers General U.S. Government Index includes U.S. treasuries and agencies with maturities of one year or greater having a minimum outstanding principal of $100 million and are only fixed coupon securities. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class 1 shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

++ It is the opinion of management that the Merrill Lynch U.S. Treasury 5-10 Years Index is a more appropriate broad-based benchmark for the market in which the Government Fund invests, rather than the Lehman Brothers General U.S. Government Index. In future reporting, the Merrill Lynch U.S. Treasury 5-10 Years Index will be used as a basis of comparison of total return performance rather than the Lehman Brothers General U.S. Government Index. The Merrill Lynch U.S. Treasury 5-10 Years Index consists of bonds with an outstanding par which is greater than or equal to $25 million, a maturity ranging between 5 and 10 years and have fixed rate coupons greater than 4.25%. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund.

Investment Breakdown*
--------------------------------------------------------------------------------

                                   [PIE CHART]

FNMA & FHLMC                                   33.9%
U.S. Treasury Notes and Bonds                  34.1%
Repurchase Agreement                            1.2%
GNMA                                           30.8%

*     As a percentage of total investments.

U.S. Treasury Securities are debt obligations of the United States Government. They are secured by the full faith and credit of the Federal Government, and include such instruments as Treasury bonds, notes and bills.

Mortgage-Backed Securities are debt securities issued by U.S. government agencies such as the Federal Home Loan Mortgage Corporation ("FHLMC"), Federal National Mortgage Association ("FNMA") and Government National Mortgage Association ("GNMA"). They represent thousands of individual home mortgages that are pooled to form securities. As homeowners pay interest and principal each month, these payments are passed on to investors. Mortgage-backed securities are backed by the full faith and credit of the issuing agency.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 11

--------------------------------------------------------------------------------
Growth Fund
--------------------------------------------------------------------------------

The Growth Fund ("Fund") seeks capital appreciation. The Fund invests principally in U.S. common stocks and other equity securities, typically of established companies with large market capitalizations.

Portfolio Manager:

Lawrence B. Weissman, CFA

[PHOTO]

Assumed management:
December 31, 1997

Investment experience:
13 years

Background: Joined Salomon Smith Barney in 1997. Previously with Neuberger & Berman and TIAA-CREF.

Education: B.S., Cornell University;

M.B.A., Columbia University

Fund Update

For the six months ended April 30, 1999, the Fund's Class A shares returned 27.67% without sales charges versus the Standard & Poor's 500 Index return of 22.31% during the same period.

By the beginning of 1999, we had fully restructured the Fund to be more in line with the Fund's mandate as described by the prospectus. We have built a slightly more concentrated portfolio of high-quality, well-positioned growth companies. With a greater growth orientation in the Fund's portfolio, we expect to see competitive returns in good markets and still have some reasonable downside protection in down markets. The Fund's performance was achieved despite April's rotation away from the select group of growth stocks that have been pushing the stock market to higher levels for the past three years. The rotation that took place in the stock market in April 1999 was towards stocks that have been out of favor, such as turn around and cyclical companies. We believe that the Fund's performance has held up reasonably well under these challenging market conditions.

During the reporting period, we remained committed to our investment strategy and continued to focus on maintaining a quality-oriented portfolio that we believed would provide higher returns with potentially lower risk over time. However, in February 1999, we reduced our exposure to sectors (mostly technology) where we believed valuations were extended. This was slightly ahead of April's sector rotation and, therefore, our actions were reasonably timely. As we reduced our exposure to technology stocks, we began investing in companies that were out of favor (and reasonably valued), yet which began to exhibit improving fundamentals. As the market continues to gyrate, we will seek to take advantage of volatility by buying stocks on pullbacks and taking profits when valuations become extended.

As of the end of April 1999, the Fund's portfolio had its largest overweighting in consumer services (i.e., 13.7% versus a 4.9% weighting in the Index) due to our large positions in radio and cable. Over this same period, we increased our exposure to financial stocks with that sector accounting for 18.0% of the Fund's portfolio versus 16.0% for the Index. Other main areas of focus for the Fund continue to include technology at 21.0%, and health care at 12.0%. Cash in the portfolio at the end of April remained low, at 2.1%. The Fund's median market capitalization was approximately $30 billion and our top ten holdings represented roughly 24.3 % of the portfolio at the end of the reporting period.

Please see pages thirteen and fourteen for additional Fund performance information.


--------------------------------------------------------------------------------
12                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
                                   Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                                  Net Asset Value
                             -------------------------
                             Beginning          End            Income     Capital Gain        Total
Period Ended                 of Period       of Period        Dividends   Distributions      Returns(1)
=======================================================================================================
4/30/99                        $19.59          $22.97          $0.11          $ 1.82          27.86%+
-------------------------------------------------------------------------------------------------------
10/31/98                        20.94           19.59           0.17            3.41          12.54
-------------------------------------------------------------------------------------------------------
10/31/97                        17.98           20.94           0.18            1.36          26.93
-------------------------------------------------------------------------------------------------------
10/31/96                        17.46           17.98           0.18            2.40          19.94
-------------------------------------------------------------------------------------------------------
10/31/95                        15.31           17.46           0.16            1.03          24.01
-------------------------------------------------------------------------------------------------------
10/31/94                        16.26           15.31           0.11            1.18           2.04
-------------------------------------------------------------------------------------------------------
10/31/93                        16.02           16.26           0.12            1.77          14.27
-------------------------------------------------------------------------------------------------------
10/31/92                        15.47           16.02           0.17            0.80           9.83
-------------------------------------------------------------------------------------------------------
10/31/91                        11.26           15.47           0.22            0.00          39.90
-------------------------------------------------------------------------------------------------------
10/31/90                        13.15           11.26           0.20            0.64          (8.73)
-------------------------------------------------------------------------------------------------------
10/31/89                        10.81           13.15           0.11            0.00          22.70
=======================================================================================================
  Total                                                        $1.73          $14.41
=======================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                                  Net Asset Value
                             -------------------------
                             Beginning          End            Income     Capital Gain        Total
Period Ended                 of Period       of Period        Dividends   Distributions      Returns(1)
=======================================================================================================
4/30/99                        $19.54          $22.93          $0.05          $1.82           27.67%+
-------------------------------------------------------------------------------------------------------
10/31/98                        20.89           19.54           0.12           3.41           12.27
-------------------------------------------------------------------------------------------------------
10/31/97                        17.96           20.89           0.16           1.36           26.65
-------------------------------------------------------------------------------------------------------
Inception* -- 10/31/96          16.63           17.96           0.00           0.00            8.00+
=======================================================================================================
  Total                                                        $0.33          $6.59
=======================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                                  Net Asset Value
                             -------------------------
                             Beginning          End            Income     Capital Gain        Total
Period Ended                 of Period       of Period        Dividends   Distributions      Returns(1)
=======================================================================================================
4/30/99                        $19.37          $22.69          $0.00          $1.82           27.24%+
-------------------------------------------------------------------------------------------------------
10/31/98                        20.75           19.37           0.00           3.41           11.43
-------------------------------------------------------------------------------------------------------
10/31/97                        17.93           20.75           0.11           1.36           25.66
-------------------------------------------------------------------------------------------------------
Inception* -- 10/31/96          16.63           17.93           0.00           0.00            7.82+
=======================================================================================================
  Total                                                        $0.11          $6.59
=======================================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 13

--------------------------------------------------------------------------------
                                   Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------
                                                    Without Sales Charges(1)
                                                 -------------------------------
                                                 Class 1     Class A     Class B
================================================================================
Six Months Ended 4/30/99+                         27.86%      27.67%      27.24%
--------------------------------------------------------------------------------
Year Ended 4/30/99                                21.59       21.28       20.40
--------------------------------------------------------------------------------
Five Years Ended 4/30/99                          22.51         N/A         N/A
--------------------------------------------------------------------------------
Ten Years Ended 4/30/99                           17.22         N/A         N/A
--------------------------------------------------------------------------------
Inception* through 4/30/99                        14.68       28.72       27.76
================================================================================
                                                    Without Sales Charges(2)
                                                 -------------------------------
                                                 Class 1     Class A     Class B
================================================================================
Six Months Ended 4/30/99+                         16.99%      21.28%      22.24%
--------------------------------------------------------------------------------
Year Ended 4/30/99                                11.28       15.23       15.40
--------------------------------------------------------------------------------
Five Years Ended 4/30/99                          20.35         N/A         N/A
--------------------------------------------------------------------------------
Ten Years Ended 4/30/99                           16.18         N/A         N/A
--------------------------------------------------------------------------------
Inception* through 4/30/99                        13.84       26.28       27.02
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------
                                                        Without Sales Charges(1)
================================================================================
Class 1 (4/30/89 through 4/30/99)                                389.64%
--------------------------------------------------------------------------------
Class A (Inception* through 4/30/99)                              97.64
--------------------------------------------------------------------------------
Class B (Inception* through 4/30/99)                              93.68
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charges with respect to Class 1 and Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class 1 and Class A shares reflect the deduction of the current maximum sales charge of 8.50% and 5.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 1.00% per year until no CDSC is incurred.

* Inception date for Class 1 is April 14, 1987. Inception date for Class A and B is August 18, 1996.

+ Total return is not annualized, as it may not be representative of the total return for the year.


--------------------------------------------------------------------------------
14                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Growth Fund at a Glance (unaudited)
--------------------------------------------------------------------------------
Growth of $10,000 Invested in Class 1 Shares of the
Growth Fund vs. Standard & Poor's 500 Index+
--------------------------------------------------------------------------------

                            April 1989 -- April 1999

                                  [LINE GRAPH]

           Growth Fund -- Class 1 Shares      Standard & Poor's 500 Index
 4/89                  9,149                             10,000
10/89                 10,084                             11,185
10/90                  9,204                             10,348
10/91                 12,877                             13,806
10/92                 14,142                             15,179
10/93                 16,150                             17,442
10/94                 16,490                             18,116
10/95                 20,448                             22,900
10/96                 24,525                             28,417
10/97                 31,130                             37,539
10/98                 35,035                             45,801
 4/99                 44,796                             56,019

+ Hypothetical illustration of $10,000 invested in Class 1 shares on April 30, 1989, assuming deduction of the maximum 8.50% sales charge at the time of investment and the reinvestment of dividends and capital gains, if any, at net asset value through April 30, 1999. The Standard & Poor's 500 Index ("S&P 500 Index") is an index of widely held common stocks listed on the New York and American Stock Exchanges and the over-the-counter markets. Figures for the S&P 500 Index include reinvestment of dividends. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Fund's other classes may be greater or less than the Class 1 shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Industry Diversification of Common Stock*
--------------------------------------------------------------------------------

                                   [BAR GRAPH]

Consumer Distribution                   6.8%
Consumer Non-Durables                   5.3%
Consumer Services                      14.3%
Energy                                  6.7%
Finance                                18.9%
Health Care                            12.5%
Producer Manufacturing                  5.0%
Technology                             22.0%
Utilities                               6.4%
Other                                   2.1%

*     As a percentage of total common stock.

Investment Allocation as of April 30, 1999
--------------------------------------------------------------------------------

                                   [PIE CHART]

Common Stocks                       95.7%
U.S. Government Obligation           2.2%
Repurchase Agreement                 2.1%

--------------------------------------------------------------------------------
The Concert Investment Series                                                 15

--------------------------------------------------------------------------------
Growth and Income Fund
--------------------------------------------------------------------------------

The Growth and Income Fund ("Fund") seeks reasonable growth and income. The Fund invests in a portfolio consisting principally of equity securities, including convertible securities that provide dividend or interest income. However, the Fund may also invest in non-income-producing investments for potential appreciation in value. The Fund emphasizes U.S. stocks with large market capitalizations.

Portfolio Manager:

R. Jay Gerken, CFA

[PHOTO]

Assumed management:
December 31, 1997

Investment experience:
More than 18 years

Background: Joined Salomon Smith Barney in 1985. Formerly with Bankers Trust and Baseline Financial Services.

Education: A.B., Brown University; M.B.A., Harvard University

Fund Update

For the six months ended April 30, 1999, the Class A shares of the Fund returned 18.13% without sales charge, versus the Standard & Poor's 500 Index return of 22.31%. Stock prices climbed steadily over the period, more than making up for the declines of early October. But all stocks did not perform identically. Larger-capitalization stock prices increased more quickly than smaller ones for the entire period. In a change of leadership, however, smaller companies started to outperform over the last several months. There was also a performance rotation from growth stocks to value stocks. (Growth stocks have earnings that are likely to grow faster than the overall market, while value stocks appear relatively inexpensive.) Over the entire six months, growth stocks generally outperformed. However, over the last two months of the period, market sentiment changed again and value stocks outperformed.

We manage the Fund with the outlook of a long-term investor. The Fund is well diversified and invests in a wide range of industries generally representative of U.S. large-capitalization stocks. When buying stocks, we believe the critical investment decision is judging the growth prospects of a company compared to its current valuation. This trade-off of growth and value can be described as searching for growth at a reasonable price.

Over the last six months, we have conformed the Fund's portfolio even more closely to the overall market on both a sector and an individual stock basis. Since we began management of the Fund in December 1997, we have kept the portfolio's sector allocations close to those of the overall market. We are continuing that policy. In addition, we are limiting the percentage the Fund can invest in any individual stock. First, all stocks are measured versus their weighting in the overall market. Then, the maximum variance of an individual stock holding from its market weight is generally limited to 1% or less. The result is a portfolio that is even more diversified than before.

We are managing the Fund as a fully invested equity portfolio. As a result, cash (or short-term investments) is only 0.1% of assets. Under most market conditions, we intend to continue our substantial commitment to equities.

We have recently traded more actively than usual due to the increased diversification of the portfolio. This has led to a further decrease in the direct international exposure in the portfolio, as well as a change in the top holdings in the Fund. As we reported in our last letter, we continued to pare back the international stocks in the portfolio, because the Fund was intended to be primarily a U.S. stock fund. (There is another fund in the Concert Investment Series, the International Equity Fund, suitable for aggressive investors who want to invest overseas.) We will continue to use international stocks on occasion, particularly where the company has unique markets or skills, but the main focus of the Fund will be to invest in domestic stocks. The international stocks that we sold over the last six months include SmithKline Beecham and Nokia. We also traded out


--------------------------------------------------------------------------------
16                                       1999 Semi-Annual Report to Shareholders
of some convertible bonds issued by international companies, including Roche Holdings, Deutsche Finance Netherlands and Sandoz Ltd.

The top holdings in the Fund also changed significantly since our last report. One way to look at these changes is to examine the largest holdings of the Fund. Ameritech, now one of the top ten, was not in the portfolio six months ago. We purchased shares to increase our exposure to the telecommunications industry in general and the Regional Bell Operating Companies in particular. BankAmerica had been the second largest stock in the Fund. We trimmed the position slightly and the bank is now the sixth largest position. We also sold some shares of MCI WorldCom. Even with these sales, the stock is still the fifth largest position in the portfolio. With each of the other seven top stocks, we purchased more shares over the last few months. Five of the seven stocks are technology names:
Intel, Microsoft, International Business Machines, Cisco Systems and Hewlett-Packard. As a group, we believe that technology companies remain quite attractive. They have good to outstanding growth prospects, coupled with valuations that are reasonable relative to their growth rates. The two stocks that round out the top ten are General Electric and Merck.

All of these companies are very large-capitalization stocks, reflecting our desire to increase the average capitalization of the portfolio -- a theme we mentioned in our last letter. This also reflects our goal to conform the portfolio more closely to the overall market, as discussed earlier.

The worldwide economic environment has strengthened over the last few months. The U.S. economy continues strongly, with high employment and high consumption. And there is evidence that the downtrodden Asian economies are improving. So the much-discussed "global economic crisis" may be heading for the history books.

Please see pages eighteen and nineteen for additional Fund performance information.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 17

--------------------------------------------------------------------------------
                             Growth and Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Historical Performance -- Class 1 Shares
--------------------------------------------------------------------------------

                                  Net Asset Value
                             -------------------------
                             Beginning          End            Income     Capital Gain        Total
Period Ended                 of Period       of Period        Dividends   Distributions      Returns(1)
=======================================================================================================
4/30/99                        $18.53          $21.05          $0.04          $ 0.78          18.33%+
-------------------------------------------------------------------------------------------------------
10/31/98                        20.10           18.53           0.20            3.25          10.90
-------------------------------------------------------------------------------------------------------
10/31/97                        18.11           20.10           0.30            2.18          27.35
-------------------------------------------------------------------------------------------------------
10/31/96                        16.95           18.11           0.34            1.75          20.58
-------------------------------------------------------------------------------------------------------
10/31/95                        15.77           16.95           0.30            1.60          22.45
-------------------------------------------------------------------------------------------------------
10/31/94                        17.13           15.77           0.28            1.16           0.51
-------------------------------------------------------------------------------------------------------
10/31/93                        15.54           17.13           0.28            0.30          14.13
-------------------------------------------------------------------------------------------------------
10/31/92                        14.70           15.54           0.30            0.42          10.85
-------------------------------------------------------------------------------------------------------
10/31/91                        11.49           14.70           0.32            0.00          31.68
-------------------------------------------------------------------------------------------------------
10/31/90                        12.51           11.49           0.33            0.00          (5.84)
-------------------------------------------------------------------------------------------------------
10/31/89                        10.49           12.51           0.29            0.00          22.38
=======================================================================================================
  Total                                                        $2.98          $11.44
=======================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                                  Net Asset Value
                             -------------------------
                             Beginning          End            Income     Capital Gain        Total
Period Ended                 of Period       of Period        Dividends   Distributions      Returns(1)
=======================================================================================================
4/30/99                        $18.53          $21.04          $0.02          $0.78           18.13%+
-------------------------------------------------------------------------------------------------------
10/31/98                        20.10           18.53           0.15           3.25           10.63
-------------------------------------------------------------------------------------------------------
10/31/97                        18.11           20.10           0.25           2.18           27.04
-------------------------------------------------------------------------------------------------------
Inception* -- 10/31/96          17.19           18.11           0.06           0.00            5.72+
=======================================================================================================
  Total                                                        $0.48          $6.21
=======================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                                  Net Asset Value
                             -------------------------
                             Beginning          End            Income     Capital Gain        Total
Period Ended                 of Period       of Period        Dividends   Distributions      Returns(1)
=======================================================================================================
4/30/99                        $18.48          $20.92          $0.00          $0.78           17.68%+
-------------------------------------------------------------------------------------------------------
10/31/98                        20.07           18.48           0.04           3.25            9.85
-------------------------------------------------------------------------------------------------------
10/31/97                        18.09           20.07           0.12           2.18           26.08
-------------------------------------------------------------------------------------------------------
Inception* -- 10/31/96          17.19           18.09           0.04           0.00            5.49+
=======================================================================================================
  Total                                                        $0.20          $6.21
=======================================================================================================

It is the Fund's policy to distribute dividends quarterly and capital gains, if any, annually.


--------------------------------------------------------------------------------
18                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
                             Growth and Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------
                                                    Without Sales Charges(1)
                                                 -------------------------------
                                                 Class 1     Class A     Class B
================================================================================
Six Months Ended 4/30/99+                         18.33%      18.13%      17.68%
--------------------------------------------------------------------------------
Year Ended 4/30/99                                11.40       11.07       10.28
--------------------------------------------------------------------------------
Five Years Ended 4/30/99                          20.42         N/A         N/A
--------------------------------------------------------------------------------
Ten Years Ended 4/30/99                           15.26         N/A         N/A
--------------------------------------------------------------------------------
Inception* through 4/30/99                        13.27       24.27       23.31
================================================================================
                                                    Without Sales Charges(2)
                                                 -------------------------------
                                                 Class 1     Class A     Class B
================================================================================
Six Months Ended 4/30/99+                          8.28%      12.20%      12.68%
--------------------------------------------------------------------------------
Year Ended 4/30/99                                 1.91        5.52        5.28
--------------------------------------------------------------------------------
Five Years Ended 4/30/99                          18.30         N/A         N/A
--------------------------------------------------------------------------------
Ten Years Ended 4/30/99                           14.24         N/A         N/A
--------------------------------------------------------------------------------
Inception* through 4/30/99                        12.44       21.94       22.53
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------
                                                        Without Sales Charges(1)
================================================================================
Class 1 (4/30/89 through 4/30/99)                                313.78%
--------------------------------------------------------------------------------
Class A (Inception* through 4/30/99)                              79.73
--------------------------------------------------------------------------------
Class B (Inception* through 4/30/99)                              76.07
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charges with respect to Class 1 and Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class 1 and Class A shares reflect the deduction of the current maximum sales charge of 8.50% and 5.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 1.00% per year until no CDSC is incurred.

* Inception date for Class 1 is April 14, 1987. Inception date for Class A and B is August 18, 1996.

+ Total return is not annualized, as it may not be representative of the total return for the year.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 19

--------------------------------------------------------------------------------
Growth and Income Fund at a Glance (unaudited)
--------------------------------------------------------------------------------
Growth of $10,000 Invested in Class 1 Shares of the
Growth and Income Fund vs. Standard & Poor's 500 Index+
--------------------------------------------------------------------------------

                            April 1989 -- April 1999

                                  [LINE GRAPH]

         Growth & Income Fund -- Class 1    Standard & Poor's 500 Index
 4/89                9,150                           10,000
10/89                9,780                           11,185
10/90                9,210                           10,348
10/91               12,067                           13,806
10/92               13,376                           15,179
10/93               15,267                           17,442
10/94               15,345                           18,116
10/95               18,789                           22,900
10/96               22,656                           28,417
10/97               28,852                           37,539
10/98               31,997                           45,801
 4/99               37,860                           56,019

+ Hypothetical illustration of $10,000 invested in Class 1 shares on April 30, 1989, assuming deduction of the maximum 8.50% sales charge at the time of investment and the reinvestment of dividends and capital gains, if any, at net asset value through April 30, 1999. The Standard & Poor's 500 Index ("S&P 500 Index") is an index of widely held common stocks listed on the New York and American Stock Exchanges and the over-the-counter markets. Figures for the S&P 500 Index include reinvestment of dividends. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Fund's other classes may be greater or less than the Class 1 shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Industry Diversification of Common Stock*
--------------------------------------------------------------------------------

                                   [BAR GRAPH]

Consumer Products                        2.8%
Consumer Services                        5.5%
Energy                                   5.6%
Finance                                 17.7%
Health Care                             10.7%
Producer Manufacturing                   7.4%
Raw Materials/Processing Industries      5.8%
Retail                                   7.0%
Technology                              24.5%
Telephone                                5.5%
Other                                    7.5%

*     As a percentage of total common stock.

Investment Allocation as of April 30, 1999
--------------------------------------------------------------------------------

                                   [PIE CHART]

Common Stock                                              99.0%
Convertible Preferred Stock and Repurchase Agreement       0.1%


--------------------------------------------------------------------------------
20                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
International Equity Fund
--------------------------------------------------------------------------------

The International Equity Fund ("Fund") seeks total return on its assets from growth of capital and income. The Fund invests principally in a diversified portfolio of the equity securities of established non-U.S. issuers. Please keep in mind that investing internationally involves specific risks, such as changes in currency rates, foreign taxation, and differences in accounting and other financial standards.

Portfolio Managers:

Jeffrey J. Russell, CFA

[PHOTO]

Assumed management:
March 17, 1995
(Date the Fund's investment
strategy was implemented)

Investment experience:
17 years

Background: Joined Salomon Smith Barney in 1990. Previously with Drexel Burnham Lambert.

Education: B.S., Massachusetts Institute of Technology; M.B.A., Wharton School of Finance, University of Pennsylvania

James B. Conheady

[PHOTO]

Assumed management:
March 17, 1995
(Date the Fund's investment
strategy was implemented)

Investment experience:
More than 35 years

Background: Joined Salomon Smith Barney in 1990. Previously with Drexel Burnham Lambert.

Education: B.S.S., Georgetown University

Fund Update

For the six months ended April 30, 1999, the Class A shares of the Fund returned 25.98% without sales charges. In comparison, the MSCI EAFE Index returned 15.28% during the same period.

Global markets responded positively to a coordinated set of interest-rate reductions in the fall of 1998. The resulting improved liquidity in the financial markets successfully countered the paralysis following the Russian debt default, and resultant difficulties of certain hedge funds and financial institutions. As financial market conditions returned to normal, the extreme investor aversion to risk during the three months ending October 1998 receded.

The early months of 1999 have been an interesting period for international equity markets, as, for the first time in several years, performance of the developed markets lagged the emerging markets by a substantial margin. Emerging markets were spurred by sharply declining interest rates in many economies, an upturn of depressed commodity prices and the perception that the "last shoe had dropped" with the currency devaluation in Brazil. Both Asia and Latin America, the critical bookends of the asset class, showed signs of stability and recovery. Emerging market positions were reduced to 4% of the Fund specifically on investment opportunities in the developed economies.

Among the developed markets, the Japanese stock market posted the largest gain. Japanese stock reform efforts, crafted at an agonizingly slow pace over the last two years, have finally gathered momentum. The long-term outlook for the Japanese economy is guarded, but there can be no argument that the government efforts to stabilize the economy have taken effect. Government spending has


--------------------------------------------------------------------------------
The Concert Investment Series                                                 21
accelerated, interest rates are at record low levels, banks are being forced to recapitalize and companies are restructuring to lower costs and boost productivity. While guardedly cautious about the long-term sustainability of these efforts the exposure to Japanese equities in the Fund is being maintained at 8%, for now.

After several difficult economic years, non-Japan Asia has started a slow recovery. Interest rates have plunged from levels needed to stem local currency declines, and property prices, a key barometer of sentiment in many smaller Asian economies, have rebounded. The exposure to high-quality, large-capitalization Asian stocks has increased during the past year to 6% of assets. Additions have focused on companies with strong earnings prospects, such as Hong Kong & Shanghai Bank, Sun Hung Kai Properties of Hong Kong and Venture Manufacturing of Singapore.

The Fund remains a committed holder of growth companies in Europe, despite recent geographic and stylistic rotation by other international investors. The launch of the new European currency, the euro, while technically well executed, has been somewhat disappointing, as that currency has weakened sharply versus the U.S. dollar. Rising short-term yields in the U.S. and declining interest rates in Europe, combined with anxieties about the military conflict in Kosovo, were the primary causes of the Euro's weakness.

European companies across many industries have embarked on major merger and acquisition initiatives. Given the favorable cost of capital and deregulation of many industries, progressive managers have launched strategic alliance actions to build geographic breadth and also to achieve economies of scale. The banking, telecommunications, insurance, automotive, pharmaceutical and defense industries, among others, have been affected by the consolidation trend. We believe these mergers and acquisitions will help European managers dramatically improve the return on investment of their basic businesses.

Please see pages twenty-three and twenty-four for additional Fund performance information.


--------------------------------------------------------------------------------
22                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
                            International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Historical Performance -- Class 1 Shares
--------------------------------------------------------------------------------

                                  Net Asset Value
                             -------------------------
                             Beginning          End            Income           Total
Period Ended                 of Period       of Period        Dividends        Returns(1)
=========================================================================================
4/30/99                       $19.06           $24.05          $0.00            26.18%+
-----------------------------------------------------------------------------------------
10/31/98                       18.16            19.06           0.00             4.96
-----------------------------------------------------------------------------------------
10/31/97                       16.52            18.16           0.00             9.99
-----------------------------------------------------------------------------------------
Inception* -- 10/31/96         16.00            16.52           0.00             3.25+
=========================================================================================
  Total                                                        $0.00
=========================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                                  Net Asset Value
                             -------------------------
                             Beginning          End            Income           Total
Period Ended                 of Period       of Period        Dividends        Returns(1)
=========================================================================================
4/30/99                        $18.94          $23.86          $0.00            25.98%+
-----------------------------------------------------------------------------------------
10/31/98                        18.14           18.94           0.00             4.41
-----------------------------------------------------------------------------------------
10/31/97                        16.54           18.14           0.00             9.74
-----------------------------------------------------------------------------------------
10/31/96                        13.86           16.54           0.00            19.34
-----------------------------------------------------------------------------------------
Inception* -- 10/31/95          11.81           13.86           0.00            16.28(2)+
=========================================================================================
  Total                                                        $0.00
=========================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                                  Net Asset Value
                             -------------------------
                             Beginning          End            Income           Total
Period Ended                 of Period       of Period        Dividends        Returns(1)
=========================================================================================
4/30/99                        $18.44          $23.14          $0.00            25.49%+
-----------------------------------------------------------------------------------------
10/31/98                        17.81           18.44           0.00             3.54
-----------------------------------------------------------------------------------------
10/31/97                        16.36           17.81           0.00             8.93
-----------------------------------------------------------------------------------------
10/31/96                        13.79           16.36           0.00            18.64
-----------------------------------------------------------------------------------------
Inception* -- 10/31/95          11.81           13.79           0.00            15.69(2)+
=========================================================================================
  Total                                                        $0.00
=========================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 23

--------------------------------------------------------------------------------
                            International Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------
                                                   Without Sales Charges(1)
                                              ----------------------------------
                                              Class 1     Class A(2)  Class B(2)
================================================================================
Six Months Ended 4/30/99+                      26.18%       25.98%      25.49%
--------------------------------------------------------------------------------
Year Ended 4/30/99                             12.07        11.50       10.56
--------------------------------------------------------------------------------
Inception* through 4/30/99                     16.13        18.33       17.45
================================================================================
                                                   Without Sales Charges(3)
                                              ----------------------------------
                                              Class 1     Class A(2)  Class B(2)
================================================================================
Six Months Ended 4/30/99+                      15.46%       19.66%      20.49%
--------------------------------------------------------------------------------
Year Ended 4/30/99                              2.56         5.90        5.56
--------------------------------------------------------------------------------
Inception* through 4/30/99                     12.39        16.86       17.31
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------
                                                        Without Sales Charges(1)
================================================================================
Class 1 (Inception* through 4/30/99)                              50.31%
--------------------------------------------------------------------------------
Class A (Inception* through 4/30/99)(2)                          100.17
--------------------------------------------------------------------------------
Class B (Inception* through 4/30/99)(2)                           94.13
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charges with respect to Class 1 and Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B shares.

(2) For the purpose of calculating performance, the Fund's inception date is March 17, 1995 (date the Fund's investment strategy was implemented).

(3) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the current maximum sales charge of 8.50% and 5.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 1.00% per year until no CDSC is incurred.

* Inception date for Class 1 is August 8, 1996. Inception date for Class A and B is February 21, 1995.

+ Total return is not annualized, as it may not be representative of the total return for the year.


--------------------------------------------------------------------------------
24                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
International Equity Fund at a Glance (unaudited)
--------------------------------------------------------------------------------
Growth of $10,000 Invested in Class A and B Shares of the
International Equity Fund vs. MSCI EAFE Index+
--------------------------------------------------------------------------------

                            March 1995 -- April 1999

                                  [LINE GRAPH]

              International Equity      International Equity
                 Fund -- Class A           Fund -- Class B       MSCI EAFE Index
 3/17/95              9,453                    10,000                 10,000
10/31/95             10,991                    11,069                  9,993
10/31/96             13,109                    13,316                 11,073
10/31/97             14,385                    14,641                 11,618
10/31/98             15,020                    15,270                 12,755
 4/30/99             18,922                    19,313                 14,704

+ Hypothetical illustration of $10,000 invested in Class A and B shares at inception on March 17, 1995 (date the Fund's investment strategy was implemented), assuming deduction of the maximum 5.50% sales charge at the time of investment for Class A shares and the deduction of the maximum 5.00% CDSC for Class B shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through April 30, 1999. The Morgan Stanley Capital International ("MSCI") EAFE Index is a composite portfolio consisting of equity total returns for the countries of Australia, New Zealand and countries in the Far East. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Fund's other class may be greater or less than the Class A and B shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Diversification by Country*
--------------------------------------------------------------------------------

                                   [BAR GRAPH]

Canada                              7.8%
Finland                             4.7%
Germany                             5.9%
Ireland                             6.4%
France                              4.9%
Japan                               8.3%
Hong Kong                           5.2%
Netherlands                         4.5%
Sweden                              5.5%
United Kingdom                     24.9%
Other                              21.0%

*     As a percentage of total common stock.

Investment Allocation as of April 30, 1999
--------------------------------------------------------------------------------

                                   [PIE CHART]

Common Stock                    97.3%
Repurchase Agreement             2.7%


--------------------------------------------------------------------------------
The Concert Investment Series                                                 25

--------------------------------------------------------------------------------
Mid Cap Fund
--------------------------------------------------------------------------------

The Mid Cap Fund ("Fund") seeks capital appreciation. The Fund invests primarily in equity securities of medium-sized companies, which are companies with market capitalizations within the range of those companies included in the Standard & Poor's 400 Index at the time of investment. *

Portfolio Manager:

Lawrence B. Weissman, CFA

[PHOTO]

Commencement of Operations:
March 15, 1999

Investment experience:
13 years

Background: Joined Salomon Smith Barney in 1997. Previously with Neuberger & Berman and TIAA-CREF.

Education: B.S., Cornell University; M.B.A., Columbia University

Fund Update

We began investing in the Fund on March 15, 1999, and have sought to build a portfolio of high-quality, well-positioned companies at attractive valuations. We look to buy companies that have the best chance of becoming large-cap stocks -- in other words, tomorrow's blue chip companies.

We are currently 94% invested, with approximately 19% of that investment placed in S&P Mid Cap-index futures, which we utilize when transitioning cash to stocks. The futures provide mid-cap representation while we wait for opportunities to purchase our favored stocks at attractive prices. We remain committed to our disciplined investing approach and buy only what we consider to be solid companies. As of April 30, 1999, the Fund's portfolio consisted of 85 stocks, with an average market capitalization of about $4 billion.

We continue to believe that this is an opportune time to invest in mid-cap stocks. The P/E for this sector relative to that of large-capitalization stocks is the lowest it has been since late 1990. At the same time, mid-cap companies are exhibiting faster earnings growth than the large-cap sector. We therefore believe that mid-cap stocks are poised for better performance going forward.

From inception through April 30, 1999, the Fund was up roughly 3% on an absolute basis. Now that the Fund's portfolio is relatively fully invested, we believe that it is well positioned to capture the performance opportunities that the mid-cap universe offers.

See page 27 for additional Fund performance information.

----------
* Because the Fund invests primarily in medium-capitalization companies, an investment in the Fund may be more volatile and more susceptible to loss than an investment in a fund which invests primarily in large-capitalization companies. Medium-capitalization companies may have more limited product lines, markets and financial resources than large-capitalization companies. They may have shorter operating histories and more erratic businesses, although they generally have more established businesses than small-capitalization companies. The prices of medium-capitalization company stocks tend to be more volatile than the prices of large-capitalization company stocks.


--------------------------------------------------------------------------------
26                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
                                  Mid Cap Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Historical Performance -- Class 1 Shares
--------------------------------------------------------------------------------

                                  Net Asset Value
                             -------------------------
                             Beginning          End            Income     Capital Gain        Total
Period Ended                 of Period       of Period        Dividends   Distributions      Returns(1)
=======================================================================================================
Inception* -- 4/30/99          $11.44          $11.77          $0.00          $0.00           2.88%+
=======================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                                  Net Asset Value
                             -------------------------
                             Beginning          End            Income     Capital Gain        Total
Period Ended                 of Period       of Period        Dividends   Distributions      Returns(1)
=======================================================================================================
Inception* -- 4/30/99          $11.40          $11.77          $0.00          $0.00           3.25%+
=======================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                                  Net Asset Value
                             -------------------------
                             Beginning          End            Income     Capital Gain        Total
Period Ended                 of Period       of Period        Dividends   Distributions      Returns(1)
=======================================================================================================
Inception* -- 4/30/99          $11.44          $11.76          $0.00          $0.00           2.80%+
=======================================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------
                                                    Without Sales Charges(1)
                                                 -------------------------------
                                                 Class 1     Class A     Class B
================================================================================
Inception* through 4/30/99+                       2.88%       3.25%       2.80%
================================================================================
                                                    Without Sales Charges(2)
                                                 -------------------------------
                                                 Class 1     Class A     Class B
================================================================================
Inception* through 4/30/99+                      (5.84)%     (1.92)%     (2.20)%
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charges with respect to Class 1 and Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class 1 and Class A shares reflect the deduction of the current maximum sales charge of 8.50% and 5.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 1.00% per year until no CDSC is incurred.

* Inception date for Class 1 and B is March 16, 1999. Inception date for Class A is March 15, 1999.

+ Total return is not annualized, as it may not be representative of the total return for the year.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 27

--------------------------------------------------------------------------------
Municipal Bond Fund
--------------------------------------------------------------------------------

The Municipal Bond Fund ("Fund") seeks as high a level of current interest income exempt from federal income tax as is consistent with the preservation of capital. The Fund invests in a diversified portfolio consisting principally of municipal bonds, which are obligations issued by or on behalf of states, territories or possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities. Tax-exempt means that the bonds pay interest that is excluded from gross income for federal income tax purposes.*

Portfolio Manager:

Joseph P. Deane

[PHOTO]

Assumed management:
December 31, 1997

Investment experience:
More than 25 years

Background: Served as head of tax-exempt fixed-income mutual funds at Hutton Asset Management from 1981 to 1988. Prior to that, he was an institutional municipal bond salesman at E.F. Hutton Co. Inc.

Education: B.A., History, Iona College

Fund Update

For the six months ended April 30, 1999, the Fund's Class A shares returned 1.18% without sales charges. In comparison, the unmanaged Lehman Brothers Municipal Bond Index generated a total return of 1.75% during the same period. Over the six months covered by this report, the Fund distributed income dividends totaling $0.32 and a capital gain of $0.23 per Class A share. Based on a net asset value ("NAV") of $14.02 and a distribution rate of $0.055 per Class A share as of April 30, 1999, the annualized distribution rate of 4.71%. For an individual in the federal income tax bracket of 36%, the Fund's tax-free yield of 4.71% is equivalent to a taxable yield of 7.36%.

During the Fund's reporting period, the bond markets were not dull. Beginning with the Asian crisis, Russia's default and the problems experienced by a major hedge fund, we have certainly seen some turbulence. However, the bottom line is that inflation is near historic lows, the U.S. economy is quite solid and the Federal Reserve Board ("Fed"), although expressing concerns about the possible reemergence of inflationary pressures, continues to pursue a neutral stance with respect to interest rates.

Through April 1999, the municipal bond market has been relatively tame compared to U.S. Treasuries. In our opinion, municipal bonds, which are relatively inexpensive, currently offer significant downside protection. In addition, new issuance of municipal bonds has slowed down from 1998 levels, and, on a year-over-year basis, could decrease by $75 billion. With inflation relatively low, conditions appear to be favorable for municipal bonds.

As of April 30, 1999, the Fund's average weighted maturity was 16.5 years. Moreover, at the end of April, approximately 90.7% of the Fund's holdings were rated investment-grade (BBB/Baa and higher) by either Standard & Poor's Ratings Service or Moody's Investors Service, Inc., with about 60.0% of the Fund invested in AAA bonds, the highest possible rating. (Standard & Poor's and Moody's are two major credit-reporting and bond-rating agencies.)

Over the short term, we do not think any future Fed monetary policy will be influenced by conditions in the financial markets. We think that any future Fed's decisions on interest rates should be driven by the state of the U.S. economy. Unless there are signs of inflationary pressures, we do not anticipate any Fed tightening in the coming months. However, if the U.S. economy begins to reaccelerate and labor markets continue to tighten, the Fed may raise rates in the second half of 1999.

Please see pages twenty-eight and twenty-nine for additional Fund performance information.

----------
* Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders. Income from Federally tax-free funds may be subject to state and local taxes. Capital gains, if any, are subject to federal, state and local taxes.


--------------------------------------------------------------------------------
28                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
                               Municipal Bond Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Historical Performance -- Class 1 Shares
--------------------------------------------------------------------------------

                                  Net Asset Value
                             -------------------------
                             Beginning          End            Income     Capital Gain        Total
Period Ended                 of Period       of Period        Dividends   Distributions      Returns(1)
=======================================================================================================
4/30/99                        $14.41          $14.02          $0.34          $0.23            1.30%+
-------------------------------------------------------------------------------------------------------
10/31/98                        14.21           14.41           0.66           0.13            7.20
-------------------------------------------------------------------------------------------------------
10/31/97                        13.83           14.21           0.66           0.04            8.04
-------------------------------------------------------------------------------------------------------
10/31/96                        13.77           13.83           0.71           0.04            6.09
-------------------------------------------------------------------------------------------------------
10/31/95                        12.89           13.77           0.73           0.00           12.72
-------------------------------------------------------------------------------------------------------
10/31/94                        14.07           12.89           0.71           0.00           (3.38)
-------------------------------------------------------------------------------------------------------
10/31/93                        13.03           14.07           0.73           0.00           13.84
-------------------------------------------------------------------------------------------------------
10/31/92                        12.84           13.03           0.75           0.00            7.57
-------------------------------------------------------------------------------------------------------
10/31/91                        12.18           12.84           0.75           0.00           11.79
-------------------------------------------------------------------------------------------------------
10/31/90                        12.37           12.18           0.77           0.00            4.77
-------------------------------------------------------------------------------------------------------
10/31/89                        12.26           12.37           0.76           0.00            7.31
=======================================================================================================
  Total                                                        $7.57          $0.44
=======================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                                  Net Asset Value
                             -------------------------
                             Beginning          End            Income     Capital Gain        Total
Period Ended                 of Period       of Period        Dividends   Distributions      Returns(1)
=======================================================================================================
4/30/99                        $14.41          $14.02          $0.32          $0.23           1.18%+
-------------------------------------------------------------------------------------------------------
10/31/98                        14.21           14.41           0.63           0.13           6.93
-------------------------------------------------------------------------------------------------------
10/31/97                        13.83           14.21           0.63           0.04           7.77
-------------------------------------------------------------------------------------------------------
Inception* -- 10/31/96          13.78           13.83           0.10           0.00           1.12+
=======================================================================================================
  Total                                                        $1.68          $0.40
=======================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                                  Net Asset Value
                             -------------------------
                             Beginning          End            Income     Capital Gain        Total
Period Ended                 of Period       of Period        Dividends   Distributions      Returns(1)
=======================================================================================================
4/30/99                        $14.39          $14.00          $0.27          $0.23           0.82%+
-------------------------------------------------------------------------------------------------------
10/31/98                        14.20           14.39           0.52           0.13           6.10
-------------------------------------------------------------------------------------------------------
10/31/97                        13.82           14.20           0.52           0.04           6.98
-------------------------------------------------------------------------------------------------------
Inception* -- 10/31/96          13.78           13.82           0.09           0.00           0.93+
=======================================================================================================
  Total                                                        $1.40          $0.40
=======================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 29

--------------------------------------------------------------------------------
                               Municipal Bond Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------
                                                    Without Sales Charges(1)
                                                 -------------------------------
                                                 Class 1     Class A     Class B
================================================================================
Six Months Ended 4/30/99+                         1.30%       1.18%       0.82%
--------------------------------------------------------------------------------
Year Ended 4/30/99                                5.94        5.68        4.85
--------------------------------------------------------------------------------
Five Years Ended 4/30/99                          6.97         N/A         N/A
--------------------------------------------------------------------------------
Ten Years Ended 4/30/99                           7.27         N/A         N/A
--------------------------------------------------------------------------------
Inception* through 4/30/99                        7.46        6.29        5.48
================================================================================
                                                    Without Sales Charges(2)
                                                 -------------------------------
                                                 Class 1     Class A     Class B
================================================================================
Six Months Ended 4/30/99+                        (3.52)%     (3.38)%     (3.56)%
--------------------------------------------------------------------------------
Year Ended 4/30/99                                0.93        0.96        0.38
--------------------------------------------------------------------------------
Five Years Ended 4/30/99                          5.94         N/A         N/A
--------------------------------------------------------------------------------
Ten Years Ended 4/30/99                           6.75         N/A         N/A
--------------------------------------------------------------------------------
Inception* through 4/30/99                        6.98        4.49        4.46
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------
                                                        Without Sales Charges(1)
================================================================================
Class 1 (4/30/89 through 4/30/99)                                101.77%
--------------------------------------------------------------------------------
Class A (Inception* through 4/30/99)                              17.91
--------------------------------------------------------------------------------
Class B (Inception* through 4/30/99)                              15.48
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charges with respect to Class 1 and Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class 1 and Class A shares reflect the deduction of the current maximum sales charge of 4.75% and 4.50%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year of purchase and thereafter by 1.00% per year until no CDSC is incurred.

* Inception date for Class 1 is July 13, 1988. Inception date for Class A and B is August 18, 1996.

+ Total return is not annualized, as it may not be representative of the total return for the year.


--------------------------------------------------------------------------------
30                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Municipal Bond Fund at a Glance (unaudited)
--------------------------------------------------------------------------------
Growth of $10,000 Invested in Class 1 Shares of the
Municipal Bond Fund vs. Lehman Brothers Municipal Bond Index+
--------------------------------------------------------------------------------

                            April 1989 -- April 1999

                                  [LINE GRAPH]

     Municipal Bond Fund -- Class 1 Shares Lehman Brothers Municipal Bond Index
 4/89                9,528                                  10,000
10/89                9,887                                  10,480
10/90               10,359                                  11,364
10/91               11,580                                  12,747
10/92               12,457                                  13,816
10/93               14,181                                  15,762
10/94               13,702                                  15,077
10/95               15,445                                  17,314
10/96               16,386                                  18,301
10/97               17,703                                  19,857
10/98               18,977                                  21,449
 4/99               19,224                                  21,825

+ Hypothetical illustration of $10,000 invested in Class 1 shares on April 30, 1989, assuming deduction of the maximum 4.50% sales charge at the time of investment and the reinvestment of dividends and capital gains, if any, at net asset value through April 30, 1999. The Lehman Brothers Municipal Bond Index is a broad based, total return index comprised of bonds which are all investment grade, fixed rate, long-term maturities (greater than one year) and are selected from issues larger than $50 million dated since January 1991. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Fund's other classes may be greater or less than the Class 1 shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Diversification By State*
--------------------------------------------------------------------------------

                                  [BAR GRAPH]

California               8.2%
Colorado                 6.8%
Illinois                 5.4%
Michigan                 5.2%
Missouri                 6.7%
New Jersey               4.1%
New York                 9.9%
Ohio                     5.8%
Pennsylvania             6.3%
Texas                   17.3%
Other                   24.3%

*     As a percentage of total investments.

Summary of Investments by Combined Ratings
--------------------------------------------------------------------------------

                                   Standard                  Percentage of
        Moody's                    & Poor's                Total Investments
--------------------------------------------------------------------------------
          Aaa                         AAA                         60.0%
          Aa                          AA                          10.5
           A                           A                          12.2
          Baa                         BBB                          8.0
      VMIG 1/P-1                      A-1                          1.7
          NR                          NR                           7.6
                                                                ------
                                                                 100.0%
                                                                ======


--------------------------------------------------------------------------------
The Concert Investment Series                                                 31

--------------------------------------------------------------------------------
Schedules of Investments (unaudited)                              April 30, 1999
--------------------------------------------------------------------------------

                              Emerging Growth Fund

    SHARES                           SECURITY                                    VALUE
==========================================================================================
COMMON STOCK -- 93.5%

Auto & Transportation -- 3.6%
    25,500   Airborne Freight Corp.                                          $    816,000
    21,400   CNF Transportation, Inc.                                             934,913
    49,350   COMAIR Holdings, Inc.                                              1,088,784
    14,700   Federal Mogul Corp.                                                  644,963
    52,500   Gentex Corp.+                                                      1,578,281
    29,900   Hayes Lemmerz International, Inc.+                                   859,625
    17,300   Lear Corp.+                                                          793,638
    35,000   Mesaba Holdings, Inc.+                                               509,688
    18,100   SkyWest, Inc.                                                        470,600
    35,600   Superior Industries International, Inc.                              890,000
    10,400   U.S. Airways Group, Inc.+                                            566,150
------------------------------------------------------------------------------------------
                                                                                9,152,642
------------------------------------------------------------------------------------------
Consumer Discretionary -- 18.9%
    18,100   Abercrombie & Fitch Co., Class A Shares+                           1,721,763
    28,300   Action Performance Cos., Inc.+*                                      958,663
    39,700   Apollo Group, Inc., Class A Shares+                                  982,575
    34,000   Barnes & Noble, Inc.+                                              1,181,500
    48,700   Bed Bath & Beyond, Inc.+*                                          1,737,981
    59,200   Best Buy Co., Inc.+                                                2,826,800
    36,500   Borders Group, Inc.+                                                 526,969
    35,900   Brinker International, Inc.+                                         991,738
    34,200   CEC Entertainment Inc.+                                            1,282,500
    18,600   Central Newspapers, Inc., Class A Shares                             631,237
    19,600   Chancellor Media Corp.+*                                           1,075,550
    31,200   CheckFree Holdings Corp.+                                          1,497,600
    73,800   Circus Circus Enterprises, Inc.+                                   1,554,412
    18,200   Claire's Stores, Inc.                                                602,875
    35,800   Complete Business Solutions, Inc.+                                   801,025
    17,100   Consolidated Graphics, Inc.+                                         728,887
    28,000   Cox Radio, Inc., Class A Shares+                                   1,365,000
    37,000   Day Runner, Inc.+                                                    462,500
    50,400   The Dial Corp.                                                     1,713,600
    18,200   Dollar Tree Stores, Inc.+*                                           664,300
    19,300   Emmis Communications Corp., Class A Shares+                          868,500
    87,700   Family Dollar Stores, Inc.                                         2,115,763
    37,800   Family Golf Centers, Inc.+*                                          271,688
    55,500   Foodmaker, Inc.+                                                   1,338,938
    70,800   Group Maintenance America Corp.+                                     946,950
    21,500   Houghton Mifflin Co.                                                 959,438
    51,500   International Game Technology+                                       914,125
    43,000   Jones Apparel Group, Inc.+                                         1,419,000
    39,500   Jostens, Inc.                                                        846,781
    34,000   Linens 'n Things, Inc.+                                            1,555,500
    35,400   Metamor Worldwide, Inc.+                                             692,513
    14,800   The Metzler Group, Inc.+                                             412,550
    36,125   Pacific Sunwear of California, Inc.+                               1,340,012
    27,500   Performance Food Group Co.+                                          728,750

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
32                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 1999
--------------------------------------------------------------------------------

                              Emerging Growth Fund

    SHARES                           SECURITY                                    VALUE
==========================================================================================
Consumer Discretionary -- 18.9% (continued)
    27,150   Regis Corp.                                                     $    695,719
    22,600   Ross Stores, Inc.                                                  1,038,187
    46,500   Saks Inc.+                                                         1,316,531
    89,900   Samsonite Corp.+*                                                    539,400
    48,400   Shaw Industries, Inc.                                                877,250
    19,100   Sotheby's Holdings, Inc., Class A Shares                             814,137
    26,800   United Stationers, Inc.                                              457,275
    43,900   USA Networks, Inc.+                                                1,640,763
    24,600   Valassis Communications, Inc.+                                     1,377,600
    58,900   Vistana, Inc.+                                                       876,138
    33,200   Williams-Sonoma, Inc.+                                               962,800
------------------------------------------------------------------------------------------
                                                                               48,313,783
------------------------------------------------------------------------------------------
Consumer Staples -- 0.7%
    36,800   The Earthgrains Co.                                                  779,700
    40,800   Smithfield Foods, Inc.+                                              963,900
------------------------------------------------------------------------------------------
                                                                                1,743,600
------------------------------------------------------------------------------------------
Finance -- 6.1%
    12,100   Astoria Financial Corp.                                              606,513
    23,100   CMAC Investment Corp.                                              1,059,713
    18,300   CNB Bancshares, Inc.                                                 776,606
    33,600   Community First Bank                                                 686,700
     7,500   Cullen/Frost Bankers, Inc.                                           404,531
    59,700   Doral Financial Corp.                                              1,052,213
    24,900   Everest Reinsurance Holdings, Inc.                                   754,781
    27,610   Fidelity National Financial, Inc.                                    503,883
    17,600   The FINOVA Group, Inc.                                               850,300
    27,900   GreenPoint Financial Corp.                                           976,500
    24,200   Hudson United Bancorp                                                856,075
    24,400   National Commerce Bancorporation                                     610,000
    52,900   North Fork Bancorporation, Inc.                                    1,190,250
    29,200   Peoples Heritage Financial Group, Inc.                               565,750
    26,800   Premier Bancshares, Inc.                                             525,950
    17,100   Silicon Valley Bancshares                                            300,319
    43,900   Sovereign Bancorp, Inc.                                              598,138
    27,850   Triangle Bancorp, Inc.                                               452,562
    31,400   Western Bancorp                                                    1,128,438
    25,100   Zions Bancorporation                                               1,673,856
------------------------------------------------------------------------------------------
                                                                               15,573,078
------------------------------------------------------------------------------------------
Health Care -- 12.6%
    12,100   Andrx Corp.+                                                         952,875
    48,000   Bergen Brunswig Corp., Class A Shares                                912,000
    32,300   Biogen, Inc.+                                                      3,070,519
    44,600   Biomet, Inc.                                                       1,828,600
    34,100   CareMatrix Corp.+                                                    583,963
    37,500   The Cooper Cos., Inc.+                                               590,625
    25,600   Forest Laboratories, Inc., Class A Shares+                         1,139,200
   194,500   Gensia Sicor Inc.+                                                   680,750
    19,500   Genzyme Corp. - General Division+                                    736,125

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 33

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 1999
--------------------------------------------------------------------------------

                              Emerging Growth Fund

    SHARES                           SECURITY                                    VALUE
==========================================================================================
Health Care -- 12.6% (continued)
    13,400   HCR Manor Care, Inc.+                                              $ 371,850
    45,800   ICOS Corp. +*                                                      1,820,550
    25,200   Immunex Corp.+*                                                    2,406,600
    24,500   Jones Pharma Inc.*                                                   787,063
    83,700   Ligand Pharmaceuticals, Inc., Class B Shares+                        826,538
    21,350   Medicis Pharmaceutical Corp., Class A Shares+                        519,071
    24,200   MiniMed Inc.+                                                      1,512,500
    35,000   Mylan Laboratories Inc.*                                             794,063
    27,500   Ocular Sciences, Inc.+                                               838,750
    58,700   Omnicare, Inc.*                                                    1,412,469
    14,300   PacifiCare Health Systems, Inc., Class B Shares+                   1,140,872
    59,425   PSS World Medical, Inc.+                                             579,394
    31,600   Quintiles Transnational Corp.+                                     1,281,775
    33,650   Res-Care, Inc.+*                                                     622,525
    13,000   Sepracor Inc.+*                                                    1,098,500
    32,500   STERIS Corp.+*                                                       576,875
    46,000   Sybron International Corp.+*                                       1,273,625
    13,400   Universal Health Services, Inc., Class B Shares                      694,288
    13,600   VISX, Inc.+                                                        1,751,000
    14,400   Waters Corp.+                                                      1,513,800
------------------------------------------------------------------------------------------
                                                                               32,316,765
------------------------------------------------------------------------------------------
Materials & Processing -- 4.9%
   103,600   Airgas, Inc.+                                                      1,217,300
    29,100   Centex Construction Products, Inc.                                 1,029,413
    19,800   Cousins Properties, Inc.                                             688,050
    21,100   Federal Realty Investment Trust                                      503,763
    43,200   Friede Goldman International Inc.+                                   807,300
    33,701   Glenborough Realty Trust, Inc.                                       579,236
    30,800   NL Industries, Inc.*                                                 363,825
    23,600   Reckson Associates Realty Corp.                                      531,000
    17,600   The Rouse Co.                                                        427,900
    46,500   Spartech Corp.                                                     1,104,375
    56,550   Stillwater Mining Co.+                                             1,601,072
    28,600   Tredegar Industries, Inc.                                            763,263
    15,800   USG Corp.                                                            922,325
    28,700   Vornado Realty Trust                                               1,119,300
    55,800   Wausau-Mosinee Paper Corp.                                           920,700
------------------------------------------------------------------------------------------
                                                                               12,578,822
------------------------------------------------------------------------------------------
Other Energy -- 2.7%
    42,100   Barrett Resources Corp.+                                           1,278,788
    14,700   Devon Energy Corp.*                                                  488,775
    25,864   Ocean Energy Inc.+                                                   240,859
    44,100   R&B Falcon Corp.+                                                    441,000
    46,700   Rowan Cos., Inc.+                                                    747,200
    48,400   Smith International, Inc.+                                         2,171,950
    41,000   Weatherford International, Inc.+                                   1,388,875
------------------------------------------------------------------------------------------
                                                                                6,757,447
------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
34                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 1999
--------------------------------------------------------------------------------

                              Emerging Growth Fund

    SHARES                           SECURITY                                    VALUE
==========================================================================================
Producer Durables -- 5.0%
    29,900   AFC Cable Systems, Inc.+                                        $    986,700
    37,700   Allied Waste Industries, Inc.+                                       666,819
    23,300   Briggs & Stratton Corp.                                            1,536,344
    21,900   C&D Technologies, Inc.                                               565,294
    20,900   Carlisle Cos., Inc.                                                1,024,100
    28,900   Crane Co.                                                            836,294
    61,300   Howmet International Inc.+                                           980,800
    17,500   Jacobs Engineering Group Inc.+                                       690,156
    40,000   Kellstrom Industries, Inc.+                                          737,500
    31,100   Lennar Corp.                                                         752,231
    37,200   The Manitowoc Co., Inc.                                            1,418,250
    49,100   Mettler - Toledo International Inc.+                               1,282,737
    12,400   Millipore Corp.                                                      380,525
    16,800   Nordson Corp.                                                      1,012,200
------------------------------------------------------------------------------------------
                                                                               12,869,950
------------------------------------------------------------------------------------------
Technology -- 34.3%
    56,700   Aavid Thermal Technologies, Inc.+                                  1,080,843
    13,700   Adobe Systems, Inc.                                                  868,237
    28,500   Altera Corp.+                                                      2,059,125
    27,000   Amazon.com, Inc.+*                                                 4,645,687
    37,200   Arrow Electronics, Inc.                                              676,575
    28,000   Autodesk, Inc.                                                       833,000
    11,800   BroadVision, Inc.+                                                   685,137
    66,900   CHS Electronics, Inc.+*                                              338,681
    14,922   CIBER, Inc.+*                                                        281,653
    46,600   Citrix Systems, Inc.+                                              1,980,500
    16,200   CMGI Inc.+*                                                        4,123,912
    44,400   Comdisco, Inc.                                                     1,168,275
    31,050   Comverse Technology, Inc.+                                         1,991,081
     2,500   Concentric Network Corp.+                                          1,043,750
    18,300   CSK Auto Corp.+                                                      457,500
    27,300   Diamond Technology Partners Inc., Class A Shares+                    580,125
    17,900   DoubleClick Inc.+*                                                 2,502,644
    13,300   DST Systems, Inc.+                                                   774,725
    40,600   E*TRADE Group, Inc.+                                               4,689,300
    20,800   Electronic Arts Inc.+                                              1,056,900
    44,700   Electronics for Imaging, Inc.+                                     2,114,869
     7,500   Excite, Inc.+*                                                     1,095,000
    30,600   Fiserv, Inc.+                                                      1,792,012
    32,200   General Instrument Corp.+                                          1,175,300
    41,700   Genesys Telecommunications Laboratories, Inc.+                       745,387
    21,945   Hyperion Solutions Corp.+                                            331,918
    47,200   IMRglobal Corp.+                                                     814,200
     6,700   Infoseek Corp.+                                                      342,119
    42,800   Intelligroup, Inc.+*                                                 288,900
    35,850   International Network Services+                                    1,362,300
    12,300   Intuit Inc.+                                                       1,059,336

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 35

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 1999
--------------------------------------------------------------------------------

                              Emerging Growth Fund

    SHARES                           SECURITY                                    VALUE
==========================================================================================
Technology -- 34.3% (continued)
    37,400   KLA-Tencor Corp.+                                               $  1,855,975
    36,700   Legato Systems, Inc.+                                              1,484,056
    12,000   Lexmark International Group, Inc., Class A Shares+                 1,482,000
    24,500   LSI Logic Corp.+                                                     833,000
    11,700   Lycos, Inc.+                                                       1,166,344
    48,200   Mastech Corp.+                                                       707,937
    35,100   Network Appliance, Inc.+                                           1,765,969
     5,200   Network Solutions, Inc., Class A Shares+                             404,300
    21,400   PMC-Sierra, Inc.+                                                  2,051,725
    22,600   Powerwave Technologies, Inc.+                                        686,475
    15,900   QLogic Corp.+                                                      1,112,006
    14,000   QUALCOMM, Inc.+                                                    2,800,000
    29,000   Quantum Corp.+                                                       518,375
    37,400   Rational Software Corp.+                                           1,107,975
    62,300   Read-Rite Corp.+                                                     385,481
     2,500   RealNetworks, Inc.+                                                  553,750
    49,200   RWD Technologies, Inc.+                                              848,700
    15,400   Sanchez Computer Associates, Inc.+*                                  900,900
    42,040   Sanmina Corp.+                                                     2,790,405
    20,600   Sapient Corp.+*                                                    1,292,650
    45,200   Sawtek Inc.+                                                       1,593,300
    18,700   SCM Microsystems, Inc.+*                                           1,231,862
    11,400   SEI Investments Co.                                                1,083,000
    32,300   Siebel Systems, Inc.+                                              1,241,531
    37,300   SMART Modular Technologies, Inc.+                                    498,887
    43,100   Sterling Software, Inc.                                              891,631
    60,200   Structural Dynamics Research Corp.+                                1,170,137
    45,700   SunGard Data Systems, Inc.+                                        1,459,544
    48,700   Sykes Enterprises, Inc.+                                             998,350
    31,000   Teradyne, Inc.+                                                    1,462,813
    14,700   Uniphase Corp.+*                                                   1,784,213
    54,400   Unitrode Corp.+                                                      962,200
    21,800   VERITAS Software Corp.+                                            1,547,800
    99,000   VTEL Corp.+                                                          507,375
    66,000   Xilinx, Inc.+*                                                     3,011,250
    27,500   Xircom, Inc.+                                                        618,750
------------------------------------------------------------------------------------------
                                                                               87,769,657
------------------------------------------------------------------------------------------
Utilities -- 4.7%
    36,750   Century Telephone Enterprises, Inc.+                               1,479,187
    16,300   Global TeleSystems Group, Inc.+*                                   1,077,836
    30,600   Intermedia Communications Inc.+*                                     984,937
    37,400   MidAmerican Energy Holdings Co.+*                                  1,203,812
    21,000   NEXTLINK Communications, Inc., Class A Shares+*                    1,538,250
    20,000   NTL Inc.+                                                          1,525,000
    49,100   SkyTel Communications, Inc.+*                                        840,837
    52,300   TALK.com, Inc.+                                                      627,600
    18,100   US Lec Corp., Class A Shares+                                        418,562

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
36                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 1999
--------------------------------------------------------------------------------

                              Emerging Growth Fund

  SHARES                            SECURITY                                     VALUE
===========================================================================================
Utilities -- 4.7% (continued)
     33,600   Western Wireless Corp., Class A Shares+                         $  1,379,700
     21,100   WinStar Communications, Inc.+*                                     1,025,987
-------------------------------------------------------------------------------------------
                                                                                12,101,708
-------------------------------------------------------------------------------------------
              TOTAL COMMON STOCK
              (Cost -- $197,864,498)                                           239,177,452
===========================================================================================
   FACE
  AMOUNT                              SECURITY                                   VALUE
===========================================================================================
U.S. TREASURY BILLS -- 0.3%
$   875,000   U.S. Treasury Bills, 4.370% due 6/17/99 (Cost -- $870,008)           870,008
===========================================================================================
              SUB-TOTAL INVESTMENTS
              (Cost -- $198,734,506)                                           240,047,460
===========================================================================================
REPURCHASE AGREEMENT -- 6.2%
 15,704,000   Chase Manhattan Bank, 4.770% due 5/3/99; Proceeds at
              maturity -- $15,710,240; (Fully collateralized by U.S. Treasury
              Notes, 11.625% due 11/15/02; Market value -- $16,022,925)
              (Cost -- $15,704,000)                                             15,704,000
===========================================================================================
              TOTAL INVESTMENTS -- 100%
              (Cost -- $214,438,506**)                                        $255,751,460
===========================================================================================

+     Non-income producing security.

*     All or a portion of this security is on loan (See Note 10).

**    Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 37

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 1999
--------------------------------------------------------------------------------

                                 Government Fund

    FACE
   AMOUNT                            SECURITY                                     VALUE
============================================================================================
U.S. TREASURY OBLIGATIONS -- 34.1%
$25,000,000   U.S. Treasury Bond, 5.625% due 5/15/08                           $ 25,361,500
 33,500,000   U.S. Treasury Bond, 4.750% due 11/15/08                            32,013,270
 25,000,000   U.S. Treasury Strips, zero coupon due 11/15/09                     13,689,500
 16,800,000   FNMA, zero coupon due 6/1/17                                        5,481,000
--------------------------------------------------------------------------------------------
              TOTAL U.S. TREASURY OBLIGATIONS
              (Cost -- $80,380,591)                                              76,545,270
============================================================================================
MORTGAGE-BACKED SECURITIES -- 64.7%
    181,311   FHLMC Gold 30 Year, 8.000% due 11/1/24*                               188,790
 18,983,785   FHLMC Gold 30 Year, 6.500% due 3/1/29*                             18,894,752
     15,566   FNMA 30 Year, 8.000% due 8/1/25                                        16,198
 23,177,390   FNMA 30 Year, 7.000% due 2/1/29*                                   23,503,265
 31,405,520   FNMA 30 Year, 6.000% due 3/1/29*                                   30,463,355
  2,623,499   FNMA Dwarf 15 Year, 7.500% due 8/1/12*                              2,708,763
      2,457   GNMA 30 Year, 10.000% due 3/15/16                                       2,684
  3,716,154   GNMA 30 Year, 8.500% due 6/15/23*                                   3,929,833
  3,030,415   GNMA 30 Year, 8.000% due 8/15/24*                                   3,161,087
 16,681,585   GNMA 30 Year, 6.500% due 10/15/28*                                 16,587,668
 23,397,200   GNMA 30 Year, 6.000% due 4/15/29                                   22,680,544
 22,495,301   GNMA 30 Year, 7.000% due 4/15/29*                                  22,853,652
--------------------------------------------------------------------------------------------
              TOTAL MORTGAGE-BACKED SECURITIES
              (Cost -- $145,311,915)                                            144,990,591
============================================================================================
              SUB-TOTAL INVESTMENTS
              (Cost -- $225,692,506)                                            221,535,861
============================================================================================
REPURCHASE AGREEMENT -- 1.2%
  2,732,000   Chase Manhattan Bank, 4.770% due 5/3/99;
              Proceeds at maturity -- $2,733,084; (Fully collateralized by
              U.S. Treasury Bonds, 8.125% due 8/15/21;
              Market value -- $2,790,725) (Cost -- $2,732,000)                    2,732,000
============================================================================================
              TOTAL INVESTMENTS -- 100%
              (Cost -- $228,424,506**)                                         $224,267,861
============================================================================================

* Date shown represents the last in range of maturity dates of mortgage certificates owned.

**    Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
38                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 1999
--------------------------------------------------------------------------------

                                   Growth Fund

   SHARES                            SECURITY                                   VALUE
==========================================================================================
COMMON STOCK -- 95.7%
Aerospace/Defense -- 0.9%
   500,000    The Boeing Co.+                                               $  20,312,500
   165,000    United Technologies Corp.                                        23,904,375
------------------------------------------------------------------------------------------
                                                                               44,216,875
------------------------------------------------------------------------------------------
Airlines -- 0.3%
   200,000    AMR Corp.                                                        13,962,500
------------------------------------------------------------------------------------------
Consumer Distribution -- 6.5%
   800,000    Dayton Hudson Corp.                                              53,850,000
   440,000    Fred Meyer, Inc.*                                                23,815,000
 1,100,000    Lowe's Cos., Inc.                                                58,025,000
 1,057,200    Rite Aid Corp.                                                   24,645,975
   630,000    Safeway Inc.*                                                    33,980,625
 1,400,000    The TJX Cos., Inc.                                               46,637,500
 1,800,000    Wal-Mart Stores, Inc.+                                           82,800,000
------------------------------------------------------------------------------------------
                                                                              323,754,100
------------------------------------------------------------------------------------------
Consumer Non-Durables -- 5.1%
   850,000    The Coca-Cola Co.                                                57,800,000
   350,000    Colgate-Palmolive Co.                                            35,853,125
   500,000    The Gillette Co.                                                 26,093,750
   349,000    Keebler Foods Co.*                                               11,211,625
 1,000,000    PepsiCo, Inc.                                                    36,937,500
   521,000    The Procter & Gamble Co.                                         48,876,313
   535,000    Unilever NV+                                                     34,741,563
------------------------------------------------------------------------------------------
                                                                              251,513,876
------------------------------------------------------------------------------------------
Consumer Services -- 13.7%
   649,500    Capstar Broadcasting Corp.*                                      17,211,750
 1,985,000    CBS Corp.*                                                       90,441,562
 3,344,408    Cendant Corp.*                                                   60,199,344
   120,000    Chancellor Media Corp., Class A Shares*+                          6,585,000
   550,000    Cox Communications, Inc.*+                                       43,656,250
 1,332,500    Infinity Broadcasting Corp.*                                     36,893,594
   600,000    Jacor Communications, Inc.*+                                     48,150,000
 1,850,000    MediaOne Group, Inc.*+                                          150,890,625
 2,943,400    Outdoor Systems, Inc.*+                                          74,136,887
 1,800,000    Time Warner Inc.+                                               126,000,000
   750,000    The Walt Disney Co.                                              23,812,500
------------------------------------------------------------------------------------------
                                                                              677,977,512
------------------------------------------------------------------------------------------
Energy -- 6.4%
   599,600    Anadarko Petroleum Corp.                                         22,747,325
   300,000    Atlantic Richfield Co.                                           25,181,250
   230,000    BP Amoco PLC - ADR+                                              26,033,125
   310,000    Chevron Corp.                                                    30,922,500
 1,225,000    Conoco Inc., Class A Shares*                                     33,228,125
   800,000    Exxon Corp.                                                      66,450,000
 1,200,000    Haliburton Co.                                                   51,150,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 39

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 1999
--------------------------------------------------------------------------------

                                   Growth Fund

   SHARES                            SECURITY                                   VALUE
==========================================================================================
Energy -- 6.4% (continued)
   570,000    Mobil Corp.                                                    $ 59,707,500
------------------------------------------------------------------------------------------
                                                                              315,419,825
------------------------------------------------------------------------------------------
Finance -- 18.0%
   799,300    Ace Ltd.                                                         24,178,825
   737,700    Ambac Financial Group, Inc.                                      44,538,638
   525,000    American International Group Inc.                                61,654,687
   895,800    Annuity and Life Re Holdings, Ltd.                               17,692,050
 1,100,000    Associates First Capital Corp.                                   48,743,750
   325,000    Bank of America Corp.                                            23,400,000
   490,000    BankBoston Corp.                                                 24,010,000
       680    Berkshire Hathaway Inc., Class A Shares*                         51,952,000
   565,900    Capital One Financial Corp.                                      98,289,756
 1,180,000    The Chase Manhattan Corp.                                        97,645,000
 1,659,200    Countrywide Credit Industries, Inc.                              75,182,500
   879,800    Exel Ltd.                                                        53,392,863
   800,000    Federal National Mortgage Association                            56,750,000
 3,148,900    INMC Mortgage Holdings Inc.                                      51,956,850
    60,000    Merrill Lynch & Co., Inc.                                         5,036,250
   260,000    Morgan Stanley Dean Witter & Co.                                 25,788,750
 1,311,700    Ocwen Financial Corp.*                                           11,067,469
   760,000    Providan Financial Corp.                                         98,087,500
   580,000    Wells Fargo Co.                                                  25,048,750
------------------------------------------------------------------------------------------
                                                                              894,415,638
------------------------------------------------------------------------------------------
Health Care -- 12.0%
    480,000   American Home Products Corp.                                     29,280,000
 1,000,000    Bristol-Myers Squibb Co.                                         63,562,500
   554,086    Cardinal Health, Inc.+                                           33,141,269
   275,200    Elan Corp. PLC - ADR*+                                           14,172,800
   155,000    Genentech, Inc.*                                                 13,116,875
   300,000    Johnson & Johnson                                                29,250,000
 1,302,000    Merck & Co., Inc.                                                91,465,500
 1,395,000    Monsanto Co.                                                     63,123,750
   600,000    Pfizer Inc.                                                      69,037,500
   900,000    Schering-Plough Corp.                                            43,481,250
 1,211,500    Sepracor Inc.*+                                                 102,371,750
   600,000    Warner-Lambert Co.                                               40,762,500
------------------------------------------------------------------------------------------
                                                                              592,765,694
------------------------------------------------------------------------------------------
Producer Manufacturing -- 4.8%
   500,000    Applied Materials, Inc.*                                         26,812,500
   800,000    General Electric Co.                                             84,400,000
 1,575,000    Tyco International Ltd.+                                        127,968,750
------------------------------------------------------------------------------------------
                                                                              239,181,250
------------------------------------------------------------------------------------------
Technology -- 21.0%
   900,000    America Online, Inc.*+                                          128,475,000
 1,010,000    Cisco Systems, Inc.*                                            115,203,125

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
40                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 1999
--------------------------------------------------------------------------------

                                   Growth Fund

   SHARES                            SECURITY                                   VALUE
==========================================================================================
Technology -- 21.0% (continued)
    565,800   Citrix Systems, Inc.*+                                       $   24,046,500
    300,000   Dell Computer Corp.*+                                            12,356,250
    475,000   EMC Corp.*+                                                      51,745,313
  1,926,000   Intel Corp.                                                     117,847,125
    470,000   International Business Machines Corp.+                           98,318,125
    647,800   Lexmark Holding Inc., Class A Shares*                            80,003,300
    495,300   Linear Technology Corp.                                          28,170,187
    910,000   Lucent Technologies, Inc.+                                       54,713,750
  1,780,000   Microsoft Corp.*+                                               144,736,250
    600,000   Nokia Corp., Sponsored ADR +                                     44,512,500
  1,341,000   Oracle Corp.*+                                                   36,290,812
    430,000   Sprint Corp. (PCS Group)*                                        18,221,250
    794,000   Sun Microsystems, Inc.*+                                         47,491,125
    545,000   Xilinx, Inc.*                                                    24,865,625
     85,000   Yahoo! Inc.*                                                     14,848,438
------------------------------------------------------------------------------------------
                                                                            1,041,844,675
------------------------------------------------------------------------------------------
Transportation -- 0.9%
    270,000   FDX Corp.*                                                       30,391,875
    734,300   Knightsbridge Tankers Ltd.+                                      13,814,019
------------------------------------------------------------------------------------------
                                                                               44,205,894
------------------------------------------------------------------------------------------
Utilities -- 6.1%
    894,300   The AES Corp.*+                                                  44,715,000
  1,404,300   AT&T Corp.+                                                      70,917,150
    663,900   Century Telephone Enterprises, Inc.                              26,721,975
  1,140,533   MCI WorldCom, Inc.*                                              93,737,556
    583,050   Qwest Communications International Inc.*+                        49,814,334
    185,000   Sprint Corp.+                                                    18,974,062
        639   WinStar Communications, Inc.*+                                       31,071
------------------------------------------------------------------------------------------
                                                                              304,911,148
------------------------------------------------------------------------------------------
              TOTAL COMMON STOCK
              (Cost -- $3,026,934,970)                                      4,744,168,987
==========================================================================================

   FACE
  AMOUNT                                SECURITY                                  VALUE
==========================================================================================
U.S. GOVERNMENT OBLIGATION -- 2.2%
$85,000,000   U.S. Treasury Bond, 8.750% due 5/15/17
              (Cost -- $99,086,484)                                            111,440,100
==========================================================================================
              SUB-TOTAL INVESTMENTS
              (Cost -- $3,126,021,454)                                       4,855,609,087
==========================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 41

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 1999
--------------------------------------------------------------------------------

                                   Growth Fund

   FACE
  AMOUNT                             SECURITY                                     VALUE
============================================================================================
REPURCHASE AGREEMENT -- 2.1%
$104,171,000  Chase Manhattan Bank, 4.770% due 5/3/99; Proceeds at
              maturity -- $104,212,408; (Fully collateralized by U.S.
              Treasury Notes, 7.625% to 12.375% due 5/15/04 to 11/15/15;
              Market value -- $106,258,631) (Cost -- $104,171,000)           $  104,171,000
============================================================================================
              TOTAL INVESTMENTS -- 100%
              (Cost -- $3,230,192,454**)                                     $4,959,780,087
============================================================================================

* Non-income producing security as this stock currently does not declare dividends.

+     All or a portion of this security is on loan (See Note 10).

**    Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
42                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 1999
--------------------------------------------------------------------------------

                             Growth and Income Fund

   SHARES                           SECURITY                                     VALUE
==========================================================================================
COMMON STOCK -- 99.0%
Automotive -- 2.6%
   300,000    Ford Motor Co.                                                 $ 19,181,250
   130,000    General Motors Corp.                                             11,561,875
   120,000    Johnson Controls, Inc.                                            8,752,500
------------------------------------------------------------------------------------------
                                                                               39,495,625
------------------------------------------------------------------------------------------
Consumer Products -- 2.8%
   125,000    Colgate-Palmolive Co.                                            12,804,688
    65,000    The Gillette Co.                                                  3,392,188
   200,000    The Procter & Gamble Co.                                         18,762,500
   150,000    V.F. Corp.                                                        7,725,000
------------------------------------------------------------------------------------------
                                                                               42,684,376
------------------------------------------------------------------------------------------
Consumer Services -- 5.4%
   185,000    The Coca-Cola Co.+                                               12,580,000
   375,000    ConAgra, Inc.+                                                    9,328,125
   140,000    General Mills, Inc.                                              10,237,500
   130,000    McDonald's Corp.                                                  5,508,750
   385,000    PepsiCo, Inc.                                                    14,220,937
   250,001    Starwood Hotels & Resorts Worldwide, Inc.                         9,171,912
   280,000    SUPERVALU INC.                                                    5,845,000
   285,000    Viacom Inc., Class B Shares*                                     11,649,375
   120,000    The Walt Disney Co.                                               3,810,000
------------------------------------------------------------------------------------------
                                                                               82,351,599
------------------------------------------------------------------------------------------
Energy -- 5.5%
   330,000    The Coastal Corp.                                                12,622,500
   350,000    Conoco Inc., Class A Shares++                                     9,493,750
   180,000    DTE Energy Co.+                                                   7,346,250
   246,500    Exxon Corp.                                                      20,474,906
   190,000    Mobil Corp.                                                      19,902,500
   450,000    USX-Marathon Group                                               14,062,500
------------------------------------------------------------------------------------------
                                                                               83,902,406
------------------------------------------------------------------------------------------
Finance -- 17.5%
   345,000    A.G. Edwards, Inc.                                               12,075,000
   350,000    The Allstate Corp.                                               12,731,250
   160,000    American International Group, Inc.                               18,790,000
   345,000    Bank of America Corp.                                            24,840,000
   225,000    BankBoston Corp.                                                 11,025,000
   250,000    Bear Stearns & Co.                                               11,656,250
   225,000    Chase Manhattan Corp.                                            18,618,750
   145,000    CIGNA Corp.                                                      12,642,188
   145,000    Conseco, Inc.                                                     4,576,563
   170,000    The Equitable Cos. Inc.                                          11,443,125
   105,000    Fannie Mae                                                        7,448,438
   140,000    First Union Corp.+                                                7,752,500
   370,000    GreenPoint Financial Corp.                                       12,950,000
   184,800    H&R Block, Inc.                                                   8,893,500
   200,000    The Hartford Financial Services Group, Inc.                      11,787,500

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 43

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 1999
--------------------------------------------------------------------------------

                             Growth and Income Fund

   SHARES                           SECURITY                                     VALUE
==========================================================================================
Finance -- 17.5% (continued)
    95,000    J.P. Morgan & Co. Inc.                                         $ 12,801,250
   350,000    KeyCorp                                                          10,828,125
   185,000    Morgan Stanley Dean Witter & Co.                                 18,349,687
   324,600    Provident Cos., Inc.                                             12,781,125
   345,000    UnionBanCal Corp.                                                11,773,125
   300,000    Washington Mutual Bank                                           12,337,500
------------------------------------------------------------------------------------------
                                                                              266,100,876
------------------------------------------------------------------------------------------
Health Care -- 10.6%
   150,000    Abbott Laboratories                                               7,265,625
    60,000    American Home Products Corp.                                      3,660,000
   165,000    Amgen Inc.*                                                      10,137,188
   235,000    Bristol-Myers Squibb Co.                                         14,937,188
   225,000    Eli Lilly & Co.                                                  16,565,625
   210,000    Johnson & Johnson                                                20,475,000
   150,000    McKesson HBOC, Inc.                                               5,250,000
   145,000    Medtronic, Inc.                                                  10,430,937
   345,000    Merck & Co., Inc.                                                24,236,250
   382,000    Mylan Laboratories Inc.+                                          8,666,625
   145,000    Pfizer Inc.                                                      16,684,062
    65,000    Schering-Plough Corp.                                             3,140,312
   255,000    Watson Pharmaceuticals, Inc.+*                                   10,327,500
   125,000    Wellpoint Health Networks Inc.*                                   8,781,250
------------------------------------------------------------------------------------------
                                                                              160,557,562
------------------------------------------------------------------------------------------
Producer Manufacturing -- 7.3%
   248,000    AlliedSignal Inc.                                                14,570,000
   310,000    Fluor Corp.+                                                     10,346,250
   425,000    General Electric Co.                                             44,837,500
   235,000    Gulfstream Aerospace Corp.*                                      11,456,250
    65,000    Lexmark International Group, Inc.*                                8,027,500
    85,000    United Technologies Corp.+                                       12,314,375
   180,000    W.W. Grainger, Inc.                                               9,033,750
------------------------------------------------------------------------------------------
                                                                              110,585,625
------------------------------------------------------------------------------------------
Publishing -- 1.3%
   150,000    Knight-Ridder, Inc.+                                              8,071,875
   230,000    The New York Times Co.                                            7,935,000
   110,000    The Reader's Digest Association, Inc., Class A Shares             3,911,875
------------------------------------------------------------------------------------------
                                                                               19,918,750
------------------------------------------------------------------------------------------
Raw Materials/Processing Industries -- 5.8%
   290,000    Air Products and Chemicals, Inc.                                 13,630,000
   245,000    Alcoa Inc.                                                       15,251,250
   230,000    Caterpillar Inc.+                                                14,806,250
   110,000    The Dow Chemical Co.                                             14,430,625
   205,000    Ingersoll-Rand Co.+                                              14,183,437
   350,000    Rohm and Haas Co.+                                               15,684,375
------------------------------------------------------------------------------------------
                                                                               87,985,937
------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
44                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 1999
--------------------------------------------------------------------------------

                             Growth and Income Fund

   SHARES                           SECURITY                                     VALUE
==========================================================================================
Retail -- 6.9%
   330,000    American Stores Co.                                            $ 10,415,625
   290,000    Federated Department Stores, Inc.*                               13,539,375
   160,000    The Gap, Inc.+                                                   10,650,000
   200,000    The Home Depot, Inc.+                                            11,987,500
   290,000    The Limited, Inc.                                                12,687,500
   160,000    Nordstrom, Inc.+                                                  5,630,000
    90,000    Rite Aid Corp.                                                    2,098,125
   475,000    Shaw Industries, Inc.*                                            8,609,375
   345,000    The TJX Cos., Inc.                                               11,492,812
   400,000    Wal-Mart Stores, Inc.                                            18,400,000
------------------------------------------------------------------------------------------
                                                                              105,510,312
------------------------------------------------------------------------------------------
Technology -- 24.3%
   110,000    America Online, Inc.*                                            15,702,500
   340,000    Ameritech Corp.                                                  23,268,750
   270,000    Automatic Data Processing, Inc.                                  12,015,000
   280,000    BMC Software, Inc.*                                              12,057,500
   210,000    Cisco Systems, Inc.*                                             23,953,125
   155,000    Comcast Corp., Class A Shares*                                   10,181,563
   140,000    Cox Communications, Inc.*                                        11,112,500
   515,000    Dell Computer Corp.+*                                            21,211,563
   280,000    Electronic Data Systems Corp.                                    15,050,000
   240,000    GTE Corp.                                                        16,065,000
   280,000    Hewlett-Packard Co.                                              22,085,000
   620,000    Intel Corp.                                                      37,936,250
   140,000    International Business Machines Corp.                            29,286,250
   350,000    Lucent Technologies Inc.+                                        21,043,750
   420,000    Microsoft Corp.*                                                 34,151,250
   160,000    Motorola, Inc.                                                   12,820,000
   285,000    SCI Systems, Inc.*                                               10,847,812
   385,000    Seagate Technology, Inc.*                                        10,731,875
   460,000    Telefonaktiebolaget LM Ericsson ADR                              12,420,000
   350,000    Unisys Corp.*                                                    11,003,125
   105,000    Xerox Corp.+                                                      6,168,750
------------------------------------------------------------------------------------------
                                                                              369,111,563
------------------------------------------------------------------------------------------
Telephone -- 5.4%
   375,000    AT&T Corp.+                                                      18,937,500
    40,000    Bell Atlantic Corp.+                                              2,305,000
   325,000    BellSouth Corp.+                                                 14,543,750
   305,000    MCI Worldcom, Inc.*                                              25,067,187
   260,000    SBC Communications Inc.                                          14,560,000
   135,000    US West, Inc.                                                     7,062,187
------------------------------------------------------------------------------------------
                                                                               82,475,624
------------------------------------------------------------------------------------------
Transportation -- 1.1%
   125,000    AMR Corp.*                                                        8,726,563
   240,000    Southwest Airlines Co.                                            7,815,000
------------------------------------------------------------------------------------------
                                                                               16,541,563
------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 45

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 1999
--------------------------------------------------------------------------------

                             Growth and Income Fund

   FACE
  AMOUNT                             SECURITY                                     VALUE
============================================================================================
Utilities -- 2.5%
    160,000   Duke Energy Corp.                                              $    8,960,000
    278,000   Edison International                                                6,811,000
    770,000   Niagara Mohawk Holdings Inc.*                                      10,298,750
    235,000   PECO Energy Co.                                                    11,147,812
--------------------------------------------------------------------------------------------
                                                                                 37,217,562
--------------------------------------------------------------------------------------------
              TOTAL COMMON STOCK
              (Cost -- $1,212,069,118)                                        1,504,439,380
============================================================================================
CONVERTIBLE PREFERRED STOCK -- 0.9%
    97,700    Merrill Lynch & Co., Inc. 6.000%, Series COX@                       6,130,675
    78,500    Microsoft Corp., 2.750%, Series A++                                 7,800,938
--------------------------------------------------------------------------------------------
              TOTAL CONVERTIBLE PREFERRED STOCK
              (Cost -- $8,505,075)                                               13,931,613
============================================================================================
              SUB-TOTAL INVESTMENTS
              (Cost -- $1,220,574,193)                                        1,518,370,993
============================================================================================

   FACE
  AMOUNT                               SECURITY                                   VALUE
============================================================================================
REPURCHASE AGREEMENT -- 0.1%
$2,033,000    Chase Manhattan Bank, 4.770% due 5/3/99; Proceeds at maturity --
              $2,033,806; (Fully collateralized by U.S. Treasury Notes, 8.125%
              due 8/15/21; Market value -- $2,078,475) (Cost -- $2,033,000)       2,033,000
============================================================================================
              TOTAL INVESTMENTS -- 100%
              (Cost -- $1,222,607,193**)                                     $1,520,403,993
============================================================================================

+     All or a portion of this security is on loan (See Note 10).

*     Non-incoming producing security.

@     Security is convertible into 97,700 shares of common stock.

++ Security is convertible into 5,518 warrants and 237,482 shares of common stock.

**    Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
46                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 1999
--------------------------------------------------------------------------------

                            International Equity Fund

  SHARES                             SECURITY                                    VALUE
==========================================================================================
COMMON STOCK -- 97.3%
Australia -- 0.5%
   53,235   Coca-Cola Amatil Ltd.                                              $  253,058
------------------------------------------------------------------------------------------
Belgium -- 2.4%
   10,000   Telinfo NV                                                          1,274,889
------------------------------------------------------------------------------------------
Canada -- 7.6%
   40,000   Celestica Inc.*                                                     1,593,078
   40,000   JDS FITEL Inc.*                                                     2,417,084
------------------------------------------------------------------------------------------
                                                                                4,010,162
------------------------------------------------------------------------------------------
Finland -- 4.6%
   20,000   Nokia Oyj                                                           1,483,749
  100,000   Raisio Group PLC*                                                     915,170
------------------------------------------------------------------------------------------
                                                                                2,398,919
------------------------------------------------------------------------------------------
France -- 4.8%
    8,000   Axa                                                                 1,034,300
   10,000   Equant NV*                                                            908,821
    5,000   Sidel SA                                                              603,060
------------------------------------------------------------------------------------------
                                                                                2,546,181
------------------------------------------------------------------------------------------
Germany -- 5.7%
    5,000   Global Telesystem Holdings Ltd.*                                      329,375
   12,000   Mannesmann AG                                                       1,573,034
    2,000   MLP AG                                                              1,122,538
------------------------------------------------------------------------------------------
                                                                                3,024,947
------------------------------------------------------------------------------------------
Hong Kong -- 5.0%
   35,527   HSBC Holdings PLC                                                   1,320,144
  120,000   Hutchison Whampoa Ltd.                                              1,076,060
   30,000   Sun Hung Kai Properties Ltd.                                          263,209
------------------------------------------------------------------------------------------
                                                                                2,659,413
------------------------------------------------------------------------------------------
Ireland -- 6.2%
   60,542   Bank of Ireland                                                     1,213,813
   20,000   Elan Corp. PLC ADR*                                                 1,030,000
   75,685   Irish Continental Group PLC                                         1,030,962
------------------------------------------------------------------------------------------
                                                                                3,274,775
------------------------------------------------------------------------------------------
Israel -- 1.5%
   30,000   Amdocs Ltd. ADR*                                                      800,625
------------------------------------------------------------------------------------------
Italy -- 4.4%
   66,000   Alleanza Assicurazioni                                                790,662
  180,000   Istituto Nazionale delle Assicurazioni                                475,909
  175,000   Telecom Italia Mobile S.p.A. ADR                                    1,054,984
------------------------------------------------------------------------------------------
                                                                                2,321,555
------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 47

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 1999
--------------------------------------------------------------------------------

                            International Equity Fund

  SHARES                             SECURITY                                    VALUE
==========================================================================================
Japan -- 8.1%
  100,000   Kikkoman Corp.                                                     $  680,266
   10,000   Matsushita Communication Industrial Co., Ltd.                         717,966
       10   NTT Mobile Communication Network, Inc.                                586,437
    7,000   Orix Corp.                                                            563,566
    7,000   Sony Corp.                                                            653,877
   48,000   Terumo Corp.                                                        1,045,533
------------------------------------------------------------------------------------------
                                                                                4,247,645
------------------------------------------------------------------------------------------
Mexico -- 2.0%
  500,000   Grupo Industrial Bimbo SA de CV - Series A                          1,076,840
------------------------------------------------------------------------------------------
Netherlands -- 4.4%
   75,000   ING Groep NV Warrants, Expire 3/15/01*                              1,294,991
   11,000   Prolion Holding NV*                                                 1,029,963
------------------------------------------------------------------------------------------
                                                                                2,324,954
------------------------------------------------------------------------------------------
Norway -- 3.8%
    6,250   Fast Search and Transfer ASA*                                         128,427
   13,600   Opticom ASA*                                                          471,585
   35,000   Tomra Systems ASA                                                   1,393,437
------------------------------------------------------------------------------------------
                                                                                1,993,449
------------------------------------------------------------------------------------------
Singapore -- 0.5%
   48,800   Venture Manufacturing (Singapore) Ltd.                                267,989
------------------------------------------------------------------------------------------
Spain -- 3.2%
   50,000   Indra Sistemas SA                                                     481,390
   25,500   Telefonica SA                                                       1,196,518
------------------------------------------------------------------------------------------
                                                                                1,677,908
------------------------------------------------------------------------------------------
Sweden -- 5.4%
   25,000   Electrolux AB ADR                                                   1,025,000
   29,000   Icon Medialab International AB*                                     1,065,391
   50,000   Securitas AB                                                          743,074
      350   TeleLarm Care AB*                                                       4,099
------------------------------------------------------------------------------------------
                                                                                2,837,564
------------------------------------------------------------------------------------------
Switzerland -- 3.0%
   60,000   Mettler-Toledo International Inc.*                                  1,567,500
------------------------------------------------------------------------------------------
United Kingdom -- 24.2%
  150,000   Boxmore International PLC                                             373,140
  100,000   Capita Group PLC                                                    1,058,640
  108,000   COLT Telecom Group PLC*                                             2,004,959
   70,000   Energis PLC*                                                        1,909,255
   75,000   Galen Holdings PLC                                                    576,617
   25,000   Guardian iT PLC                                                       246,546
   90,000   Hays PLC                                                            1,004,943
  125,705   Misys PLC                                                           1,180,989
  100,000   Rentokil Initial PLC                                                  584,063

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
48                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 1999
--------------------------------------------------------------------------------

                            International Equity Fund

  SHARES                             SECURITY                                    VALUE
==========================================================================================
United Kingdom -- 24.2% (continued)
    70,000  Serco Group PLC                                                   $ 1,549,720
   300,000  TeleWest Communications PLC*                                        1,383,880
     5,000  Vodafone Group PLC                                                    896,875
------------------------------------------------------------------------------------------
                                                                               12,769,627
------------------------------------------------------------------------------------------
            TOTAL COMMON STOCK
            (Cost -- $34,740,643)                                              51,328,000
==========================================================================================

    FACE
   AMOUNT                                SECURITY                                 VALUE
==========================================================================================
REPURCHASE AGREEMENT -- 2.7%
$1,432,000  CS First Boston Corp., 4.850% due 5/3/99; Proceeds at maturity --
            $1,432,579; (Fully collateralized by U.S. Treasury Bills due
            7/29/99; Market value -- $1,461,373) (Cost -- $1,432,000)           1,432,000
==========================================================================================
            TOTAL INVESTMENTS-- 100%
            (Cost -- $36,172,643**)                                           $52,760,000
==========================================================================================

*     Non-income producing security.

**    Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 49

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 1999
--------------------------------------------------------------------------------

                                  Mid Cap Fund

  SHARES                            SECURITY                                      VALUE
==========================================================================================
COMMON STOCK -- 72.2%
Aerospace/Defense -- 1.7%
    6,000   Kroll-O'Gara Co.*+                                                   $143,625
------------------------------------------------------------------------------------------
Airlines -- 0.8%
    2,000   Southwest Airlines Co.                                                 65,125
------------------------------------------------------------------------------------------
Automobiles -- 1.9%
    2,600   Harley-Davidson, Inc.+                                                155,025
------------------------------------------------------------------------------------------
Banking -- 1.8%
      900   Commerce Bancorp, Inc.                                                 39,712
    1,900   First Tennessee National Corp.                                         81,937
    1,300   North Fork Bancorporation, Inc.                                        29,250
------------------------------------------------------------------------------------------
                                                                                  150,899
------------------------------------------------------------------------------------------
Beverages -- 0.6%
    2,200   The Pepsi Bottling Group, Inc.*                                        46,337
------------------------------------------------------------------------------------------
Broadcast Media -- 4.6%
    1,200   Cablevision Systems Corp., Class A Shares*                             92,850
    2,300   Entercom Communications Corp.*                                         85,388
    5,800   Imax Corp.*+                                                          109,837
    1,900   TCA Cable TV, Inc.                                                     94,644
------------------------------------------------------------------------------------------
                                                                                  382,719
------------------------------------------------------------------------------------------
Communications - Equipment -- 3.4%
    1,300   ADC Telecommunications, Inc.*                                          62,156
    1,400   L-3 Communications Holdings, Inc.*                                     68,338
    2,700   Valassis Communications, Inc.+                                        151,200
------------------------------------------------------------------------------------------
                                                                                  281,694
------------------------------------------------------------------------------------------
Computer Hardware -- 1.2%
      800   Lexmark International Group, Inc., Class A Shares*+                    98,800
------------------------------------------------------------------------------------------
Computer Software -- 5.1%
    1,000   Citrix Systems, Inc.*                                                  42,500
    2,100   Electronic Arts Inc.*+                                                106,706
    2,300   Fiserv, Inc.*+                                                        134,694
      400   Intuit Inc.*                                                           34,450
    1,400   Mercury Interactive Corp.*                                             39,462
      700   New Era of Networks, Inc.*                                             26,294
      600   VERITAS Software Corp.*                                                42,600
------------------------------------------------------------------------------------------
                                                                                  426,706
------------------------------------------------------------------------------------------
Computer Software - Services -- 0.2%
    1,100   Cadence Design Systems, Inc.*                                          14,919
------------------------------------------------------------------------------------------
Consumer Products -- 0.4%
    1,000   The Dial Corp.                                                         34,000
------------------------------------------------------------------------------------------
Electronics - Instruments -- 0.4%
     1200   Molex Inc.                                                             34,650
------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
50                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 1999
--------------------------------------------------------------------------------

                                  Mid Cap Fund

  SHARES                            SECURITY                                      VALUE
==========================================================================================
Electronics -- Semiconductors -- 1.6%
    2,400   Linear Technology Corp.+                                             $136,500
------------------------------------------------------------------------------------------
Entertainment -- 1.7%
    4,100   Premier Parks Inc.+                                                   141,706
------------------------------------------------------------------------------------------
Financial -- 7.8%
    2,300   Ambac Financial Group, Inc.+                                          138,862
    1,000   Capital One Financial Corp.+                                          173,687
    2,000   CIT Group, Inc., Class A Shares                                        65,000
    2,600   Countrywide Credit Industries, Inc.                                   117,813
      500   E*TRADE Group, Inc.*                                                   57,750
      725   Providian Financial Corp.                                              93,570
------------------------------------------------------------------------------------------
                                                                                  646,682
------------------------------------------------------------------------------------------
Foods -- 1.4%
    3,600   Keebler Foods Co.*+                                                   115,650
------------------------------------------------------------------------------------------
Health Care -- Drugs -- 4.2%
    1,700   ALZA Corp.*                                                            57,056
    1,100   Elan Corp. PLC, Sponsored ADR*                                         56,650
    1,800   Sepracor Inc.*+                                                       152,100
    2,100   Watson Pharmaceuticals, Inc.*                                          85,050
------------------------------------------------------------------------------------------
                                                                                  350,856
------------------------------------------------------------------------------------------
Household Furniture & Apparel -- 0.9%
    2,200   Bed Bath & Beyond Inc.*                                                78,512
------------------------------------------------------------------------------------------
Industrial Services -- 1.5%
    2,500   AES Corp.+                                                            125,000
------------------------------------------------------------------------------------------
Industrial Specialties -- 0.5%
    1,000   Ecolab Inc.                                                            41,937
------------------------------------------------------------------------------------------
Insurance -- 3.5%
    2,700   ACE Ltd.                                                               81,675
    5,700   Annuity and Life Re Holdings, Ltd.+                                   112,575
      400   NAC Re Corp.                                                           21,800
      700   Nationwide Financial Services, Inc., Class A Shares                    32,463
      700   XL Capital Ltd., Class A Shares                                        42,481
------------------------------------------------------------------------------------------
                                                                                  290,994
------------------------------------------------------------------------------------------
Internet Content -- 1.8%
      145   Broadcast.com Inc.*                                                    18,596
      100   CMG Information Services, Inc.*                                        25,456
      150   eBay Inc.                                                              31,219
      150   Excite, Inc.*                                                          21,900
      300   VerticalNet, Inc.*                                                     34,050
      300   Xoom.com, Inc.*                                                        21,000
------------------------------------------------------------------------------------------
                                                                                  152,221
------------------------------------------------------------------------------------------
Manufacturing -- 2.4%
    1,400   Danaher Corp.                                                          93,013
    1,000   Waters Corp.*+                                                        105,125
------------------------------------------------------------------------------------------
                                                                                  198,138
------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 51

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 1999
--------------------------------------------------------------------------------

                                  Mid Cap Fund

  SHARES                            SECURITY                                      VALUE
==========================================================================================
Medical - Biomedical -- 1.7%
    3,500   Affymetrix, Inc.*+                                                   $143,063
------------------------------------------------------------------------------------------
Office Supplies & Forms -- 1.2%
    1,400   Avery Dennison Corp.+                                                  95,550
------------------------------------------------------------------------------------------
Oil - Domestic -- 1.7%
    1,800   Anadarko Petroleum Corp.                                               68,288
    2,600   Newfield Exploration Corp.*                                            69,875
------------------------------------------------------------------------------------------
                                                                                  138,163
------------------------------------------------------------------------------------------
Oilfield Services & Equipment -- 1.4%
    1,100   Cooper Cameron Corp.*                                                  42,488
    2,100   Diamond Offshore Drilling, Inc.                                        69,431
------------------------------------------------------------------------------------------
                                                                                  111,919
------------------------------------------------------------------------------------------
Real Estate Investment Trusts -- 1.4%
    6,900   IndyMac Mortgage Holdings, Inc.+                                      113,850
------------------------------------------------------------------------------------------
Retail -- Apparel -- 2.0%
    1,100   Abercrombie & Fitch Co., Class A Shares*+                             104,638
    1,600   The Children's Place Retail Stores, Inc.*                              58,000
------------------------------------------------------------------------------------------
                                                                                  162,638
------------------------------------------------------------------------------------------
Retail -- Drug Stores -- 0.5%
    1,500   Duane Reade Inc.*                                                      40,219
------------------------------------------------------------------------------------------
Retail -- Specialty -- 3.1%
    2,900   Best Buy Co., Inc.*+                                                  138,475
    1,200   Fred Meyer, Inc.*                                                      64,950
    2,500   Office Depot, Inc.*                                                    55,000
------------------------------------------------------------------------------------------
                                                                                  258,425
------------------------------------------------------------------------------------------
Services -- Advertising -- 1.6%
    5,200   Outdoor Systems, Inc.*+                                               130,975
------------------------------------------------------------------------------------------
Services -- Commercial & Construction -- 0.9%
    1,100   Cintas Corp.                                                           75,625
------------------------------------------------------------------------------------------
Services & Publishing - Finance -- 2.4%
      400   Coinstar, Inc.*                                                         9,400
      900   The Dun & Bradstreet Corp.                                             33,075
    3,400   FactSet Research Systems Inc.*                                        158,525
------------------------------------------------------------------------------------------
                                                                                  201,000
------------------------------------------------------------------------------------------
Specialized Services -- 1.0%
    1,900   Sun International Hotels Ltd.*                                         80,394
------------------------------------------------------------------------------------------
Telecommunications -- 2.4%
    3,000   CenturyTel, Inc.                                                      120,750
      400   COLT Telecom Group, PLC*                                               30,550
      500   Covad Communications Group, Inc.*                                      48,000
------------------------------------------------------------------------------------------
                                                                                  199,300
------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
52                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 1999
--------------------------------------------------------------------------------

                                  Mid Cap Fund

  SHARES                            SECURITY                                      VALUE
==========================================================================================
Transport -- 1.5%
     1,000  Kansas City Southern Industries, Inc.                              $   59,563
     3,300  Knightsbridge Tankers Ltd.                                             62,081
------------------------------------------------------------------------------------------
                                                                                  121,644
------------------------------------------------------------------------------------------
            TOTAL COMMON STOCK
            (Cost -- $5,920,021)                                                5,985,460
==========================================================================================

    FACE
   AMOUNT                           SECURITY                                      VALUE
==========================================================================================
REPURCHASE AGREEMENTS -- 27.8%
$1,305,000  Chase Manhattan Bank, 4.770% due 5/3/99; Proceeds at maturity --
            $1,305,516; (Fully collateralized by U.S. Treasury Bonds, 8.125%
            due 8/15/21; Market value -- $1,333,850)                            1,305,000
 1,000,000  Morgan Stanley Dean Witter & Co., 4.840% due 5/3/99; Proceeds at
            maturity -- $1,000,401; (Fully collateralized by U.S. Treasury
            Bonds, 14.000% due 11/15/11; Market value -- $1,020,110)            1,000,000
==========================================================================================
            TOTAL REPURCHASE AGREEMENTS
            (Cost -- $2,305,000)                                                2,305,000
==========================================================================================
            TOTAL INVESTMENTS -- 100%
            (Cost -- $8,225,021**)                                             $8,290,460
==========================================================================================

*     Non-income producing security.

+ This security has been segregated by the custodian for open futures contracts.

**    Aggregate cost for Federal income tax purpose is substantially the same.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 53

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 1999
--------------------------------------------------------------------------------

                               Municipal Bond Fund

  FACE
 AMOUNT      RATING(a)                                       SECURITY                                                VALUE
===============================================================================================================================
Arizona -- 0.6%
$  400,000   A          Maricopa County, AZ Industrial Development Authority, Multi-Family Housing
                          Revenue, (Laguna Port Apartments Project), 6.500% due 7/1/09                            $    427,500
   225,000   NR         Scottsdale, AZ IDA Revenue, First Mortgage Westminster Village,
                          Series A, 8.250% due 6/1/15                                                                  252,844
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       680,344
-------------------------------------------------------------------------------------------------------------------------------
California -- 8.2%
 1,000,000   AAA        California Health Facilities Financial Authority Revenue, Kaiser Permanente,
                          Series A, FSA-Insured, 5.500% due 6/1/22                                                   1,050,000
 1,000,000   A1*        California State Public Works Board Lease Revenue, California State
                          University, Series C, 5.250% due 10/1/14                                                   1,042,500
 5,000,000   AAA        Central Valley Financial Authority, (CA Cogeneration Project, Carson Ice),
                          MBIA-Insured, 5.200% due 7/1/20                                                            5,031,250
   560,000   NR         Del Mar, CA Race Track Authority Revenue, 6.000% due 8/15/01                                   576,800
   200,000   A-1+       Irvine Ranch, CA Water District, Series A, 4.250% due 5/1/09(b)                                200,000
                        Orange County, CA Recovery:
 1,000,000   AAA          Series A, COP, MBIA-Insured, 6.000% due 7/1/08                                             1,132,500
 1,000,000   AAA          Series A, MBIA-Insured, 6.000% due 6/1/09                                                  1,133,750
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    10,166,800
-------------------------------------------------------------------------------------------------------------------------------
Colorado -- 6.8%
                        Arapahoe County, CO Capital Improvement Transportation Highway Revenue,
                          E-470 Highway, (Pre-Refunded -- Escrowed with U.S. government securities to 8/31/05):
 7,000,000   Aaa*           Call @ 20.8626, zero coupon due 8/31/26(c)(d)                                            1,120,000
 1,000,000   Aaa*           Call @ 103, 7.000% due 8/31/26(c)(d)                                                     1,187,500
   250,000   AAA        Arvada, CO Sales & Use Tax Revenue, FGIC-Insured,
                          (Pre-Refunded -- Escrowed with U.S. government securities to 12/1/02
                          Call @ 100), 6.250% due 12/1/12(d)                                                           271,562
   250,000   AAA        Arvada, CO Sales & Use Tax Revenue, Refunding & Improvement,
                          FGIC-Insured, 6.250% due to 12/1/12 269,062
                        Berry Creek Metropolitan District, CO Refunding & Improvement:
   150,000   NR           8.250% due 12/1/11                                                                           161,812
   100,000   NR           Pre-Refunded -- Escrowed with U.S. government securities to 12/1/01
                            Call @ 101, 8.250% due 12/1/11(d)                                                          112,125
 1,000,000   A          Colorado Health Facilities Authority Revenue, Series B, 5.350% due 8/1/15                    1,016,250
 1,000,000   AAA        E-470 Public Highway Authority, CO, MBIA-Insured, Series A,
                          5.000% due 9/1/17                                                                            991,250
   400,000   NR         Edgewater, CO Redevelopment Authority Tax Increment Revenue,
                          (Edgewater Redevelopment Project), 6.750% due 12/1/08                                        432,500
                        Highlands Ranch Metropolitan District:
 1,000,000   AAA          FSA-Insured, 6.500% due 6/15/10                                                            1,176,250
   500,000   NR           Refunding & Improvement, Series A, (Pre-Refunded -- Escrowed with
                            U.S. government securities to 9/1/02 Call @ 103),
                            7.300% due 9/1/12(d)                                                                       568,125
 1,000,000   AAA        Larimer County, CO COP, MBIA-Insured, 5.650% due 12/1/16                                     1,067,500
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     8,373,936
-------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
54                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 1999
--------------------------------------------------------------------------------

                               Municipal Bond Fund

  FACE
 AMOUNT      RATING(a)                                       SECURITY                                                VALUE
===============================================================================================================================
Connecticut -- 0.9%
                        Mashantucket Western Pequot Tribe, Connecticut Special Revenue,
                          Sub-144A, Series A:
$  505,000   Baa2*          6.500% due 9/1/05(e)                                                                  $    561,181
   495,000   AAA            Escrowed to maturity with U.S. government securities,
                              6.500% due 9/1/05(e)                                                                     562,444
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     1,123,625
-------------------------------------------------------------------------------------------------------------------------------
Delaware -- 0.2%
   250,000   Aaa*       Delaware State EDA, Osteopathic Hospital Association, Series A,
                          (Escrowed to maturity with U.S. government securities),
                          6.750% due 1/1/13(d)                                                                         292,500
-------------------------------------------------------------------------------------------------------------------------------
District of Columbia -- 0.4%
   500,000   AAA        District of Columbia, Series A, AMBAC-Insured, (Pre-Refunded -- Escrowed with
                          U.S. government securities to 6/1/00 Call @ 102), 7.500% due 6/1/10(d)                       531,580
-------------------------------------------------------------------------------------------------------------------------------
Florida -- 4.2%
 1,000,000   AAA        Broward County, FL Airport System Revenue, Passenger Facility,
                          AMBAC-Insured, 4.750% due 10/1/23                                                            947,500
   375,000   A-         Broward County, FL Resource Recovery Revenue, Broward Waste Energy,
                          7.950% due 12/1/08                                                                           394,301
 1,000,000   AAA        Florida State Correctional Privatization Community, COP, AMBAC-Insured,
                          5.000% due 8/1/17                                                                          1,001,250
 2,500,000   AAA        Orange County, FL Tourist Development Tax Revenue, Series A,
                          AMBAC-Insured, 4.750% due 10/1/24                                                          2,362,500
   500,000   Aaa*       St. Petersburg, FL Health Facilities Authority, Allegany Health Systems,
                          Series B, (Pre-Refunded -- Escrowed with U.S. government securities to
                          12/1/99 Call @ 102), 7.750% due 12/1/15(d)                                                   522,600
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     5,228,151
-------------------------------------------------------------------------------------------------------------------------------
Hawaii -- 1.6%
 2,000,000   A          Hawaii State, Department of Budget & Finance, Special Purpose Revenue,
                          Kaiser Permanente, Series A, 5.100% due 3/1/14                                             1,977,500
-------------------------------------------------------------------------------------------------------------------------------
Illinois -- 5.4%
   500,000   AA         Chicago, IL Metropolitan Water Reclamation District, (Partially Escrowed to
                          maturity with U.S. government securities), 7.000% due 1/1/11                                 603,765
   500,000   AAA        Chicago, IL Wastewater Transmission Revenue, FGIC-Insured,
                          6.300% due 1/1/12(c)                                                                         550,625
   500,000   AAA        Cook County, IL Community College, COP, FGIC-Insured, 8.750% due 1/1/07                        640,625
   500,000   AAA        Cook County, IL MBIA-Insured, (Pre-Refunded -- Escrowed with U.S.
                          government securities to 11/1/00 Call @ 102), 7.000% due 11/1/10(d)                          535,625
   250,000   NR         Crestwood, IL Tax Increment Revenue, 7.250% due 12/1/08                                        265,000
   500,000   AAA        Du Page County, IL (StormWater Project), (Pre-Refunded -- Escrowed with
                          U.S. government securities to 1/1/02 Call @ 102),
                          6.550% due 1/1/21(c)(d)                                                                      544,375
   250,000   Baa2*      Illinois Development Finance Authority Revenue, Series A,
                          (Pre-Refunded -- Escrowed with U.S. government securities to 2/1/00
                          Call @ 102), 8.500% due 2/1/15(d)                                                            264,272

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 55

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 1999
--------------------------------------------------------------------------------

                               Municipal Bond Fund

  FACE
 AMOUNT      RATING(a)                                       SECURITY                                                VALUE
===============================================================================================================================
Illinois -- 5.4% (continued)
                        Illinois Health Facilities Authority Revenue:
$  500,000   Aaa*         Delnor Community Hospital Project, (Pre-Refunded -- Escrowed with
                            U.S. government securities to 5/15/99 Call @ 102),
                            8.000% due 5/15/19(c)(d)                                                              $    510,635
   500,000   Aaa*       Illinois Masonic Medical Center, Series B, (Pre-Refunded -- Escrowed with
                          U.S. government securities to 10/1/99 Call @ 102),
                          7.700% due 10/1/19(d)                                                                        518,730
   250,000   NR         Memorial Hospital, (Pre-Refunded-- Escrowed with U.S. government
                          securities to 5/1/02 Call @ 102), 7.250% due 5/1/24(d)                                       279,062
   300,000   Baa2*      Mercy Center for Health Care Services, (Pre-Refunded -- Escrowed with
                          U.S. government securities to 10/1/02 @ 102), 6.625% due 10/1/12(d)                          332,625
   500,000   AA         Northwestern Memorial Hospital, 6.750% due 8/15/11                                             535,000
    67,000   AAA        Series A, MBIA-Insured, 7.900% due 8/15/03                                                      67,870
    40,000   AAA        Series A, MBIA-Insured, (Escrowed to maturity with U.S. government
                          securities), 7.900% due 8/15/03(d)                                                            45,500
 1,000,000   AAA        Sherman Health System, AMBAC-Insured, 5.250% due 8/1/17                                      1,010,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     6,703,709
-------------------------------------------------------------------------------------------------------------------------------
Indiana -- 1.0%
   100,000   NR         Carmel, IN Retirement Housing Revenue, (Beverly Enterprises Indiana
                          Project), 8.750% due 12/1/08                                                                 110,375
   500,000   Aaa*       Merrillville, IN Multi-School Building Corporation, (Pre-Refunded -- Escrowed
                          with U.S. government securities to 7/15/00 Call @ 102),
                          7.500% due 7/15/09(d)                                                                        533,750
   500,000   AAA        St. Joseph's County, IN Hospital Authority Facilities Revenue, (Memorial
                          Hospital South Bend Project), MBIA-Insured, (Pre-Refunded -- Escrowed
                          with U.S. government securities to 2/15/03 Call @ 102),
                          6.250% due 8/15/22(d)                                                                        551,875
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     1,196,000
-------------------------------------------------------------------------------------------------------------------------------
Iowa -- 0.8%
 1,000,000   AAA        Des Moines, IA Parking Facility Revenue, FGIC-Insured, 7.250% due 7/1/15                     1,024,860
-------------------------------------------------------------------------------------------------------------------------------
Louisiana-- 0.9%
 1,000,000   AAA        Louisiana Local Government, Environmental Facilities Community
                          Development Authority Revenue, (Capital Projects & Equipment Acquisition),
                          AMBAC-Insured, 4.500% due 12/1/18                                                            931,250
   200,000   NR         Louisiana Public Facilities Authority Revenue, Industrial Development,
                          Beverly Enterprise, 8.250% due 9/1/08                                                        217,500
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     1,148,750
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts -- 3.0%
   500,000   Aaa*       Boston, MA Boston City Hospital, Series A, FHA-Insured,
                          7.625% due 2/15/21                                                                           536,250
 1,000,000   AAA        Holyoke, MA GO, Series B, FSA-Insured, 6.000% due 6/15/07                                    1,118,750
     5,000   BBB+       Massachusetts Municipal Wholesale Electric Co., Power Supply System,
                          Series A, 8.750% mandatory tender 1/1/05                                                       6,075
 1,000,000   AAA        Massachusetts State HFA Housing Development, Series B, MBIA-Insured,
                          5.300% due 12/1/17                                                                         1,016,250
   250,000   Aa3*       Massachusetts State HFA Housing Revenue, Single-Family, Series 31,
                          6.450% due 12/1/16                                                                           265,625

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
56                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 1999
--------------------------------------------------------------------------------

                               Municipal Bond Fund

  FACE
 AMOUNT      RATING(a)                                       SECURITY                                                VALUE
===============================================================================================================================
Massachusetts -- 3.0% (continued)
$  150,000   NR         Massachusetts State Industrial Finance Agency, Industrial Revenue,
                          Beverly Enterprises, 8.000% due 5/1/02                                                    $  159,375
   500,000   AAA        Massachusetts State Water Resource Authority, Series A, (Pre-Refunded --
                          Escrowed with U.S. government securities to 4/1/00 Call @ 102),
                          7.500% due 4/1/16(c)(d)                                                                      528,735
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     3,631,060
-------------------------------------------------------------------------------------------------------------------------------
Michigan -- 5.2%
   500,000   A++        Detroit, MI Development Area No. 1, Series A, (Pre-Refunded -- Escrowed with
                          U.S. government securities to 7/1/99 Call @ 102), 7.600% due 7/1/10(d)                       513,250
 2,000,000   A-         Detroit, MI Downtown Development Authority Tax Increment Revenue,
                          (Development Area No. 1 Project), Series C, (Pre-Refunded -- Escrowed with
                          U.S. government securities to 7/1/06 Call @ 102), 6.250% due 7/1/25(d)                     2,282,500
   200,000   AAA        Huron Valley, MI School District, FGIC-Insured, 7.100% due 5/1/08                              217,250
   500,000   Aaa*       Kent Hospital Finance Authority Michigan Hospital, Butterworth Hospital
                          Series A, (Pre-Refunded -- Escrowed with U.S. government securities to
                          1/15/00 Call @ 102), 7.250% due 1/15/12(c)(d)                                                523,545
 2,000,000   AA         Michigan State Building Authority Revenue, Refunding Facilities Program,
                          Series 1, 4.750% due 10/15/17                                                              1,927,500
 1,000,000   AAA        Western Michigan University Revenue, FGIC-Insured, 5.125% due 11/15/22                         993,750
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     6,457,795
-------------------------------------------------------------------------------------------------------------------------------
Minnesota -- 0.1%
   150,000   NR         Minneapolis, MN Health Care Facilities Revenue, (Ebenezer Social Project),
                          Series A, 7.000% due 7/1/12                                                                  152,625
-------------------------------------------------------------------------------------------------------------------------------
Mississippi -- 0.4%
   500,000   NR         Ridgeland, MS Urban Renewal Revenue, (The Orchard Limited Project),
                          Series A, 7.750% due 12/1/15                                                                 541,250
-------------------------------------------------------------------------------------------------------------------------------
Missouri -- 6.7%
 2,750,000   AAA        Kansas City, MO Municipal Assistance, MBIA-Insured, 5.000% due 4/15/20                       2,725,937
                        Missouri Health State & Educational Facilities Authority Revenue:
   500,000   BBB+         Heartland Health System Project, 6.875% due 11/15/04                                         546,250
   500,000   BBB+         Lake of the Ozarks General Hospital, 6.000% due 2/15/06                                      533,125
   250,000   BBB+         Refunding & Improvement --  Heartland Health, 8.125% due 10/1/10                             259,798
 1,000,000   AAA        Richmond Heights, MO COP, (Capital Improvement Project), Series A,
                          MBIA-Insured, 5.300% due 8/15/17                                                           1,020,000
 1,615,000   AAA        St. Charles County, MO IDA, Westchester Village Apartments,
                          FNMA-Collateralized, 6.050% due 2/1/17                                                     1,705,844
 1,500,000   AAA        St. Louis, MO Board of Education, Series B, FGIC-Insured,
                          5.000% due 4/1/18                                                                          1,488,750
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     8,279,704
-------------------------------------------------------------------------------------------------------------------------------
Nevada -- 2.9%
   200,000   A-1+       Clark County, NV IDR, (Cogeneration Association I Project),
                          4.250% due 11/1/21(b)                                                                        200,000
 2,000,000   AAA        Clark County, NV IDR, (Nevada Power Co. Project), AMBAC-Insured,
                          7.200% due 10/1/22                                                                         2,230,000
 1,200,000   AAA        Las Vegas, NV Sewer, Series A, FGIC-Insured, 5.000% due 11/1/17                              1,195,500
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     3,625,500
-------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 57

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 1999
--------------------------------------------------------------------------------

                               Municipal Bond Fund

  FACE
 AMOUNT      RATING(a)                                       SECURITY                                                VALUE
===============================================================================================================================
New Hampshire -- 0.8%
                        New Hampshire Higher Educational & Health Facilities Authority Revenue:
$  370,000   NR           First Mortgage, Odd Fellows Home, 9.000% due 6/1/14                                     $    431,975
   520,000   BBB          New London Hospital Association Project, 7.500% due 6/1/05                                   592,800
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     1,024,775
-------------------------------------------------------------------------------------------------------------------------------
New Jersey -- 4.1%
 1,500,000   Aa2*       Mercer County, NJ Improvement Authority Revenue, zero coupon due 4/1/11                        862,500
 1,000,000   AAA        Middlesex County, NJ COP, MBIA-Insured, 5.200% due 6/15/18                                   1,015,000
 1,000,000   AAA        New Jersey Building Authority State Building Revenue, MBIA-Insured,
                          5.000% due 6/15/18                                                                           997,500
   880,000   NR         New Jersey EDA, Holt Hauling & Warehousing, Series G,
                          8.400% due 12/15/15                                                                          943,800
 1,000,000   AAA        New Jersey State Turnpike Authority, Series C, MBIA-Insured,
                          6.500% due 1/1/16                                                                          1,184,350
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     5,003,150
-------------------------------------------------------------------------------------------------------------------------------
New Mexico -- 0.9%
 1,000,000   A+         Farmington, NM PCR, Southern California Edison Co.,
                          Series A, 7.200% due 4/1/21                                                                1,076,250
-------------------------------------------------------------------------------------------------------------------------------
New York -- 9.9%
 1,000,000   A-         Long Island Power Authority, NY Electric System Revenue, Series A,
                          5.500% due 12/1/29                                                                         1,023,750
   350,000   NR         New York, NY City Industrial Development Agency Civic Facility Revenue,
                          (Marymount Manhattan College Project), 7.000% due 7/1/23                                     372,313
   350,000   A-1+       New York, NY GO, Subseries A-4, 4.000% due 8/1/22(b)                                           350,000
 1,000,000   Aaa*       New York, NY, Series B, (Pre-Refunded -- Escrowed with U.S. government
                          securities to 8/15/04 Call @ 101), 7.000% due 8/15/16(d)                                   1,156,250
   500,000   Aaa*       New York City, NY Municipal Water Financing Authority, Water & Sewer
                          System Revenue, Series C, (Pre-Refunded -- Escrowed with U.S. government
                          securities to 6/15/01 Call @ 101.50), 7.750% due 6/15/20(d)                                  549,375
 1,000,000   AA         New York City, NY Transitional Finance Authority Revenue, Series A,
                          5.000% due 8/15/17                                                                           998,750
                        New York State Dormitory Authority Revenue, City University System:
 1,000,000   AAA          Series A, FGIC-Insured, 5.000% due 7/1/16                                                  1,003,750
   345,000   BBB+         Series C, 6.000% due 7/1/16                                                                  352,331
   155,000   BBB+         Series C, (Pre-Refunded -- Escrowed with U.S. government securities to
                          7/1/00 Call @ 100), 6.000% due 7/1/16(d)                                                     159,650
 3,000,000   A-         New York State Dormitory Authority Revenue, Mental Health Services
                          Facilities Improvement, Series B, 5.375% due 2/15/26                                       3,033,750
   750,000   Aaa*       New York State Dormitory Authority Revenue, State University Educational
                          Facilities Series A, (Pre-Refunded -- Escrowed with U.S. government
                          securities to 5/15/00 Call @ 102), 7.700% due 5/15/12(d)                                     798,525
 1,865,000   Aa2*       New York State Mortgage Agency Revenue, Homeowner Mortgage,
                          Series 80, 5.100% due 10/1/17                                                              1,871,994
   500,000   AAA        Triborough Bridge & Tunnel Authority Revenue, Series R, (Pre-Refunded --
                          Escrowed with U.S. government securities to 1/1/00 Call @ 101.50),
                          7.375% due 1/1/16(d)                                                                         520,815
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    12,191,253
-------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
58                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 1999
--------------------------------------------------------------------------------

                               Municipal Bond Fund

  FACE
 AMOUNT      RATING(a)                                       SECURITY                                                VALUE
===============================================================================================================================
North Carolina -- 0.6%
$  500,000   AAA        North Carolina Eastern Municipal Power Agency, Series A, (Pre-Refunded --
                          Escrowed with U.S. government securities to 1/1/22 Call @ 100),
                          4.500% due 1/1/24(d)                                                                    $    471,875
   250,000   AAA        North Carolina Medical Care, Community Health Care Facilities Revenue,
                          (Stanly Memorial Hospital Project), (Pre-Refunded -- Escrowed with
                          U.S. government securities to 10/1/99 Call @ 102),
                          7.800% due 10/1/19(d)                                                                        259,518
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       731,393
-------------------------------------------------------------------------------------------------------------------------------
Ohio -- 5.8%
 1,840,000   Aaa*       Brecksville Broadview Heights Ohio City School District, FGIC-Insured,
                          6.500% due 12/1/16                                                                         2,106,800
   500,000   AAA++      Cleveland, OH Parking Facilities Revenue Improvement, (Pre-Refunded --
                          Escrowed with U.S. government securities to 9/15/02 Call @ 102),
                          8.000% due 9/15/12(d)                                                                        575,000
   500,000   NR         Cuyahoga County, OH Health Care Facilities Revenue, Judson Retirement
                          Community, Series A, 7.000% due 11/15/10                                                     535,000
   660,000   Aa*        Delaware County, OH Health Care Facilities Revenue, FHA-Insured,
                          6.550% due 2/1/35                                                                            739,200
 1,000,000   AAA        Greater Cincinnati, OH Elderly Housing Development Corp.,
                          Mortgage Revenue, Cambridge Apartments, Series A, FHA-Insured,
                          6.600% due 8/1/25                                                                          1,088,750
 1,000,000   BBB        Miami County, OH Hospital Facilities Refunding & Improvement,
                          Upper Valley Medical Center, Series A, 6.000% due 5/15/06                                  1,070,000
 1,000,000   Baa2*      Ohio State Water Development Authority, Pollution Control Facilities
                          Revenue, (Ohio Edison Co. Project), 5.950% due 5/15/29                                     1,033,750
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     7,148,500
-------------------------------------------------------------------------------------------------------------------------------
Oklahoma -- 0.5%
   500,000   AAA        Tulsa, OK Industrial Authority Hospital Revenue, Tulsa Medical Regional
                          Center, (Pre-Refunded -- Escrowed with U.S. government securities to
                          6/1/03 Call @ 102), 7.200% due 6/1/17(d)                                                     573,125
-------------------------------------------------------------------------------------------------------------------------------
Pennsylvania -- 6.3%
 1,000,000   Baa1*      Allegheny County, PA Hospital Development Authority Revenue,
                          (St. Francis Medical Center Project), 5.750% due 5/15/17                                     983,750
   500,000   AAA        Erie, PA Higher Education Building Authority, College Revenue, Series A,
                          (Pre-Refunded -- Escrowed with U.S. government securities to 7/1/99
                          Call @ 102), 8.500% due 6/1/15(d)                                                            511,845
 2,000,000   Aaa*       Harrisburg, PA, Series D, AMBAC-Insured, zero coupon due 3/15/18                               775,000
 1,500,000   AAA        Jim Thorpe, PA Area School District, Series A, MBIA-Insured,
                          5.375% due 3/15/22                                                                         1,528,125
   500,000   NR         Lebanon County, PA Health Facilities Authority, (United Church of Christ
                          Homes Project), 6.750% due 10/1/10                                                           502,530
   275,000   Aaa*       Montgomery County, PA IDA, Pensburg Nursing & Rehabilitation Center,
                          (Pre-Refunded -- Escrowed with U.S. government securities to 3/31/04
                          Call @ 102.775), 7.625% due 7/1/18(d)                                                        325,531
   100,000   NR         Northeastern Pennsylvania Hospital Authority Revenue, Nesbitt Memorial
                          Hospital, (Pre-Refunded -- Escrowed with U.S. government securities to
                          7/1/00 Call @ 102), 7.500% due 7/1/12(d)                                                     106,500

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 59

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 1999
--------------------------------------------------------------------------------

                               Municipal Bond Fund

  FACE
 AMOUNT      RATING(a)                                       SECURITY                                                VALUE
===============================================================================================================================
Pennsylvania -- 6.3% (continued)
$  500,000   AAA        Pennsylvania State Higher Educational Facilities Authority, (Hahnemann
                          University Project), MBIA-Insured, (Pre-Refunded -- Escrowed with
                          U.S. government securities to 7/1/99 Call @ 102),
                          7.200% due 7/1/19(c)(d)                                                                 $    512,985
   500,000   Baa3*      Philadelphia, PA Hospitals & Higher Education Facilities Authority Revenue,
                          (Escrowed to maturity with U.S. government securities),
                          6.250% due 7/1/06(d)                                                                         563,125
 1,400,000   AA         Philadelphia, PA IDA, (Girard Estates Facilities Leasing Project),
                          5.000% due 5/15/27                                                                         1,359,750
   250,000   AAA        Scranton -- Lackawanna, PA Health & Welfare Authority Revenue, (Moses Taylor
                          Hospital Project), (Pre-Refunded -- Escrowed with U.S. government
                          securities to 7/1/01 Call @ 102), Series B, 8.500% due 7/1/20(d)                             280,000
   500,000   A          Shenandoah Valley School District PA, Series B, zero coupon due 2/1/12                         270,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     7,719,141
-------------------------------------------------------------------------------------------------------------------------------
Rhode Island -- 0.5%
   500,000   AAA        Rhode Island Depositors Economic Protection Corp. Special Obligation,
                          Series A, FSA-Insured, (Pre-Refunded -- Escrowed with U.S. government
                          securities to 8/1/02 Call @ 102), 6.628% due 8/1/19(d)                                       553,125
-------------------------------------------------------------------------------------------------------------------------------
Tennessee -- 0.9%
 1,000,000   AAA        Franklin, TN IDB Multi-Family Revenue, (Landings Apartment Project),
                          Series A, FSA-Insured, 5.900% due 10/1/16                                                  1,053,750
-------------------------------------------------------------------------------------------------------------------------------
Texas -- 17.3%
 1,000,000   Aaa*       Arlington, TX Independent School District, PSFG, 5.000% due 2/15/24                            976,250
   685,000   A          Austin, TX Housing Finance Corp. Multi-Family Housing Revenue,
                          (Stassney Woods Apartments Projects), 6.500% due 10/1/10                                     730,381
   500,000   NR         Bexar County, TX Health Facilities Development Corp. Hospital Revenue,
                          (St. Luke's Lutheran Hospital Project), (Pre-Refunded-- Escrowed with
                          U.S. government securities to 5/1/03 Call @ 100), 7.900% due 5/1/18(d)                       575,000
 1,000,000   BBB+       Brazos River Authority, TX PCR, Utilities Electric Co., Series C,
                          5.550% due 6/1/30(f)                                                                         967,500
   500,000   AAA        Brownsville, TX Utility System Revenue, AMBAC-Insured, (Pre-Refunded --
                          Escrowed with U.S. government securities to 9/1/00 Call @ 102),
                          6.500% due 9/1/17(d)                                                                         530,000
   500,000   A          Ector County, TX Hospital District Revenue, 7.125% due 4/15/02                                 541,875
 1,000,000   NR         El Paso County, TX Parking Facility Revenue, Certificate of Obligation,
                          LOC Sanwa Bank, (Pre-Refunded -- Escrowed with U.S. government
                          securities to 8/15/99 @ 102), 6.500% due 8/15/11(d)                                        1,028,640
                        Frenship, TX ISD, PSFG:
   500,000   Aaa*         5.500% due 2/15/03                                                                           521,875
   500,000   Aaa*         5.500% due 2/15/04                                                                           520,000
 1,400,000   A-1+       Guadalupe - Blanco River Authority,TX PCR (Central Power &
                          Light Co. Project), 4.150% due 11/1/15(b)                                                  1,400,000
                        Harris County, TX Health Facilities Development Corp.:
   250,000   NR           Memorial Hospital System Project, (Pre-Refunded -- Escrowed with
                             U.S. government securities to 6/1/02 Call @ 102), 7.125% due 6/1/15(d)                    275,313

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
60                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 1999
--------------------------------------------------------------------------------

                               Municipal Bond Fund

  FACE
 AMOUNT      RATING(a)                                       SECURITY                                                VALUE
===============================================================================================================================
Texas -- 17.3% (continued)
$1,250,000   AAA          Thermal Utility Revenue Project, Series A, AMBAC-Insured,
                            7.250% due 2/15/15                                                                    $  1,305,538
 2,000,000   AA         Houston, TX Independent School District, Series A, PSFG,
                          4.750% due 2/15/22                                                                         1,890,000
 2,000,000   AA++       Houston, TX Refunded & Public Improvement, Series A, 4.750% due 3/1/17                       1,922,500
 1,500,000   AAA        North East Independent School District, TX PSFG, 4.750% due 10/1/22                          1,417,500
   250,000   NR         Rusk County, TX Health Facilities Corp. Hospital Revenue, (Henderson
                          Memorial Hospital Project), 7.750% due 4/1/13                                                267,188
                        Tarrant County, TX Health Facilities Development Corp. Hospital Revenue:
   250,000   BBB          7.000% due 5/15/28                                                                           272,813
   250,000   BBB          Pre-Refunded -- Escrowed with U.S. government securities to 5/15/03
                            Call @ 102, 7.000% due 5/15/28(d)                                                          283,750
 1,370,000   AAA        Temple, TX Junior College District Housing System & User Fee Revenue,
                          MBIA-Insured, 5.375% due 7/1/21                                                            1,390,550
                        Texas General Services Community Partnership Interests,
                          (Office Building & Land Acquisition Project):
   130,000   A-             7.000% due 8/1/14                                                                          133,865
   330,000   A-             7.000% due 8/1/24                                                                          339,590
   185,000   A+         Texas Housing Agency Mortgage Revenue Single-Family, Series A,
                          7.150% due 9/1/12                                                                            195,175
 2,000,000   AAA        Texas Water Development Board Revenue, Series B, 5.125% due 7/15/18                          2,002,500
   430,000   AAA        Texas Water Financing Authority Revenue, AMBAC-Insured, (Pre-Refunded --
                          Escrowed with U.S. government securities to 8/15/99 Call @ 100),
                          7.500% due 8/15/13(d)                                                                        434,773
 1,120,000   AAA        West Texas Municipal Power Agency Revenue, MBIA-Insured,
                          5.000% due 2/15/18                                                                         1,101,800
   250,000   NR         Winters, TX Waterworks & Sewer System Revenue, FMHA-Collateralized,
                          (Pre-Refunded -- Escrowed with U.S. government securities to 8/1/03
                          Call @ 100), 8.500% due 8/1/17(d)                                                            295,625
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    21,320,001
-------------------------------------------------------------------------------------------------------------------------------
Utah -- 0.0%
    10,000   AAA        Utah State HFA, Single-Family Mortgage, Series G-1, FHA-Insured,
                          8.100% due 7/1/16                                                                             10,175
-------------------------------------------------------------------------------------------------------------------------------
Virginia -- 1.5%
   200,000   AAA        Fairfax County, VA Redevelopment & Housing Authority Multi-Family
                          Housing Revenue, FHA-Insured, Paul Spring, 5.900% due 6/15/17                                213,500
 1,000,000   BBB        Peninsula Ports Authority, VA Coal Terminal Revenue, (Dominion Terminal
                          Association Project), 7.375% due 6/1/20                                                    1,087,500
   500,000   AAA        Prince William County, VA IDA Revenue, Series A, GNMA-Collateralized,
                          6.250% due 12/20/27                                                                          559,375
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     1,860,375
-------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 61

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 1999
--------------------------------------------------------------------------------

                               Municipal Bond Fund

  FACE
 AMOUNT      RATING(a)                                       SECURITY                                                VALUE
===============================================================================================================================
Washington -- 0.5%
                        Washington State Public Power Supply System:
$  250,000   AAA          Nuclear Project 1, Series B, FGIC-Insured, 7.125% due 7/1/16                            $    311,875
   250,000   AAA          Nuclear Project 2, Series C, (Pre-Refunded -- Escrowed with
                            U.S. government securities to 7/1/01 Call @ 102),
                            7.625% due 7/1/10(d)                                                                       270,625
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       582,500
-------------------------------------------------------------------------------------------------------------------------------
Wisconsin -- 1.1%
   250,000   NR         Jefferson, WI Sewer System Waterworks, (Pre-Refunded -- Escrowed with
                          U.S. government securities to 7/1/01 Call @ 100), 7.400% due 7/1/16(d)                       269,375
 1,000,000   AAA        Wisconsin State Health & Education Facilities Authority Revenue,
                          (Marquette University Project), FGIC-Insured, 6.450% due 12/1/19                           1,136,250
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     1,405,625
-------------------------------------------------------------------------------------------------------------------------------
                        TOTAL INVESTMENTS -- 100%
                        (Cost -- $115,921,466**)                                                                  $123,388,827
===============================================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service, except that those which are identified by an asterisk (*) are rated by Moody's Investors Service, Inc. and those which are identified by a double dagger (++) are rated by Fitch Investor Services, Inc.

(b) Variable rate obligation payable at par on demand at anytime on no more than seven days notice.

(c)   Security segregated by custodian for open purchase commitments.

(d) Bonds are escrowed with U.S. government securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, generally to qualified institutional buyers.

(f) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.

**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 63 through 65 for bond ratings and certain security descriptions.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
62                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA    -- Bonds rated "AAA" have the highest rating assigned by Standard &
          Poor's. Capacity to pay interest and repay principal is extremely strong.

AA     -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A      -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB    -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB     -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Ba", where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa    -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa     -- Bonds rated "Aa" are judged to be of high quality by all standards.
          Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A      -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa    -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 63

--------------------------------------------------------------------------------
Bond Ratings (unaudited) (continued)
--------------------------------------------------------------------------------

Ba     -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Fitch IBCA, Inc. ("Fitch") -- Ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

A      -- Bonds rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than securities with higher ratings.

BBB    -- Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

NR     -- Indicates that the bond is not rated by Standard & Poor's, Moody's or
          Fitch.

--------------------------------------------------------------------------------
Short-Term Security Ratings (unaudited)
--------------------------------------------------------------------------------

SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1    -- Standard & Poor's highest commercial paper and variable rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO.

MIG 1  -- Moody's highest rating for short-term municipal obligations.

P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.


--------------------------------------------------------------------------------
64                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Security Descriptions (unaudited)
--------------------------------------------------------------------------------

ABAG   -- Association of Bay Area Governments

AIG    -- American International Guaranty

AMBAC  -- AMBAC Indemnity Corporation

BIG    -- Bond Investors Guaranty

CGIC   -- Capital Guaranty Insurance Company

CONNIE
LEE    -- College Construction Loan Insurance Association

COP    -- Certificate of Participation

EDA    -- Economic Development Authority

FLAIRS -- Floating Adjustable Interest Rate Securities

FGIC   -- Financial Guaranty Insurance Company

FHA    -- Federal Housing Administration

FHLMC  -- Federal Home Loan Mortgage Corporation

FMHA   -- Farmer's Home Administration

FNMA   -- Federal National Mortgage Association

FSA    -- Financial Security Assurance

GIC    -- Guaranteed Investment Contract

GNMA   -- Government National Mortgage Association

GO     -- General Obligation

HFA    -- Housing Finance Authority

IDA    -- Industrial Development Authority

IDB    -- Industrial Development Board

IDR    -- Industrial Development Revenue

ISD    -- Independent School District

INFLOS -- Inverse Floaters

LOC    -- Letter of Credit

MBIA   -- Municipal Bond Investors Assurance Corporation

MVRICS -- Municipal Variable Rate Inverse Coupon Security

PCFA   -- Pollution Control Financing Authority

PCR    -- Pollution Control Revenue

PSFG   -- Permanent School Fund Guaranty

RIBS   -- Residual Interest Bonds

RITES  -- Residual Interest Tax-Exempt Securities

VA     -- Veterans Administration

VRDN   -- Variable Rate Demand Note

VRWE   -- Variable Rate Wednesday Demand


--------------------------------------------------------------------------------
The Concert Investment Series                                                 65

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (unaudited)
--------------------------------------------------------------------------------

                                                                  Emerging            Government            Growth
                                                                 Growth Fund             Fund                Fund
=======================================================================================================================
ASSETS:
  Investments, at cost                                          $  198,734,506      $  225,692,506      $3,126,021,454
  Repurchase agreements, at cost                                    15,704,000           2,732,000         104,171,000
  Foreign currency, at cost                                                 --                  --                  --
=======================================================================================================================
  Investments, at value                                         $  240,047,460      $  221,535,861      $4,855,609,087
  Repurchase agreements, at value                                   15,704,000           2,732,000         104,171,000
  Foreign currency, at value                                                --                  --                  --
  Cash                                                               1,677,368                  --                 484
  Collateral for securities loaned (Note 10)                        38,294,373                  --         436,078,652
  Receivable for securities sold                                       702,514           1,925,984          27,929,491
  Receivable for Fund shares sold                                      104,591             350,852           1,560,278
  Dividends and interest receivable                                     23,521           2,305,991           6,646,160
  Receivable for open forward foreign currency contracts--                  --                  --
  Receivable from manager                                                   --                  --                  --
  Deferred organization costs                                            7,554                  --                  --
  Other assets                                                           3,479              83,359             693,940
-----------------------------------------------------------------------------------------------------------------------
  Total Assets                                                     296,564,860         228,934,047       5,432,689,092
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable to broker - variation margin                                 198,450                  --                  --
  Dividends payable                                                         --           1,098,042                  --
  Distribution fees payable                                            119,920              24,392             277,539
  Management fees payable                                              137,320             139,232           2,325,741
  Payable for open forward foreign
    currency contracts                                                      --                  --                  --
  Payable for Fund shares purchased                                         --                  --                  --
  Payable for securities loaned (Note 10)                           38,294,373                  --         436,078,652
  Trustees retirement plan                                              15,191                  --           1,028,274
  Payable to bank                                                           --              50,582                  --
  Payable for securities purchased                                          --           1,926,720          20,142,440
  Accrued expenses                                                     147,152             457,669           1,814,915
-----------------------------------------------------------------------------------------------------------------------
  Total Liabilities                                                 38,912,406           3,696,637         461,667,561
-----------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                $  257,652,454      $  225,237,410      $4,971,021,531
=======================================================================================================================
NET ASSETS:
  Par value of shares of beneficial interest                    $      110,501      $      220,146      $    2,165,841
  Capital paid in excess of par value                              197,685,787         260,107,676       3,082,466,922
  Undistributed (overdistributed) net
    investment income                                               (1,468,177)         (1,067,481)          4,244,954
  Accumulated net realized gain (loss)
    on security transactions                                        18,984,684         (29,866,286)        152,556,181
  Net unrealized appreciation (depreciation) of
    investments and foreign currencies                              42,339,659          (4,156,645)      1,729,587,633
-----------------------------------------------------------------------------------------------------------------------
  Total Net Assets                                              $  257,652,454      $  225,237,410      $4,971,021,531
=======================================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
66                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
                                                                 April 30, 1999
--------------------------------------------------------------------------------

 Growth and            International             Mid Cap             Municipal
 Income Fund            Equity Fund               Fund               Bond Fund
================================================================================

$1,220,574,193           $34,740,643           $5,920,021           $115,921,466
     2,033,000             1,432,000            2,305,000                     --
            --                82,621                   --                     --
================================================================================
$1,518,370,993           $51,328,000           $5,985,460           $123,388,827
     2,033,000             1,432,000            2,305,000                     --
            --                82,803                   --                     --
           449                57,220                  406                 99,032
   136,985,623                    --                   --                     --
     9,011,634               569,634               81,875                 50,000
       582,192               124,788              342,359              1,648,478
     1,177,357                72,231                4,931              1,901,135
            --                    83                   --                     --
            --                    --               13,917                     --
            --                11,149                   --                     --
       181,235                    --                   --                 20,889
--------------------------------------------------------------------------------
 1,668,342,483            53,677,908            8,733,948            127,108,361
--------------------------------------------------------------------------------

            --                    --               17,150                     --
            --                    --                   --                499,504
       195,879                29,739                1,524                  9,250
       805,680                42,516                   --                 61,738
            --                   819                   --                     --
            --                    --                5,324                     --
   136,985,623                    --                   --                     --
       291,662                    --                   --                     --
     9,995,949               671,157              483,589              1,940,576
       571,906               111,337               12,668                194,275
--------------------------------------------------------------------------------
   148,846,699               855,568              520,255              2,705,343
--------------------------------------------------------------------------------
$1,519,495,784           $52,822,340           $8,213,693           $124,403,018
================================================================================

$      722,472           $    22,452           $    6,982           $     88,753
 1,000,172,549            35,575,967            8,075,659            116,300,301
      (130,807)             (519,829)               1,830                321,638
   220,934,770             1,163,550               11,258                224,965
   297,796,800            16,580,200              117,964              7,467,361
--------------------------------------------------------------------------------
$1,519,495,784           $52,822,340           $8,213,693           $124,403,018
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 67

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (unaudited) (continued)
--------------------------------------------------------------------------------

                                                                 Emerging            Government            Growth
                                                                Growth Fund             Fund                Fund
=====================================================================================================================
Shares Outstanding:
  Class 1                                                           400,810          18,362,159          192,478,728
  -------------------------------------------------------------------------------------------------------------------
  Class A                                                         5,511,198           2,069,314           11,910,836
  -------------------------------------------------------------------------------------------------------------------
  Class B                                                         5,138,138           1,583,146           12,194,543
  -------------------------------------------------------------------------------------------------------------------

Net Asset Value:
  Class 1 (and redemption price)                                 $    23.87         $     10.23         $      22.97
  -------------------------------------------------------------------------------------------------------------------
  Class A (and redemption price)                                 $    23.68         $     10.22         $      22.93
  -------------------------------------------------------------------------------------------------------------------
  Class B *                                                      $    22.89         $     10.23         $      22.69
  -------------------------------------------------------------------------------------------------------------------

Maximum Public Offering Price Per Share:

Class 1:
  (net asset value plus 9.29% of net asset value per share)      $    26.09                  --         $      25.10
  -------------------------------------------------------------------------------------------------------------------
  (net asset value plus 7.24% of net asset value per share)              --         $     10.97                   --
  -------------------------------------------------------------------------------------------------------------------
  (net asset value plus 4.99% of net asset value per share)              --                  --                   --
  -------------------------------------------------------------------------------------------------------------------

Class A:
  (net asset value plus 5.26% of net asset value per share)      $    24.93                  --         $      24.14
  -------------------------------------------------------------------------------------------------------------------
  (net asset value plus 4.71% of net asset value per share)                   --    $     10.70                   --
=====================================================================================================================

* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC for Emerging Growth, Growth, Growth and Income, Mid Cap and International Equity Funds, and by a 4.50% CDSC for Government and Municipal Bond Funds if shares are redeemed within one year from purchase (See Note 2).

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
68                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
                                                                 April 30, 1999
--------------------------------------------------------------------------------

 Growth and              International             Mid Cap             Municipal
Income Fund               Equity Fund               Fund               Bond Fund
================================================================================

 55,977,008                  108,766                22,076             6,278,425
--------------------------------------------------------------------------------
  7,679,184                1,068,910               360,736             2,042,342
--------------------------------------------------------------------------------
  8,590,980                1,067,534               315,346               554,506
--------------------------------------------------------------------------------

$     21.05               $    24.05              $  11.77            $    14.02
--------------------------------------------------------------------------------
$     21.04               $    23.86              $  11.77            $    14.02
--------------------------------------------------------------------------------
$     20.92               $    23.14              $  11.76            $    14.00
--------------------------------------------------------------------------------

$     23.01               $    26.28              $  12.86                    --
--------------------------------------------------------------------------------
         --                       --                    --            $    14.72
--------------------------------------------------------------------------------

$     22.15               $    25.12              $  12.39                    --
--------------------------------------------------------------------------------
         --                       --                    --            $    14.68
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 69

--------------------------------------------------------------------------------
Statements of Operations (unaudited)
--------------------------------------------------------------------------------

                                                                     Emerging          Government          Growth
                                                                   Growth Fund            Fund              Fund
======================================================================================================================
INVESTMENT INCOME:
  Interest                                                       $       251,737    $     7,019,791   $     8,478,511
  Dividends                                                              410,986                 --        16,155,615
  Less: Foreign withholding tax                                             (358)                --           (81,275)
----------------------------------------------------------------------------------------------------------------------
  Total Investment Income                                                662,365          7,019,791        24,552,851
----------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)                                               763,020            697,204        12,952,130
  Distribution fees (Note 2)                                             678,301             95,385         1,421,235
  Shareholder and system servicing fees                                  570,730            308,536         3,496,893
  Registration fees                                                       35,717             62,652           137,685
  Shareholder communications                                              18,524             24,932           453,356
  Custody                                                                 17,648             10,969            87,260
  Audit and legal                                                         11,660             17,967            23,436
  Trustees' fees                                                           8,485              7,979           276,078
  Amortization of deferred organization costs                              2,084                 --                --
  Pricing service fees                                                        --                 --                --
  Other                                                                   10,389             18,516            30,915
----------------------------------------------------------------------------------------------------------------------
  Total Expenses                                                       2,116,558          1,244,140        18,878,988
  Less: Management fee waiver (Note 2)                                        --                 --                --
----------------------------------------------------------------------------------------------------------------------
  Net Expenses                                                         2,116,558          1,244,140        18,878,988
----------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                          (1,454,193)         5,775,651         5,673,863
----------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS, FOREIGN CURRENCIES
AND FUTURES CONTRACTS (NOTES 4, 6 AND 8):
  Realized Gain (Loss) From:
    Security transactions (excluding short-term securities)           18,954,636         (2,260,626)      142,904,316
    Foreign currency transactions                                             --                 --                --
    Futures contracts                                                   (114,533)          (685,034)       28,603,885
----------------------------------------------------------------------------------------------------------------------
  Net Realized Gain (Loss)                                            18,840,103         (2,945,660)      171,508,201
----------------------------------------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation
  (Depreciation) of Investments, Foreign
  Currencies and Futures Contracts:
    Beginning of period                                                7,298,081          1,352,916       800,236,601
    End of period                                                     42,339,659         (4,156,645)    1,729,587,633
----------------------------------------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation (Depreciation)                35,041,578         (5,509,561)      929,351,032
----------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments, Foreign
  Currencies and Futures Contracts                                    53,881,681         (8,455,221)    1,100,859,233
----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations                $    52,427,488    $    (2,679,570)  $ 1,106,533,096
======================================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
70                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
                                         For the Six Months Ended April 30, 1999
--------------------------------------------------------------------------------

 Growth and            International              Mid Cap            Municipal
 Income Fund            Equity Fund                Fund              Bond Fund
================================================================================

$     915,190          $      15,788          $       5,426       $   3,320,456
    8,488,911                108,108                  4,945                  --
      (23,443)                (8,652)                    --                  --
--------------------------------------------------------------------------------
    9,380,658                115,244                 10,371           3,320,456
--------------------------------------------------------------------------------

    4,613,468                234,774                  3,773             350,533
      967,984                135,598                  2,252              55,491
      928,200                 90,734                    850              93,860
       50,050                 53,413                  5,000              45,500
      173,992                 11,437                  3,000              28,392
       31,850                 15,647                    500               6,370
       16,926                 23,850                  9,000              24,724
       51,870                  7,418                    900               8,190
           --                  2,083                     --                  --
           --                  1,926                     --              11,000
       38,038                    440                    400              10,921
--------------------------------------------------------------------------------
    6,872,378                577,320                 25,675             634,981

           --                     --                (17,134)                 --
--------------------------------------------------------------------------------
    6,872,378                577,320                  8,541             634,981
--------------------------------------------------------------------------------
    2,508,280               (462,076)                 1,830           2,685,475
--------------------------------------------------------------------------------

  223,152,529              1,390,097                 11,258             260,130
           --                (32,927)                    --                  --
           --                     --                     --                  --
--------------------------------------------------------------------------------
  223,152,529              1,357,170                 11,258             260,130
--------------------------------------------------------------------------------

  282,931,597              7,094,667                     --           8,967,167
  297,796,800             16,580,200                117,964           7,467,361
--------------------------------------------------------------------------------
   14,865,203              9,485,533                117,964          (1,499,806)
--------------------------------------------------------------------------------

  238,017,732             10,842,703                129,222          (1,239,676)
--------------------------------------------------------------------------------
$ 240,526,012          $  10,380,627          $     131,052       $   1,445,799
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 71

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (unaudited)
--------------------------------------------------------------------------------

                                                                Emerging           Government            Growth
                                                              Growth Fund             Fund                Fund
====================================================================================================================
OPERATIONS:
  Net investment income (loss)                              $    (1,454,193)    $     5,775,651     $     5,673,863
  Net realized gain (loss)                                       18,840,103          (2,945,660)        171,508,201
  Change in net unrealized appreciation (depreciation)           35,041,578          (5,509,561)        929,351,032
--------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets
    From Operations                                              52,427,488          (2,679,570)      1,106,533,096
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 3):
  Net investment income                                                  --          (6,822,676)        (20,153,502)
  Net realized gains                                            (16,075,519)                 --        (371,663,728)
--------------------------------------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                               (16,075,519)         (6,822,676)       (391,817,230)
--------------------------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 13):
  Net proceeds from sale of shares                               35,481,344          21,217,467         263,490,592
  Net asset value of shares issued for
    reinvestment of dividends                                    16,075,519           5,724,633         391,817,230
  Cost of shares reacquired                                     (36,719,751)        (33,699,687)       (417,561,017)
--------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
    Fund Share Transactions                                      14,837,112          (6,757,587)        237,746,805
--------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                51,189,081         (16,259,833)        952,462,671

NET ASSETS:
Beginning of period                                             206,463,373         241,497,243       4,018,558,860
--------------------------------------------------------------------------------------------------------------------
End of period*                                              $   257,652,454     $   225,237,410     $ 4,971,021,531
====================================================================================================================
* Includes undistributed (overdistributed)
    net investment income of:                               $    (1,468,177)    $    (1,067,481)    $     4,244,954
====================================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
72                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
                                         For the Six Months Ended April 30, 1999
--------------------------------------------------------------------------------

 Growth and             International           Mid Cap             Municipal
 Income Fund             Equity Fund             Fund               Bond Fund
================================================================================

$    2,508,280           $  (462,076)          $    1,830          $  2,685,475
   223,152,529             1,357,170               11,258               260,130
    14,865,203             9,485,533              117,964            (1,499,806)
--------------------------------------------------------------------------------

   240,526,012            10,380,627              131,052             1,445,799
--------------------------------------------------------------------------------

    (2,580,788)                   --                   --            (2,775,246)
   (55,687,525)                   --                   --            (1,882,614)
--------------------------------------------------------------------------------

   (58,268,313)                   --                   --            (4,657,860)
--------------------------------------------------------------------------------

    98,699,503             9,476,341            8,144,746            23,445,609

    58,268,314                    --                   --             4,158,356
  (159,339,310)           (6,333,147)             (62,105)          (15,422,072)
--------------------------------------------------------------------------------

    (2,371,493)            3,143,194            8,082,641            12,181,893
--------------------------------------------------------------------------------
   179,886,206            13,523,821            8,213,693             8,969,832

 1,339,609,578            39,298,519                   --           115,433,186
--------------------------------------------------------------------------------
$1,519,495,784           $52,822,340           $8,213,693          $124,403,018
================================================================================

$     (130,807)          $  (519,829)          $    1,830          $    321,638
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 73

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                         Emerging
                                                                          Growth            Government
                                                                           Fund                Fund
========================================================================================================
OPERATIONS:
  Net investment income (loss)                                        $  (2,334,175)      $  15,249,993
  Net realized gain                                                      16,246,245          10,926,950
  Increase (decrease) in net unrealized appreciation                    (32,876,137)         (8,550,555)
--------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Operations                     (18,964,067)         17,626,388
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 3):
  Net investment income                                                          --         (15,690,078)
  Net realized gains                                                     (1,854,478)                 --
--------------------------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                                        (1,854,478)        (15,690,078)
--------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 13):
  Net proceeds from sale of shares                                       83,968,305          25,302,746
  Net asset value of shares issued for reinvestment of dividends          1,851,092          15,293,891
  Cost of shares reacquired                                             (44,936,116)        (67,597,908)
--------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
    Fund Share Transactions                                              40,883,281         (27,001,271)
--------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                        20,064,736         (25,064,961)

NET ASSETS:
  Beginning of year                                                     186,398,637         266,562,204
--------------------------------------------------------------------------------------------------------
  End of year*                                                        $ 206,463,373       $ 241,497,243
========================================================================================================
* Includes undistributed (overdistributed)
    net investment income of:                                         $     (13,984)      $     (20,456)
========================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
74                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
                                             For the Year Ended October 31, 1998
--------------------------------------------------------------------------------

                           Growth              International         Municipal
    Growth               and Income               Equity               Bond
     Fund                   Fund                   Fund                Fund
================================================================================

$   24,026,314         $   10,575,003          $  (684,724)        $  5,369,766
   363,421,052             53,525,051              660,236            1,959,166
    83,970,624             72,944,136              716,646              601,222
--------------------------------------------------------------------------------
   471,417,990            137,044,190              692,158            7,930,154
--------------------------------------------------------------------------------

   (29,490,817)           (11,624,713)                  --           (5,264,677)
  (612,889,898)          (206,848,408)                  --           (1,048,986)
--------------------------------------------------------------------------------

  (642,380,715)          (218,473,121)                  --           (6,313,663)
--------------------------------------------------------------------------------

   361,252,628            166,386,112           13,985,910           24,927,089
   638,155,236            214,966,369                   --            6,460,752
  (591,755,393)          (236,807,411)          (7,513,975)         (33,273,984)
--------------------------------------------------------------------------------

   407,652,471            144,545,070            6,471,935           (1,886,143)
--------------------------------------------------------------------------------
   236,689,746             63,116,139            7,164,093             (269,652)

 3,781,869,114          1,276,493,439           32,134,426          115,702,838
--------------------------------------------------------------------------------
$4,018,558,860         $1,339,609,578          $39,298,519         $115,433,186
================================================================================

$   18,724,593         $      (58,299)         $   (24,826)        $    411,409
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 75

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Emerging Growth, Government, Growth, Growth and Income, International Equity, Mid Cap and Municipal Bond Funds ("Funds") are separate investment funds of the Concert Investment Series ("Series"). The Series, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company.

The significant accounting policies consistently followed by the Series are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at the current quoted bid price; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence, subsequent to the time a value was so established, is likely to have significantly changed the value then, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates; over-the-counter securities are valued on the basis of the bid price at the close of business on each day; U.S. government and agency obligations are valued at the average between bid and ask prices in the over-the-counter market; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; for the Municipal Bond Fund securities are valued at the mean between the bid and ask prices provided by an independent pricing service which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (d) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (e) interest income is recorded on the accrual basis; for the Municipal Bond Fund interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on the accrual basis; market discount is recognized upon disposition of the security; (f) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded by the Funds on the ex-dividend date; (i) the accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (j) realized gain and loss on foreign currency includes the net realized amount from the sale of currency and the amount realized between trade date and settlement date on security transactions; (k) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At October 31, 1998, reclassifications were made to the capital accounts of the Emerging Growth Fund, Government Fund, Growth Fund, and International Equity Fund to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of overdistributed net investment income amounting to $2,322,695, $141,649, and $684,156 was reclassed to paid in capital for Emerging Growth Fund, Government Fund, and International Equity Fund, respectively. In addition, a portion of accumulated net realized gain in the amount of $11,491 was reclassed to increase paid in capital for the Growth Fund. Net investment income,


--------------------------------------------------------------------------------
76                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

net realized gains, and net assets were not affected by this adjustment; (l) each Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise tax; and (m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, for the Emerging Growth and International Equity Funds, organization costs have been deferred and are currently being amortized on a straight-line basis over a five-year period.

Also, certain Funds may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

2. Investment Management Agreement and Other Transactions

SSBC Fund Management Inc. ("SSBC"), formerly known as Mutual Management Corp., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as the investment advisor to the Series. Under each respective investment management agreement, the Funds pay an investment advisory fee calculated at an annual rate of their respective average daily net assets as follows:

     Emerging Growth, Growth
       and Growth and Income                        Government                          Municipal Bond
--------------------------------        --------------------------------       -------------------------------
 Average Daily            Annual          Average Daily           Annual        Average Daily           Annual
  Net Assets               Rate            Net Assets              Rate           Net Assets             Rate
==============================================================================================================
First $1 billion           0.65%        First $1 billion           0.60%       First $1 billion          0.60%
--------------------------------------------------------------------------------------------------------------
Next $1 billion            0.60         Next $1 billion            0.55        Next $1 billion           0.55
--------------------------------------------------------------------------------------------------------------
Next $1 billion            0.55         Next $1 billion            0.50        Next $1 billion           0.50
--------------------------------------------------------------------------------------------------------------
Next $1 billion            0.50         Next $1 billion            0.45        Over $3 billion           0.45
--------------------------------------------------------------------------------------------------------------
Over $4 billion            0.45         Next $1 billion            0.40
--------------------------------------------------------------------------------------------------------------
                                        Over $5 billion            0.35
==============================================================================================================

The International Equity Fund pays SSBC an investment management fee calculated at an annual rate of 1.00% of its average daily net assets and the Mid Cap Fund pays SSBC an investment management fee calculated at an annual rate of 0.75% of its average daily net assets. These fees are calculated daily and paid monthly. For the six months ended April 30, 1999, SSBC has waived all of its management fee for the Mid Cap Fund.

CFBDS, Inc. ("CFBDS") acts as the Funds' distributor. CFBDS received sales charges of approximately $6,592,708 and $4,085,200, on sales of the Funds' Class 1 and A shares for the six months ended April 30, 1999. For the six months ended April 30, 1999, Salomon Smith Barney, Inc. and its affiliates received brokerage commissions of approximately $78,240.

There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares for the Emerging Growth, Growth, International Equity, Mid Cap and Growth and Income Funds, which applies if redemption occurs within one year of purchase and declines by 1.00% per year until no CDSC is incurred. There is a 4.50% CDSC on Class B shares for the Municipal Bond and Government Funds, which applies if redemption occurs within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 77

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

For the six months ended April 30, 1999, CDSCs paid to CFBDS for Class B shares were approximately:

                  Emerging                                  Growth      International                Municipal
                   Growth       Government    Growth      and Income       Equity       Mid Cap        Bond
==============================================================================================================
CDSCs             $270,359       $47,020     $364,723      $317,254        $39,212        $29        $18,412
==============================================================================================================

Pursuant to two Distribution Plans, the Funds pay a service fee with respect to its Class A and B shares calculated at an annual rate of 0.25% of the average daily net assets for each respective class. The Funds also pay a distribution fee with respect to Class B shares calculated at the annual rate of 0.75% of the average daily net assets of the class. For the six months ended April 30, 1999, total Distribution Plan fees incurred were:

Distribution Plan Fees                              Class A             Class B
================================================================================
Emerging Growth Fund                               $  151,546         $  526,755
--------------------------------------------------------------------------------
Government Fund                                        22,481             72,904
--------------------------------------------------------------------------------
Growth Fund                                           286,332          1,134,903
--------------------------------------------------------------------------------
Growth and Income Fund                                180,434            787,550
--------------------------------------------------------------------------------
International Equity Fund                              29,014            106,584
--------------------------------------------------------------------------------
Mid Cap Fund                                              889              1,363
--------------------------------------------------------------------------------
Municipal Bond Fund                                    24,232             31,259
================================================================================

All officers and one Trustee of the Series are employees of SSB.

The Trustees of the Series instituted a Retirement Plan ("Plan"), effective April 1, 1996. The Plan is not funded, and obligations under the Plan will be paid solely out of the Series' assets. The Series will not reserve or set aside funds for the payment of its obligations under the Plan by any form of trust or escrow. For the current Trustees not affiliated with the Adviser, the annual retirement benefit payable per year for a ten-year period is based upon the highest total annual compensation received in any of the three calendar years preceding retirement. Trustees with more than five but less than ten years of service at retirement will receive a proportionally reduced benefit. Under the Plan, for those Trustees retiring with the effectiveness of the Plan, the annual retirement benefit payable per year for a ten-year period is equal to 75% of the total compensation received from the Trust during the 1995 calendar year.

3. Exempt-Interest Dividends

The Municipal Bond Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Municipal Bond Fund.


--------------------------------------------------------------------------------
78                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

4. Investments

During the six months ended April 30, 1999 the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

                                               Purchases               Sales
================================================================================
Emerging Growth Fund                          $135,151,127          $155,512,944
--------------------------------------------------------------------------------
Government Fund                                268,914,768           279,670,649
--------------------------------------------------------------------------------
Growth Fund                                    998,339,466           918,964,890
--------------------------------------------------------------------------------
Growth and Income Fund                         694,719,270           751,430,158
--------------------------------------------------------------------------------
International Equity Fund                       12,819,635            11,340,787
--------------------------------------------------------------------------------
Mid Cap Fund                                     6,818,498               909,734
--------------------------------------------------------------------------------
Municipal Bond Fund                             21,214,115             9,790,610
================================================================================

At April 30, 1999, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                       Net Unrealized
                                                                        Appreciation
                                Appreciation         Depreciation      (Depreciation)
======================================================================================
Emerging Growth Fund           $    58,389,284     $   (17,076,330)   $    41,312,954
--------------------------------------------------------------------------------------
Government Fund                        452,946          (4,609,591)        (4,156,645)
--------------------------------------------------------------------------------------
Growth Fund                      1,814,587,288         (84,999,655)     1,729,587,633
--------------------------------------------------------------------------------------
Growth and Income Fund             337,249,590         (39,452,790)       297,796,800
--------------------------------------------------------------------------------------
International Equity Fund           17,589,874          (1,002,517)        16,587,357
--------------------------------------------------------------------------------------
Mid Cap Fund                           285,786            (220,347)            65,439
--------------------------------------------------------------------------------------
Municipal Bond Fund                  7,619,509            (152,148)         7,467,361
======================================================================================

5. Repurchase Agreements

The Funds purchase (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Funds require continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

6. Futures Contracts

The Funds may from time to time enter into futures contracts.

Initial margin deposits made upon entering into futures contracts are recognized as assets. The initial margin is segregated by the custodian as is noted in the schedule of investments. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (and cost of) the closing transaction and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 79

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

At April 30, 1999, the Emerging Growth and Mid Cap Funds had the following open futures contracts:

Emerging Growth Fund                  # of                          Basis        Market       Unrealized
Purchased Contracts                 Contracts     Expiration        Value         Value          Gain
=========================================================================================================
Mid Cap 400 Futures                     81           6/99        $15,015,345   $16,042,050    $1,026,705
=========================================================================================================

Mid Cap Fund                          # of                          Basis        Market       Unrealized
Purchased Contracts                 Contracts     Expiration        Value         Value          Gain
=========================================================================================================
S&P 400 Index                            7           9/99        $ 1,333,825   $ 1,386,350    $   52,525
=========================================================================================================

7. Option Contracts

The Funds may from time to time enter into option contracts.

Upon the purchase of a put option or a call option by the Fund, the premium paid is recorded as an investment, the value of which is marked to market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction are greater or less than the cost of the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

As of April 30, 1999, the Funds held no purchased call or put options.

8. Forward Foreign Currency Contracts

The International Equity Fund has the ability to enter into forward foreign currency contracts.

At April 30, 1999, the Fund had open forward foreign currency contracts as described below. The Fund bears the market risk that arises from changes in foreign currency exchange rates. The unrealized loss on the contracts reflected in the accompanying financial statements were as follows:

International Equity Fund                  Local           Market       Settlement   Unrealized
Foreign Currency                         Currency           Value          Date      Gain (Loss)
=================================================================================================
To Sell:
Greek Drachma                          (175,105,359)      $(569,429)      5/3/99       $(720)
-------------------------------------------------------------------------------------------------
To Buy:
Hong Kong Dollar                          2,005,546         258,763       5/3/99          (7)
Japanese Yen                             26,011,920         218,129       5/7/99         (92)
Singapore Dollar                            227,066         134,124       5/3/99          83
-------------------------------------------------------------------------------------------------
                                                                                         (16)
-------------------------------------------------------------------------------------------------
Total Unrealized Loss on Forward
  Foreign Currency Contracts                                                           $(736)
=================================================================================================

9. Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.


--------------------------------------------------------------------------------
80                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

10. Securities Lending

The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Fees earned by the Funds on securities lending are recorded in interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account.

At April 30, 1999, the Emerging Growth, Growth and Growth and Income Funds loaned stocks having a value of approximately $37,618,320, $424,074,992 and $132,257,092, respectively. These Funds hold the following collateral for loaned securities:

Emerging Growth Fund

Security Description                                                    Value
================================================================================
Time Deposits:
  Bank Brussels Lambert, 4.968% due 5/3/99                          $ 11,131,073
  Banque of Paribas, 4.968% due 5/3/99                                 7,936,043
  Caissie Des Depot Et Consig., 4.937% due 5/3/99                      8,760,566
  Caissie Des Depot (CDC), 4.968% due 5/3/99                           7,936,043
  Chase Manhattan Bank, 4.937% due 5/3/99                              2,530,648
--------------------------------------------------------------------------------
Total                                                               $ 38,294,373
================================================================================

Growth Fund

Security Description                                                    Value
================================================================================
Time Deposits:
  Bank Brussels Lambert, 4.968% due 5/3/99                          $110,496,069
  Bank of Montreal, 5.000% due 5/3/99                                    377,481
  Banque of Paribas, 4.968% due 5/3/99                                78,779,605
  Caissie Des Depot Et Consig., 4.937% due 5/3/99                     86,964,499
  Caissie Des Depot (CDC), 4.968% due 5/3/99                          78,779,605
  Chase Manhattan Bank, 4.937% due 5/3/99                             25,121,274

Commercial Paper:
  Corporate Asset Funding Co., 4.906% due 6/3/99                       1,565,413
  Morgan Stanley, 5.002% due 9/1/99                                   46,250,838
  Svenska Handelsbanken, 4.940% due 10/25/99                           7,743,868
--------------------------------------------------------------------------------
Total                                                               $436,078,652
================================================================================

Growth and Income Fund

Security Description                                                    Value
================================================================================
Time Deposits:
  Bank Brussels Lambert, 4.968% due 5/3/99                          $ 38,219,632
  Bank of Montreal, 5.000% due 5/3/99                                     20,225
  Banque of Paribas, 4.968% due 5/3/99                                27,249,182
  Caissie Des Depot Et Consig., 4.937% due 5/3/99                     30,080,266
  Caissie Des Depot (CDC), 4.968% due 5/3/99                          27,249,182
  Chase Manhattan Bank, 4.937% due 5/3/99                              8,689,231
Commercial Paper:
  Morgan Stanley, 5.002% due 9/1/99                                    5,477,905
--------------------------------------------------------------------------------
Total                                                               $136,985,623
================================================================================


--------------------------------------------------------------------------------
The Concert Investment Series                                                 81

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

Securities lending fees earned by the Funds for the six months ended April 30, 1999 were as follows:

Portfolio                                                                 Fees
================================================================================
  Emerging Growth Fund                                                  $ 69,046
--------------------------------------------------------------------------------
  Growth Fund                                                            172,397
--------------------------------------------------------------------------------
  Growth and Income Fund                                                  82,349
================================================================================

11. Securities Traded on a To-Be-Announced Basis

The Funds may trade securities on a "to-be-announced" ("TBA") basis.

In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

As of April 30, 1999, the Funds did not hold any TBA securities.

12. Capital Loss Carryforward

At October 31, 1998, the Government and International Equity Funds had, for Federal income tax purposes, approximately $26,921,000 and $225,000, respectively, of capital loss carryforwards available to offset future realized gains. To the extent that these carryforward losses can be used to offset net realized capital gains, such gains, if any, will not be distributed. Expirations occurs on October 31, of the years below:

                                        Total          2002            2003           2004           2005
============================================================================================================
Government Fund                     $26,921,000     $23,010,000     $143,000       $3,061,000      $707,000
------------------------------------------------------------------------------------------------------------
International Equity Fund               225,000         --             --              --           225,000
============================================================================================================

13. Shares of Beneficial Interest

The Funds have three classes of beneficial interest, Classes 1, A and B each with a par value of $0.01 per share. There are an unlimited number of shares authorized.

For the six months ended April 30, 1999, total paid-in capital amounted to the following for each Fund and class:

                                    Class 1           Class A        Class B
================================================================================
Emerging Growth Fund            $    8,069,712    $   97,039,120  $   92,687,456
--------------------------------------------------------------------------------
Government Fund                    222,212,218        21,551,228      16,564,376
--------------------------------------------------------------------------------
Growth Fund                      2,635,250,054       225,401,895     223,980,814
--------------------------------------------------------------------------------
Growth and Income Fund             709,084,718       138,996,455     152,813,848
--------------------------------------------------------------------------------
International Equity Fund            1,908,786        16,183,348      17,506,285
--------------------------------------------------------------------------------
Mid Cap Fund                           257,183         4,150,525       3,674,933
--------------------------------------------------------------------------------
Municipal Bond Fund                 79,822,408        28,751,340       7,815,306
================================================================================


--------------------------------------------------------------------------------
82                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

Transactions in shares of each class were as follows:

                                    Six Months Ended April 30, 1999      Year Ended October 31, 1998
                                    -------------------------------      ---------------------------
Emerging Growth Fund                    Shares         Amount               Shares         Amount
=====================================================================================================
Class 1
Shares sold                              53,712     $  1,187,619            150,284     $  3,381,423
Shares issued on reinvestment            24,496          550,198              2,928           60,973
Shares reacquired                       (36,757)        (751,193)           (69,885)      (1,565,901)
-----------------------------------------------------------------------------------------------------
Net Increase                             41,451     $    986,624             83,327     $  1,876,495
=====================================================================================================
Class A
Shares sold                             776,187     $ 17,048,480          1,902,205     $ 42,361,807
Shares issued on reinvestment           370,018        8,251,403             47,590          987,487
Shares reacquired                      (983,982)     (21,676,403)        (1,156,107)     (25,816,588)
-----------------------------------------------------------------------------------------------------
Net Increase                            162,223     $  3,623,480            793,688     $ 17,532,706
=====================================================================================================
Class B
Shares sold                             808,472     $ 17,245,245          1,747,097     $ 38,225,075
Shares issued on reinvestment           336,600        7,273,918             41,763          802,632
Shares reacquired                      (670,411)     (14,292,155)          (810,261)     (17,553,627)
-----------------------------------------------------------------------------------------------------
Net Increase                            474,661     $ 10,227,008            978,599     $ 21,474,080
=====================================================================================================

Government Fund
=====================================================================================================
Class 1
Shares sold                             739,097     $  7,710,082          1,105,624     $ 10,528,908
Shares issued on reinvestment           480,042        5,012,797          1,286,759       13,675,731
Shares reacquired                    (2,559,583)     (26,732,751)        (5,430,883)     (56,558,591)
-----------------------------------------------------------------------------------------------------
Net Decrease                         (1,340,444)    $(14,009,872)        (3,038,500)    $(32,353,952)
=====================================================================================================
Class A
Shares sold                             833,460     $  8,676,572            901,331     $  9,582,888
Shares issued on reinvestment            40,051          417,923             86,459          919,109
Shares reacquired                      (412,540)      (4,309,690)          (658,405)      (7,004,412)
-----------------------------------------------------------------------------------------------------
Net Increase                            460,971     $  4,784,805            329,385     $  3,497,585
=====================================================================================================
Class B
Shares sold                             465,480     $  4,830,813            501,510     $  5,190,950
Shares issued on reinvestment            28,158          293,913             65,763          699,051
Shares reacquired                      (254,927)      (2,657,246)          (392,534)      (4,034,905)
-----------------------------------------------------------------------------------------------------
Net Increase                            238,711     $  2,467,480            174,739     $  1,855,096
=====================================================================================================


--------------------------------------------------------------------------------
The Concert Investment Series                                                 83

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

                                     Six Months Ended April 30, 1999        Year Ended October 31, 1998
                                     -------------------------------        ---------------------------
Growth Fund                             Shares          Amount                Shares           Amount
=========================================================================================================
Class 1
Shares sold                            5,996,864     $ 130,883,579          10,240,715     $ 203,692,707
Shares issued on reinvestment         16,683,567       356,027,327          33,842,054       597,650,203
Shares reacquired                    (16,869,775)     (369,574,542)        (26,781,677)     (533,611,502)
---------------------------------------------------------------------------------------------------------
Net Increase                           5,810,656     $ 117,336,364          17,301,092     $ 267,731,408
=========================================================================================================
Class A
Shares sold                            3,073,357     $  67,613,188           4,476,613     $  88,986,499
Shares issued on reinvestment            852,135        18,167,521           1,085,537        19,159,725
Shares reacquired                     (1,217,074)      (26,726,776)         (1,552,856)      (30,826,021)
---------------------------------------------------------------------------------------------------------
Net Increase                           2,708,418     $  59,053,933           4,009,294     $  77,320,203
=========================================================================================================
Class B
Shares sold                            2,962,118     $  64,993,825           3,470,083     $  68,573,422
Shares issued on reinvestment            833,210        17,622,382           1,211,425        21,345,308
Shares reacquired                       (983,641)      (21,259,699)         (1,381,729)      (27,317,870)
---------------------------------------------------------------------------------------------------------
Net Increase                           2,811,687     $  61,356,508           3,299,779     $  62,600,860
=========================================================================================================

Growth and Income Fund
=========================================================================================================
Class 1
Shares sold                            1,546,565     $  31,148,550           2,929,819     $  55,100,017
Shares issued on reinvestment          2,373,523        46,903,775          10,752,036       183,848,216
Shares reacquired                     (6,144,144)     (123,785,196)        (10,065,660)     (189,054,918)
---------------------------------------------------------------------------------------------------------
Net Increase (Decrease)               (2,224,056)    $ (45,732,871)          3,616,195     $  49,893,315
=========================================================================================================
Class A
Shares sold                            1,659,490     $  33,497,283           3,128,961     $  58,915,223
Shares issued on reinvestment            278,289         5,496,433             850,762        14,535,892
Shares reacquired                       (973,810)      (19,644,624)         (1,236,598)      (23,150,922)
---------------------------------------------------------------------------------------------------------
Net Increase                             963,969     $  19,349,092           2,743,125     $  50,300,193
=========================================================================================================
Class B
Shares sold                            1,692,233     $  34,053,670           2,792,516     $  52,370,872
Shares issued on reinvestment            298,327         5,868,106             974,244        16,582,261
Shares reacquired                       (794,496)      (15,909,490)         (1,325,667)      (24,601,571)
---------------------------------------------------------------------------------------------------------
Net Increase                           1,196,064     $  24,012,286           2,441,093     $  44,351,562
=========================================================================================================

International Equity Fund
=========================================================================================================
Class 1
Shares sold                               28,351     $     631,379              39,075     $     803,180
Shares issued on reinvestment                 --                --                  --                --
Shares reacquired                        (27,710)         (623,620)            (21,495)         (442,410)
---------------------------------------------------------------------------------------------------------
Net Increase                                 641     $       7,759              17,580     $     360,770
=========================================================================================================
Class A
Shares sold                              176,566     $   3,946,266             322,280     $   6,599,233
Shares issued on reinvestment                 --                --                  --                --
Shares reacquired                       (146,049)       (3,298,506)           (197,676)       (3,957,003)
---------------------------------------------------------------------------------------------------------
Net Increase                              30,517     $     647,760             124,604     $   2,642,230
=========================================================================================================
Class B
Shares sold                              226,064     $   4,898,696             331,033     $   6,583,497
Shares issued on reinvestment                 --                --                  --                --
Shares reacquired                       (111,560)       (2,411,021)           (159,560)       (3,114,562)
---------------------------------------------------------------------------------------------------------
Net Increase                             114,504     $   2,487,675             171,473     $   3,468,935
=========================================================================================================


--------------------------------------------------------------------------------
84                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

                                    Six Months Ended April 30, 1999      Year Ended October 31, 1998
                                    -------------------------------      ---------------------------
Mid Cap Fund                            Shares         Amount              Shares           Amount
=====================================================================================================
Class 1+
Shares sold                              22,798     $    265,513                 --               --
Shares issued on reinvestment                --               --                 --               --
Shares reacquired                          (722)          (8,330)                --               --
-----------------------------------------------------------------------------------------------------
Net Increase                             22,076     $    257,183                 --               --
=====================================================================================================
Class A++
Shares sold                             362,038     $  4,165,654                 --               --
Shares issued on reinvestment                --               --                 --               --
Shares reacquired                        (1,302)         (15,129)                --               --
-----------------------------------------------------------------------------------------------------
Net Increase                            360,736     $  4,150,525                 --               --
=====================================================================================================
Class B+
Shares sold                             318,699     $  3,713,579                 --               --
Shares issued on reinvestment                --               --                 --
Shares reacquired                        (3,353)         (38,646)                --               --
-----------------------------------------------------------------------------------------------------
Net Increase                            315,346     $  3,674,933                 --               --
=====================================================================================================

Municipal Bond Fund
=====================================================================================================
Class 1
Shares sold                             247,029     $  3,504,780            571,369     $  7,925,600
Shares issued on reinvestment           234,285        3,320,278            394,990        5,642,150
Shares reacquired                      (704,675)     (10,001,151)        (1,792,999)     (25,390,446)
-----------------------------------------------------------------------------------------------------
Net Decrease                           (223,361)    $ (3,176,093)          (826,640)    $(11,822,696)
=====================================================================================================
Class A
Shares sold                           1,203,789     $ 17,024,479            924,268     $ 13,208,421
Shares issued on reinvestment            45,219          640,633             44,855          640,998
Shares reacquired                      (329,143)      (4,673,518)          (462,474)      (6,609,984)
-----------------------------------------------------------------------------------------------------
Net Increase                            919,865     $ 12,991,594            506,649     $  7,239,435
=====================================================================================================
Class B
Shares sold                             206,169     $  2,916,350            265,736     $  3,793,068
Shares issued on reinvestment            13,960          197,445             12,440          177,604
Shares reacquired                       (52,851)        (747,403)           (89,435)      (1,273,554)
-----------------------------------------------------------------------------------------------------
Net Increase                            167,278     $  2,366,392            188,741     $  2,697,118
=====================================================================================================

+ For the period from March 16, 1999 (commencement of operations) to April 30, 1999.

++ For the period from March 15, 1999 (commencement of operations) to April 30, 1999.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 85

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended October 31, except where noted:

                                                                        Class 1 Shares
                                               ---------------------------------------------------------------
Emerging Growth Fund                           1999(1)(2)             1998            1997            1996(3)
==============================================================================================================
Net Asset Value, Beginning of Period           $  20.28             $  22.15        $  18.59        $  17.89
--------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                             (0.07)               (0.12)          (0.08)          (0.02)
  Net realized and unrealized gain (loss)          5.19                (1.54)           3.64            0.72
--------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                5.12                (1.66)           3.56            0.70
--------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                              --                   --              --              --
  Net realized gains                              (1.53)               (0.21)             --              --
--------------------------------------------------------------------------------------------------------------
Total Distributions                               (1.53)               (0.21)             --              --
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $  23.87             $  20.28        $  22.15        $  18.59
--------------------------------------------------------------------------------------------------------------
Total Return                                      25.73%++             (7.52)%         19.15%           3.91%++
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $     10             $      7        $      6        $      1
--------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                         1.23%+               1.26%           1.39%           1.74%+
  Net investment loss                             (0.66)+              (0.60)          (0.63)          (1.09)+
--------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              59%                  80%            100%             80%
==============================================================================================================

(1)   For the six months ended April 30, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average share method.

(3)   For the period from August 8, 1996 (inception date) to October 31, 1996.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
86                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended October 31, except where noted:

                                                                                 Class A Shares
                                               ---------------------------------------------------------------------------------
Emerging Growth Fund                           1999(1)(2)             1998            1997            1996            1995(2)(3)
================================================================================================================================
Net Asset Value, Beginning of Period           $  20.15             $  22.08        $  18.57        $  15.12        $  11.81
--------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                             (0.10)               (0.17)          (0.15)          (0.18)          (0.24)
  Net realized and unrealized gain (loss)          5.16                (1.55)           3.66            3.63            3.55
--------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                5.06                (1.72)           3.51            3.45            3.31
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                              --                   --              --              --              --
  Net realized gains                              (1.53)               (0.21)             --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (1.53)               (0.21)             --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $  23.68             $  20.15        $  22.08        $  18.57        $  15.12
--------------------------------------------------------------------------------------------------------------------------------
Total Return                                      25.59%++             (7.81)%         18.90%          22.82%          28.11%++
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $    130             $    108        $    101        $     52        $     16
--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(4)                                      1.48%+               1.43%           1.69%           2.21%           2.75%+
  Net investment loss(4)                          (0.91)+              (0.80)          (0.92)          (1.52)          (1.65)+
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              59%                  80%            100%             80%             83%
================================================================================================================================

                                                                                 Class B Shares
                                               ---------------------------------------------------------------------------------
Emerging Growth Fund                           1999(1)(2)             1998            1997            1996            1995(2)(3)
================================================================================================================================
Net Asset Value, Beginning of Period           $  19.60             $  21.63        $  18.34        $  15.04        $  11.81
--------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                             (0.18)               (0.30)          (0.27)          (0.27)          (0.35)
  Net realized and unrealized gain (loss)          5.00                (1.52)           3.56            3.57            3.58
--------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                4.82                (1.82)           3.29            3.30            3.23
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                              --                   --              --              --              --
  Net realized gains                              (1.53)               (0.21)             --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (1.53)               (0.21)             --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $  22.89             $  19.60        $  21.63        $  18.34        $  15.04
--------------------------------------------------------------------------------------------------------------------------------
Total Return                                      25.07%++             (8.45)%         17.94%          21.94%          27.43%++
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $    118             $     91        $     80        $     39        $     11
--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(5)                                      2.23%+               2.18%           2.44%           2.96%           3.49%+
  Net investment loss(5)                          (1.67)+              (1.55)          (1.67)          (2.27)          (2.45)+
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              59%                  80%            100%             80%             83%
================================================================================================================================

(1)   For the six months ended April 30, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(3)   For the period from February 21, 1995 (inception date) to October 31,
      1995.

(4) If the Adviser had not waived fees for the period ended October 31, 1995, the total return would have been lower and the annualized expense and net investment loss ratios would have been 3.37% and (2.27%), respectively.

(5) If the Adviser had not waived fees for the period ended October 31, 1995, the total return would have been lower and the annualized expense ratio and net investment loss ratios would have been 4.11% and (3.07%), respectively.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 87

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended October 31, except where noted:

                                                                                   Class 1 Shares
                                              -----------------------------------------------------------------------------------
Government Fund                               1999(1)(2)           1998          1997          1996          1995          1994
=================================================================================================================================
Net Asset Value, Beginning of Period           $10.66             $10.58        $10.40        $10.67        $ 9.99        $11.80
---------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                          0.27               0.65          0.69          0.70          0.70          0.69
  Net realized and unrealized gain (loss)       (0.39)              0.10          0.17         (0.25)         0.68         (1.36)
---------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             (0.12)              0.75          0.86          0.45          1.38         (0.67)
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                         (0.31)             (0.67)        (0.68)        (0.72)        (0.70)        (0.69)
  Net realized gains                               --                 --            --            --            --         (0.45)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                             (0.31)             (0.67)        (0.68)        (0.72)        (0.70)        (1.14)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $10.23             $10.66        $10.58        $10.40        $10.67        $ 9.99
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                    (1.12)%++           7.29%         8.56%         4.58%        14.27%        (5.45)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $  188             $  209        $  241        $  287        $  329        $  335
---------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                       0.97%+             0.88%         0.90%         0.84%         0.83%         0.89%
  Net investment income                          5.11+              6.11          6.69          6.79          6.84          7.06
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           116%               141%          104%          276%          214%          256%
=================================================================================================================================

(1)   For the six months ended April 30, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
88                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended October 31, except where noted:

                                                                        Class A Shares
                                               ----------------------------------------------------------------
Government Fund                                1999(1)(2)             1998            1997           1996(3)
===============================================================================================================
Net Asset Value, Beginning of Period           $  10.66             $  10.58        $  10.41        $  10.32
---------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                            0.24                 0.62            0.66            0.15
  Net realized and unrealized gain (loss)         (0.38)                0.10            0.17            0.09
---------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               (0.14)                0.72            0.83            0.24
---------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.30)               (0.64)          (0.66)          (0.15)
---------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.30)               (0.64)          (0.66)          (0.15)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $  10.22             $  10.66        $  10.58        $  10.41
---------------------------------------------------------------------------------------------------------------
Total Return                                      (1.35)%++             7.00%           8.35%           2.36%++
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $     21             $     17        $     14        $     11
---------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                         1.47%+               1.12%           1.15%           1.09%+
  Net investment income                            4.62+                5.78            6.44            6.50+
---------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             116%                 141%            104%            276%
===============================================================================================================

                                                                         Class B Shares
                                              -----------------------------------------------------------------
Government Fund                               1999(1)(2)              1998            1997           1996(3)
===============================================================================================================
Net Asset Value, Beginning of Period           $  10.66             $  10.58        $  10.41        $  10.32
---------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                            0.21                 0.54            0.59            0.14
  Net realized and unrealized gain (loss)         (0.38)                0.10            0.17            0.09
---------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               (0.17)                0.64            0.76            0.23
---------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.26)               (0.56)          (0.59)          (0.14)
---------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.26)               (0.56)          (0.59)          (0.14)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $  10.23             $  10.66        $  10.58        $  10.41
---------------------------------------------------------------------------------------------------------------
Total Return                                      (1.63)%++             6.20%           7.55%           2.18%++
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $     16             $     14        $     12        $     14
---------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                         2.11%+               1.87%           1.90%           1.84%+
  Net investment income                            3.98+                5.04            5.69            5.74+
---------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             116%                 141%            104%            276%
===============================================================================================================

(1)   For the six months ended April 30, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) For the period from August 8, 1996 (commencement of distribution) to October 31, 1996.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 89

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended October 31, except where noted:

                                                                              Class 1 Shares
                                        ------------------------------------------------------------------------------------
Growth Fund                             1999(1)(2)            1998          1997          1996          1995          1994
============================================================================================================================
Net Asset Value, Beginning of Period      $19.59             $20.94        $17.98        $17.46        $15.31        $16.26
----------------------------------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income                     0.03               0.13          0.17          0.19          0.16          0.13
  Net realized and unrealized gain          5.28               2.10          4.33          2.91          3.18          0.21
----------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                5.31               2.23          4.50          3.10          3.34          0.34
----------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                    (0.11)             (0.17)        (0.18)        (0.18)        (0.16)        (0.11)
  Net realized gains                       (1.82)             (3.41)        (1.36)        (2.40)        (1.03)        (1.18)
----------------------------------------------------------------------------------------------------------------------------
Total Distributions                        (1.93)             (3.58)        (1.54)        (2.58)        (1.19)        (1.29)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $22.97             $19.59        $20.94        $17.98        $17.46        $15.31
----------------------------------------------------------------------------------------------------------------------------
Total Return                               27.86%++           12.54%        26.93%        19.94%        24.01%         2.04%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)      $4,421             $3,657        $3,547        $3,005        $2,612        $2,170
----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                  0.75%+             0.78%         0.88%         0.93%         1.00%         1.09%
  Net investment income                     0.31+              0.63          0.86          1.08          1.04          0.89
----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                       21%               113%          165%          202%          230%          164%
============================================================================================================================

(1)   For the six months ended April 30, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
90                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended October 31, except where noted:

                                                                    Class A Shares
                                         -----------------------------------------------------------------
Growth Fund                              1999(1)(2)              1998            1997           1996(3)
==========================================================================================================
Net Asset Value, Beginning of Period      $  19.54             $  20.89        $  17.96        $  16.63
----------------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income                       0.01                 0.05            0.15            0.02
  Net realized and unrealized gain            5.25                 2.13            4.30            1.31
----------------------------------------------------------------------------------------------------------
Total Income From Operations                  5.26                 2.18            4.45            1.33
----------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                      (0.05)               (0.12)          (0.16)             --
  Net realized gains                         (1.82)               (3.41)          (1.36)             --
----------------------------------------------------------------------------------------------------------
Total Distributions                          (1.87)               (3.53)          (1.52)             --
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $  22.93             $  19.54        $  20.89        $  17.96
----------------------------------------------------------------------------------------------------------
Total Return                                 27.67%++             12.27%          26.65%           8.00%++
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)      $    273             $    180        $    109        $     49
----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                    1.00%+               1.02%           1.13%           1.17%+
  Net investment income                       0.06+                0.38            0.57            0.46+
----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         21%                 113%            165%            202%
==========================================================================================================

                                                                    Class B Shares
                                         -----------------------------------------------------------------
Growth Fund                              1999(1)(2)              1998            1997           1996(3)
==========================================================================================================
Net Asset Value, Beginning of Period      $  19.37             $  20.75        $  17.93        $  16.63
----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)               (0.07)               (0.11)           0.01           (0.01)
  Net realized and unrealized gain            5.21                 2.14            4.28            1.31
----------------------------------------------------------------------------------------------------------
Total Income From Operations                  5.14                 2.03            4.29            1.30
----------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                         --                   --           (0.11)             --
  Net realized gains                         (1.82)               (3.41)          (1.36)             --
----------------------------------------------------------------------------------------------------------
Total Distributions                          (1.82)               (3.41)          (1.47)             --
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $  22.69             $  19.37        $  20.75        $  17.93
----------------------------------------------------------------------------------------------------------
Total Return                                 27.24%++             11.43%          25.66%           7.82%++
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)      $    277             $    182        $    126        $     74
----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                    1.75%+               1.75%           1.88%           1.93%+
  Net investment loss                        (0.69)+              (0.35)          (0.16)          (0.29)+
----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         21%                 113%            165%            202%
==========================================================================================================

(1)   For the six months ended April 30, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) For the period from August 18, 1996 (commencement of distribution) to October 31, 1996.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 91

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended October 31, except where noted:

                                                                                   Class 1 Shares
                                             ----------------------------------------------------------------------------------
Growth and Income Fund                       1999(1)(2)            1998          1997          1996         1995         1994
===============================================================================================================================
Net Asset Value, Beginning of Period           $18.53             $20.10        $18.11        $16.95       $15.77       $17.13
-------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                          0.05               0.18          0.24          0.31         0.36         0.29
  Net realized and unrealized gain (loss)        3.29               1.70          4.23          2.94         2.72        (0.21)
-------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                     3.34               1.88          4.47          3.25         3.08         0.08
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                         (0.04)             (0.20)        (0.30)        (0.34)       (0.30)       (0.28)
  Net realized gains                            (0.78)             (3.25)        (2.18)        (1.75)       (1.60)       (1.16)
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                             (0.82)             (3.45)        (2.48)        (2.09)       (1.90)       (1.44)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $21.05             $18.53        $20.10        $18.11       $16.95       $15.77
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                    18.33%++           10.90%        27.35%        20.58%       22.45%        0.51%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $1,178             $1,079        $1,097        $  943       $  828       $  712
-------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                       0.80%+             0.83%         0.88%         0.91%        0.96%        1.02%
  Net investment income                          0.48+              0.90          1.25          1.78         2.27         1.84
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            48%                34%           93%          121%         117%          88%
===============================================================================================================================

(1)   For the six months ended April 30, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
92                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended October 31, except where noted:

                                                                    Class A Shares
                                         -----------------------------------------------------------------
Growth and Income Fund                   1999(1)(2)              1998            1997           1996(3)
==========================================================================================================
Net Asset Value, Beginning of Period      $  18.53             $  20.10        $  18.11        $  17.19
----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)                0.02                (0.02)           0.20            0.07
  Net realized and unrealized gain            3.29                 1.85            4.22            0.91
----------------------------------------------------------------------------------------------------------
Total Income From Operations                  3.31                 1.83            4.42            0.98
----------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                      (0.02)               (0.15)          (0.25)          (0.06)
  Net realized gains                         (0.78)               (3.25)          (2.18)             --
----------------------------------------------------------------------------------------------------------
Total Distributions                          (0.80)               (3.40)          (2.43)          (0.06)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $  21.04             $  18.53        $  20.10        $  18.11
----------------------------------------------------------------------------------------------------------
Total Return                                 18.13%++             10.63%          27.04%           5.72%++
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)      $    161             $    124        $     80        $     33
----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                    1.05%+               1.07%           1.12%           1.16%+
  Net investment income                       0.23+                0.63            0.96            1.78+
----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         48%                  34%             93%            121%
==========================================================================================================

                                                                    Class B Shares
                                         -----------------------------------------------------------------
Growth and Income Fund                   1999(1)(2)              1998            1997           1996(3)
==========================================================================================================
Net Asset Value, Beginning of Period      $ 18.48              $ 20.07         $ 18.09         $ 17.19
----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)              (0.05)               (0.01)           0.06            0.04
  Net realized and unrealized gain           3.27                 1.71            4.22            0.90
----------------------------------------------------------------------------------------------------------
Total Income From Operations                 3.22                 1.70            4.28            0.94
----------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                        --                (0.04)          (0.12)          (0.04)
  Net realized gains                        (0.78)               (3.25)          (2.18)             --
----------------------------------------------------------------------------------------------------------
Total Distributions                         (0.78)               (3.29)          (2.30)          (0.04)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $ 20.92              $ 18.48         $ 20.07         $ 18.09
----------------------------------------------------------------------------------------------------------
Total Return                                17.68%++              9.85%          26.08%           5.49%++
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)      $   180              $   137         $    99         $    52
----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                   1.80%+               1.81%           1.88%           1.91%+
  Net investment income (loss)              (0.52)+              (0.09)           0.22            1.05+
----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        48%                  34%             93%            121%
==========================================================================================================

(1)   For the six months ended April 30, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) For the period from August 18, 1996 (commencement of distribution) to October 31, 1996.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 93

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended October 31, except where noted:

                                                                   Class 1 Shares
                                         -----------------------------------------------------------------
International Equity Fund                1999(1)(2)              1998            1997           1996(3)
==========================================================================================================
Net Asset Value, Beginning of Period      $  19.06             $  18.16        $  16.52        $  16.00
----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                        (0.16)               (0.21)          (0.17)          (0.03)
  Net realized and unrealized gain            5.15                 1.11            1.81            0.55
----------------------------------------------------------------------------------------------------------
Total Income From Operations                  4.99                 0.90            1.64            0.52
----------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                         --                   --              --              --
----------------------------------------------------------------------------------------------------------
Total Distributions                             --                   --              --              --
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $  24.05             $  19.06        $  18.16        $  16.52
----------------------------------------------------------------------------------------------------------
Total Return                                 26.18%++              4.96%           9.99%           3.25%++
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)      $      3             $      2        $      2        $    0.2
----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(4)                                 1.77%+               1.79%           2.26%           2.50%+
  Net investment loss(4)                     (1.39)+              (0.99)          (1.24)          (1.31)+
----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         24%                  63%             57%             78%
==========================================================================================================

(1)   For the six months ended April 30, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3)   For the period from August 8, 1996 (inception date) to October 31, 1996.

(4) If the Advisor had not waived or reimbursed expenses for the period ended October 31, 1996, the total return would have been lower and the annualized expense and net investment loss ratios would have been 3.87% and (2.67%), respectively.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
94                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended October 31, except where noted:

                                                                            Class A Shares
                                         ------------------------------------------------------------------------------------
International Equity Fund                1999(1)(2)              1998            1997            1996         1995(2)(3)
=============================================================================================================================
Net Asset Value, Beginning of Period      $  18.94             $  18.14        $  16.54        $  13.86        $  11.81
-----------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                        (0.20)               (0.27)          (0.26)          (0.19)          (0.14)
  Net realized and unrealized gain            5.12                 1.07            1.86            2.87            2.19
-----------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                  4.92                 0.80            1.60            2.68            2.05
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                         --                   --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                             --                   --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $  23.86             $  18.94        $  18.14        $  16.54        $  13.86
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                 25.98%++              4.41%           9.74%          19.34%          16.28%(4)++
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)      $     25             $     20        $     17        $     10        $      7
-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(5)                                 2.16%+               2.25%           2.56%           2.75%           3.64%+
  Net investment loss(5)                     (1.78)+              (1.46)          (1.59)          (1.56)          (1.40)+
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         24%                  63%             57%             78%             17%
=============================================================================================================================

(1)   For the six months ended April 30, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(3)   For the period from February 21, 1995 (inception date) to October 31,
      1995.

(4) For the purpose of calculating performance, the Fund's inception date is March 17, 1995 (date the Fund's investment strategy was implemented).

(5) If expenses had not been waived or reimbursed, for the period ended October 31, 1995 and the year ended October 31, 1996 the total return would have been lower and the expense and net investment loss ratios would have been:

                                                 Net Investment
                                Expense Ratio      Loss Ratio
                                -------------    --------------
                    1996            4.12%            (2.92)%
                    1995            5.97+            (3.73)+

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 95

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended October 31, except where noted:

                                                                            Class B Shares
                                         ------------------------------------------------------------------------------------
International Equity Fund                1999(1)(2)              1998            1997            1996         1995(2)(3)
=============================================================================================================================
Net Asset Value, Beginning of Period      $  18.44             $  17.81        $  16.36        $  13.79        $  11.81
-----------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                        (0.27)               (0.39)          (0.32)          (0.26)          (0.21)
  Net realized and unrealized gain            4.97                 1.02            1.77            2.83            2.19
-----------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                  4.70                 0.63            1.45            2.57            1.98
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                         --                   --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                             --                   --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $  23.14             $  18.44        $  17.81        $  16.36        $  13.79
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                 25.49%++              3.54%           8.93%          18.64%          15.69%(4)++
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)      $     25             $     18        $     13        $      8        $      2
-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(5)                                 2.91%+               3.11%           3.30%           3.50%           4.33%+
  Net investment loss(5)                     (2.53)+              (2.32)          (2.34)          (2.31)          (2.80)+
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         24%                  63%             57%             78%             17%
=============================================================================================================================

(1)   For the six months ended April 30, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(3)   For the period from February 21, 1995 (inception date) to October 31,
      1995.

(4) For the purpose of calculating performance, the Fund's inception date is March 17, 1995 (date the Fund's investment strategy was implemented).

(5) If the expenses had not been waived or reimbursed, for the period ended October 31, 1995 and the year ended October 31, 1996, the total return would have been lower and the expense and net investment loss ratios would have been:

                                                  Net Investment
                                Expense Ratio       Loss Ratio
                                -------------     --------------
                    1996            4.87%            (3.67)%
                    1995            6.67+            (5.13)+

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
96                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout the period ended October 31:

Mid Cap Fund                             Class 1(1)(2)    Class A(2)(3)   Class B(1)(2)
=======================================================================================
Net Asset Value, Beginning of Period      $   11.44        $   11.40       $   11.44
---------------------------------------------------------------------------------------
Income From Operations:
  Net investment income(4)                     0.02             0.01            0.00
  Net realized and unrealized gain             0.31             0.36            0.32
---------------------------------------------------------------------------------------
Total Income From Operations                   0.33             0.37            0.32
---------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                          --               --              --
  Net realized gains                             --               --              --
---------------------------------------------------------------------------------------
Total Distributions                              --               --              --
---------------------------------------------------------------------------------------
Net Asset Value, End of Period            $   11.77        $   11.77       $   11.76
---------------------------------------------------------------------------------------
Total Return++                                 2.88%            3.25%           2.80%
---------------------------------------------------------------------------------------
Net Assets, End of Period (000s)          $     260        $   4,244       $   3,710
---------------------------------------------------------------------------------------
Ratios to Average Net Assets+:
  Expenses(4)                                  1.25%            1.50%           2.25%
  Net investment income                        1.13             0.35            0.34
---------------------------------------------------------------------------------------
Portfolio Turnover Rate                          23%              23%             23%
=======================================================================================

(1) For the period from March 16, 1999 (inception date) to April 30, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3)   For the period from March 15, 1999 (inception date) to April 30, 1999.

(4) The Manager has waived all of its fees for the period ended April 30, 1999. In addition, the Manager has reimbursed the Fund for $13,361 in expenses for the period ended April 30, 1999. If such fees were not waived and expenses not reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

                                                           Expense Ratios
                               Net Investment Income     Without Fee Waiver
                                Per Share Decrease        and Reimbursement
                                ------------------        -----------------
                   Class 1            $0.06                    5.19%+
                   Class A             0.05                    4.58+
                   Class B             0.06                    6.49+

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 97

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended October 31, except where noted:

                                                                                   Class 1 Shares
                                             ------------------------------------------------------------------------------------
Municipal Bond Fund                          1999(1)(2)            1998          1997          1996          1995          1994
=================================================================================================================================
Net Asset Value, Beginning of Period           $14.41             $14.21        $13.83        $13.77        $12.89        $14.07
---------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                          0.33               0.68          0.69          0.70          0.74          0.71
  Net realized and unrealized gain (loss)       (0.15)              0.31          0.39          0.11          0.87         (1.18)
---------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations              0.18               0.99          1.08          0.81          1.61         (0.47)
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                         (0.34)             (0.66)        (0.66)        (0.71)        (0.73)        (0.71)
  Net realized gains                            (0.23)             (0.13)        (0.04)        (0.04)           --            --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                             (0.57)             (0.79)        (0.70)        (0.75)        (0.73)        (0.71)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $14.02             $14.41        $14.21        $13.83        $13.77        $12.89
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                     1.30%++            7.20%         8.04%         6.09%        12.72%        (3.38)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $   88             $   94        $  104        $  119        $  119        $  112
---------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                       1.00%+             1.01%         0.98%         1.05%         0.96%         0.99%
  Net investment income                          4.71+              4.77          4.93          5.13          5.58          5.27
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             8%                28%           50%           80%           49%            4%
=================================================================================================================================

(1)   For the six months ended April 30, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
98                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended October 31, except where noted:

                                                                         Class A Shares
                                              -----------------------------------------------------------------
Municipal Bond Fund                           1999(1)(2)              1998            1997           1996(3)
===============================================================================================================
Net Asset Value, Beginning of Period           $  14.41             $  14.21        $  13.83        $  13.78
---------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                            0.31                 0.62            0.65            0.11
  Net realized and unrealized gain (loss)         (0.15)                0.34            0.40            0.04
---------------------------------------------------------------------------------------------------------------
Total Income From Operations                       0.16                 0.96            1.05            0.15
---------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.32)               (0.63)          (0.63)          (0.10)
  Net realized gains                              (0.23)               (0.13)          (0.04)             --
---------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.55)               (0.76)          (0.67)          (0.10)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $  14.02             $  14.41        $  14.21        $  13.83
---------------------------------------------------------------------------------------------------------------
Total Return                                       1.18%++              6.93%           7.77%           1.12%++
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $     28             $     16        $      9        $      2
---------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                         1.25%+               1.23%           1.19%           1.30%+
  Net investment income                            4.47+                4.44            4.79            4.82+
---------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               8%                  28%             50%             80%
===============================================================================================================

                                                                         Class B Shares
                                              -----------------------------------------------------------------
Municipal Bond Fund                           1999(1)(2)              1998            1997           1996(3)
===============================================================================================================
Net Asset Value, Beginning of Period           $14.39               $14.20          $13.82          $13.78
---------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                          0.26                 0.51            0.54            0.09
  Net realized and unrealized gain (loss)       (0.15)                0.33            0.40            0.04
---------------------------------------------------------------------------------------------------------------
Total Income From Operations                     0.11                 0.84            0.94            0.13
---------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                         (0.27)               (0.52)          (0.52)          (0.09)
  Net realized gains                            (0.23)               (0.13)          (0.04)             --
---------------------------------------------------------------------------------------------------------------
Total Distributions                             (0.50)               (0.65)          (0.56)          (0.09)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $14.00               $14.39          $14.20          $13.82
---------------------------------------------------------------------------------------------------------------
Total Return                                     0.82%++              6.10%           6.98%           0.93%++
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $    8               $    6          $    3          $    1
---------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                       2.00%+               1.95%           1.94%           2.05%+
  Net investment income                          3.71+                3.67            4.04            4.06+
---------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             8%                  28%             50%             80%
===============================================================================================================

(1)   For the six months ended April 30, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) For the period from August 18, 1996 (commencement of distribution) to October 31, 1996.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
The Concert Investment Series                                                 99

--------------------------------------------------------------------------------
Management of the Series
--------------------------------------------------------------------------------

Board of Trustees

Donald M. Carlton
A. Benton Cocanougher
Stephen Randolph Gross
Heath B. McLendon
Alan G. Merten
R. Richardson Petit

Officers

Heath B. McLendon
Chairman

John Richards
President

Lewis E. Daidone
Senior Vice President and Treasurer

Sandip A. Bhagat
Vice President and Investment Officer

James E. Conroy
Vice President and Investment Officer

Joseph P. Deane
Vice President and Investment Officer

R. Jay Gerken
Vice President and Investment Officer

Jeffrey J. Russell
Vice President and Investment Officer

Larry B. Weissman
Vice President and Investment Officer

Irving P. David
Controller

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Adviser and Administrator

SSBC Fund Management Inc.

Distributor

CFBDS, Inc.

Custodians

PNC Bank
Chase Manhattan Bank, N.A.

This report is submitted for the general information of the shareholders of The Concert Investment Series. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.



--------------------------------------------------------------------------------
100                                      1999 Semi-Annual Report to Shareholders

[GRAPHIC]

CISS 6/99